UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

Schwab Investments
Schwab Intermediate-Term Bond Fund™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 21.0% of net assets

Financial Institutions 8.6%
Banking 6.8%
American Express Co.
3.63%, 12/05/24 (a)	750,000	740,744
American Express Credit Corp.
2.38%, 05/26/20 (a)	500,000	494,201
Bank of America Corp.
2.65%, 04/01/19	1,500,000	1,500,252
3.42%, 12/20/28 (a)(b)(c)	500,000	472,948
Barclays PLC
2.75%, 11/08/19	500,000	497,533
Capital One Financial Corp.
3.05%, 03/09/22 (a)	750,000	736,315
Citibank NA
1.85%, 09/18/19 (a)	500,000	494,518
Citigroup, Inc.
2.70%, 03/30/21	1,000,000	984,199
4.13%, 07/25/28	750,000	724,246
First Tennessee Bank NA
2.95%, 12/01/19 (a)	250,000	249,034
HSBC Holdings PLC
5.10%, 04/05/21	750,000	786,190
4.25%, 03/14/24	750,000	755,602
JPMorgan Chase & Co.
4.63%, 05/10/21	350,000	364,718
3.30%, 04/01/26 (a)	500,000	479,731
Lloyds Bank PLC
2.70%, 08/17/20	1,250,000	1,238,307
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	250,000	250,026
Mizuho Financial Group, Inc.
3.55%, 03/05/23	750,000	747,105
Morgan Stanley
5.63%, 09/23/19	500,000	517,886
2.50%, 04/21/21	1,000,000	979,803
5.00%, 11/24/25	500,000	521,526
MUFG Bank, Ltd.
2.70%, 09/09/18 (d)	1,000,000	1,000,597
PNC Bank NA
2.55%, 12/09/21 (a)	1,000,000	981,318
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)	750,000	729,174
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	750,000	747,579
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	500,000	495,254
Svenska Handelsbanken AB
2.40%, 10/01/20	100,000	98,474
The Bank of Nova Scotia
2.70%, 03/07/22	500,000	489,649
The Goldman Sachs Group, Inc.
2.63%, 04/25/21 (a)	1,000,000	981,968
3.00%, 04/26/22 (a)	500,000	491,781
4.22%, 05/01/29 (a)(c)	500,000	493,152
Wells Fargo & Co.
2.50%, 03/04/21	1,000,000	981,370
		21,025,200
Brokerage/Asset Managers/Exchanges 0.1%
Nomura Holdings, Inc.
2.75%, 03/19/19	250,000	249,936
Finance Companies 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%, 02/01/22 (a)	873,000	877,319
Air Lease Corp.
3.63%, 04/01/27 (a)	250,000	234,773
		1,112,092
Insurance 0.6%
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (a)	1,000,000	983,846
MetLife, Inc.
3.60%, 11/13/25 (a)	1,000,000	992,213
		1,976,059
REITs 0.7%
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	500,000	495,172
Government Properties Income Trust
4.00%, 07/15/22 (a)	500,000	498,024
ProLogis LP
3.75%, 11/01/25 (a)	500,000	500,670
Regency Centers LP
3.60%, 02/01/27 (a)	350,000	336,135
Welltower, Inc.
4.13%, 04/01/19 (a)	250,000	251,929
		2,081,930
		26,445,217

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial 11.5%
Basic Industry 1.0%
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	200,000	187,321
Newmont Mining Corp.
3.50%, 03/15/22 (a)	500,000	499,263
Packaging Corp. of America
3.65%, 09/15/24 (a)	350,000	347,677
Southern Copper Corp.
5.38%, 04/16/20	500,000	521,381
3.50%, 11/08/22	500,000	492,834
The Mosaic Co.
3.25%, 11/15/22 (a)	250,000	244,266
4.05%, 11/15/27 (a)	250,000	240,624
The Sherwin-Williams Co.
2.25%, 05/15/20	500,000	492,936
		3,026,302
Capital Goods 1.4%
Fortive Corp.
3.15%, 06/15/26 (a)	500,000	470,672
General Electric Co.
2.20%, 01/09/20 (a)	1,000,000	991,217
3.38%, 03/11/24	250,000	246,212
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 02/21/21	350,000	347,132
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	1,000,000	992,218
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	250,000	245,968
The Boeing Co.
2.25%, 06/15/26 (a)	1,000,000	917,054
		4,210,473
Communications 1.3%
AT&T, Inc.
4.10%, 02/15/28 (a)(d)	648,000	633,434
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (a)	500,000	501,423
4.46%, 07/23/22 (a)	500,000	510,907
4.20%, 03/15/28 (a)	500,000	471,477
Crown Castle International Corp.
4.88%, 04/15/22	500,000	520,570
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	1,000,000	1,000,762
Verizon Communications, Inc.
3.50%, 11/01/24 (a)	250,000	246,033
		3,884,606
Consumer Cyclical 1.8%
American Honda Finance Corp.
3.50%, 02/15/28	1,000,000	996,177
eBay, Inc.
2.75%, 01/30/23 (a)	500,000	484,409
General Motors Financial Co., Inc.
3.85%, 01/05/28 (a)	500,000	471,507
Lennar Corp.
4.50%, 11/15/19 (a)	1,000,000	1,012,500
Nordstrom, Inc.
4.75%, 05/01/20	1,000,000	1,025,899
Security Rate, Maturity Date	Face Amount ($)	Value ($)
QVC, Inc.
5.13%, 07/02/22	1,000,000	1,035,403
Visa, Inc.
2.20%, 12/14/20 (a)	500,000	492,562
		5,518,457
Consumer Non-Cyclical 2.1%
Abbott Laboratories
2.35%, 11/22/19	456,000	453,668
AbbVie, Inc.
3.20%, 11/06/22 (a)	500,000	495,311
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	500,000	495,651
3.70%, 02/01/24	250,000	252,196
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 01/12/24 (a)	500,000	500,542
Biogen, Inc.
3.63%, 09/15/22	500,000	502,539
4.05%, 09/15/25 (a)	500,000	506,276
Bristol-Myers Squibb Co.
1.60%, 02/27/19	500,000	496,208
Cardinal Health, Inc.
2.40%, 11/15/19	500,000	495,728
Celgene Corp.
3.55%, 08/15/22	500,000	498,831
2.75%, 02/15/23 (a)	750,000	719,860
CVS Health Corp.
4.10%, 03/25/25 (a)	250,000	251,264
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (a)	500,000	467,769
Maple Escrow Subsidiary, Inc.
4.60%, 05/25/28 (a)(d)	250,000	252,495
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	250,000	240,726
		6,629,064
Energy 1.8%
Apache Corp.
3.25%, 04/15/22 (a)	250,000	247,759
BP Capital Markets PLC
3.54%, 11/04/24	500,000	501,727
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.15%, 08/15/26 (a)(d)	250,000	243,917
Enbridge, Inc.
2.90%, 07/15/22 (a)	250,000	242,526
Encana Corp.
3.90%, 11/15/21 (a)	500,000	505,483
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (a)	250,000	260,190
Husky Energy, Inc.
4.00%, 04/15/24 (a)	500,000	504,024
Midcontinent Express Pipeline LLC
6.70%, 09/15/19 (d)	250,000	258,125
MPLX LP
4.50%, 07/15/23 (a)	1,000,000	1,030,735
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	500,000	538,002
Shell International Finance BV
3.25%, 05/11/25	500,000	492,034
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	500,000	496,955

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (a)	250,000	235,462
		5,556,939
Technology 1.9%
Alphabet, Inc.
3.38%, 02/25/24	1,000,000	1,009,092
Apple, Inc.
3.20%, 05/13/25	1,500,000	1,477,625
Baidu, Inc.
4.13%, 06/30/25	500,000	499,418
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	500,000	504,143
NVIDIA Corp.
2.20%, 09/16/21 (a)	1,000,000	975,037
Seagate HDD
4.75%, 01/01/25	200,000	192,481
VMware, Inc.
2.30%, 08/21/20	250,000	244,516
2.95%, 08/21/22 (a)	1,000,000	963,498
		5,865,810
Transportation 0.2%
Southwest Airlines Co.
2.65%, 11/05/20 (a)	500,000	495,895
		35,187,546

Utility 0.9%
Electric 0.9%
CMS Energy Corp.
8.75%, 06/15/19	83,000	87,531
Duke Energy Corp.
5.05%, 09/15/19 (e)	750,000	769,521
PPL Capital Funding, Inc.
3.50%, 12/01/22 (a)	500,000	499,683
Virginia Electric & Power Co.
2.75%, 03/15/23 (a)	1,000,000	971,117
WEC Energy Group, Inc.
2.45%, 06/15/20 (a)	500,000	493,884
		2,821,736
Natural Gas 0.0%
Sempra Energy
2.88%, 10/01/22 (a)	150,000	146,917
		2,968,653
Total Corporates
(Cost $65,470,420)		64,601,416

Treasuries 41.7% of net assets
Notes
1.63%, 06/30/19 (e)	9,200,000	9,135,852
1.75%, 09/30/19	1,000,000	992,422
1.50%, 11/30/19 (e)	2,150,000	2,122,705
1.25%, 01/31/20 (e)	1,850,000	1,816,360
1.38%, 01/31/20 (e)	3,350,000	3,296,021
3.63%, 02/15/20	2,100,000	2,143,354
1.13%, 03/31/20	600,000	586,395
1.63%, 06/30/20 (e)	3,100,000	3,050,230
1.38%, 08/31/20 (e)	7,500,000	7,323,633
1.38%, 09/15/20	4,600,000	4,490,121
1.75%, 10/31/20 (e)	5,200,000	5,111,539
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 11/15/20	1,000,000	1,003,281
1.88%, 12/15/20	3,500,000	3,447,705
2.38%, 12/31/20 (e)	500,000	498,525
3.63%, 02/15/21	1,800,000	1,852,594
1.13%, 02/28/21	1,500,000	1,445,010
2.00%, 02/28/21 (e)	5,000,000	4,932,813
1.25%, 03/31/21	500,000	482,744
2.25%, 04/30/21 (e)	4,900,000	4,862,484
2.63%, 05/15/21	2,300,000	2,306,514
1.38%, 05/31/21 (e)	3,500,000	3,382,764
1.13%, 06/30/21	2,750,000	2,634,683
2.13%, 08/15/21	2,500,000	2,466,064
1.88%, 01/31/22	2,150,000	2,095,578
1.75%, 04/30/22	900,000	870,961
2.00%, 07/31/22	500,000	487,637
1.75%, 09/30/22	200,000	192,742
1.88%, 10/31/22	900,000	871,488
1.63%, 11/15/22	650,000	622,312
2.00%, 11/30/22	700,000	681,105
2.13%, 12/31/22 (e)	1,400,000	1,368,336
1.50%, 02/28/23	600,000	569,227
1.50%, 03/31/23 (e)	1,600,000	1,516,250
1.63%, 04/30/23	1,500,000	1,428,369
1.75%, 05/15/23 (e)	1,050,000	1,005,416
2.75%, 05/31/23	870,000	873,551
1.38%, 06/30/23 (e)	1,600,000	1,501,531
1.38%, 08/31/23	1,750,000	1,637,891
1.38%, 09/30/23	2,000,000	1,869,454
2.75%, 11/15/23	800,000	802,453
2.25%, 01/31/24	3,700,000	3,610,535
2.75%, 02/15/24 (e)	4,500,000	4,509,844
2.00%, 04/30/24	3,200,000	3,073,313
2.50%, 05/15/24	3,275,000	3,233,743
2.25%, 11/15/24	2,500,000	2,425,732
2.25%, 12/31/24	1,250,000	1,211,987
2.50%, 01/31/25	3,500,000	3,445,928
2.00%, 02/15/25	1,000,000	953,418
2.88%, 04/30/25	1,650,000	1,661,376
2.13%, 05/15/25	2,150,000	2,062,236
2.88%, 05/31/25	1,670,000	1,681,318
2.00%, 08/15/25	750,000	712,017
1.63%, 05/15/26	1,550,000	1,419,431
1.50%, 08/15/26 (e)	1,350,000	1,219,958
2.25%, 08/15/27	2,200,000	2,096,359
2.25%, 11/15/27	2,800,000	2,664,867
2.75%, 02/15/28	3,000,000	2,979,316
2.88%, 05/15/28	1,250,000	1,255,688
Total Treasuries
(Cost $130,093,323)		127,995,180

Government Related 2.6% of net assets

Agency 0.7%
Foreign 0.7%
Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
4.00%, 01/27/20 (f)	1,000,000	1,023,731
Mexico 0.2%
Petroleos Mexicanos
5.50%, 01/21/21	500,000	513,935
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	250,000	241,366

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.1%
Korea Development Bank
3.75%, 01/22/24	500,000	502,764
		2,281,796

Local Authority 0.4%
Foreign 0.4%
Canada 0.4%
Hydro-Quebec
8.05%, 07/07/24	500,000	623,803
Province of British Columbia
2.25%, 06/02/26	500,000	468,403
		1,092,206
		1,092,206

Sovereign 0.4%
Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	250,000	239,947
Colombia 0.1%
Colombia Government International Bond
4.50%, 01/28/26 (a)	500,000	507,437
Mexico 0.1%
Mexico Government International Bond
3.63%, 03/15/22	250,000	250,132
Panama 0.0%
Panama Government International Bond
3.75%, 03/16/25 (a)	100,000	99,000
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	150,000	153,834
		1,250,350

Supranational* 1.1%
European Investment Bank
4.00%, 02/16/21	500,000	516,716
Inter-American Development Bank
3.88%, 09/17/19	500,000	509,267
International Bank for Reconstruction & Development
1.75%, 04/19/23	2,000,000	1,904,482
International Finance Corp.
1.75%, 09/16/19	150,000	148,738
1.13%, 07/20/21	250,000	238,319
		3,317,522
Total Government Related
(Cost $8,037,688)		7,941,874

Securitized 36.5% of net assets

Collateralized Mortgage Obligations 0.8%
Banc of America Funding Trust
Series 05-E Class 5A1
4.24%, 05/20/35 (a)(b)(g)	15,440	15,577
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CHL Mortgage Pass-Through Trust
Series 04-HYB2 Class 6A
3.52%, 07/20/34
(12 mo. USD-LIBOR + 1.87%) (a)(b)	143,684	139,526
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (a)(e)	76,929	78,065
Fannie Mae REMIC Trust
Series 2004-W6 Class 3A4
6.50%, 07/25/34 (a)	57,903	57,823
Fannie Mae REMICs
Series 2010-83 Class AK
3.00%, 11/25/18 (a)	1,883	1,881
Series 1990-8 Class G
6.00%, 01/25/20 (a)	11,853	12,006
Freddie Mac REMICs
Series 2663 Class BC
4.00%, 08/15/18 (a)	29,382	29,385
Series 3649 Class EA
2.25%, 12/15/18 (a)	1,109	1,107
Series 2641 Class WE
4.50%, 01/15/33 (a)	7,606	7,608
Series 3982 Class AB
3.50%, 06/15/36 (a)	27,160	27,180
Series 3747 Class HK
2.50%, 07/15/37 (a)	68,512	68,461
Ginnie Mae
Series 2008-38 Class BE
5.00%, 07/16/36 (a)	5,030	5,039
Series 2010-114 Class NJ
3.00%, 04/20/38 (a)	8,041	8,037
Series 2010-130 Class LG
3.50%, 11/16/38 (a)	55,105	55,366
JP Morgan Mortgage Trust
Series 2004-A3 Class 2A1
4.15%, 07/25/34 (a)(b)(h)	106,709	108,333
Series 2004-A5 Class 4A4
3.58%, 12/25/34 (a)(b)(i)	101,866	104,209
MASTR Adjustable Rate Mortgages Trust
Series 2004-4 Class 4A1
3.83%, 05/25/34 (a)(b)(j)	68,707	68,586
MASTR Alternative Loan Trust
Series 2005-1 Class A1
5.50%, 01/25/20 (a)(k)	66,323	67,594
Merrill Lynch Mortgage Investors Trust
Series 2004-B Class A1
2.46%, 05/25/29
(1 mo. USD-LIBOR + 0.50%) (a)(b)	555,646	545,873
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2 Class A1
2.40%, 06/15/30
(1 mo. USD-LIBOR + 0.48%) (a)(b)	53,665	51,738
Sequoia Mortgage Trust
Series 2013-1 Class 2A1
1.86%, 02/25/43 (a)	9,543	8,659
Series 2013-2 Class 2A
1.87%, 02/25/43 (a)	492,959	445,488
Series 2013-5 Class A1
2.50%, 05/25/43 (a)(d)	203,740	193,049

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Structured Asset Mortgage Investments II Trust
Series 2004-AR1 Class 1A1
2.65%, 03/19/34
(1 mo. USD-LIBOR + 0.70%) (a)(b)	188,169	186,349
WAMU Mortgage Pass-Through Certificates
Series 2003-AR1 Class A5
3.45%, 03/25/33
(1 year CMT Rate + 2.00%) (a)(b)	28,264	28,675
Series 2004-AR3 Class A2
3.95%, 06/25/34 (a)(b)(l)	28,796	29,477
Series 2005-AR9 Class A1A
2.60%, 07/25/45
(1 mo. USD-LIBOR + 0.64%) (a)(b)	154,799	154,612
		2,499,703

Commercial Mortgage-Backed Securities 1.3%
COMM Mortgage Trust
Series 2013-CR6 Class A2
2.12%, 03/10/46 (a)	7,031	7,026
Series 2013-CR12 Class A2
2.90%, 10/10/46 (a)	20,000	20,009
Fannie Mae-ACES
Series 2014-M6 Class A2
2.68%, 05/25/21 (a)	471,621	468,484
Series 2011-M5 Class A2
2.94%, 07/25/21 (a)	233,062	233,200
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (a)	34,803	34,791
Series K714 Class A2
3.03%, 10/25/20 (a)	154,000	154,489
Series K026 Class A2
2.51%, 11/25/22 (a)	650,000	639,289
Series K027 Class A2
2.64%, 01/25/23 (a)	110,000	108,666
Series K037 Class A1
2.59%, 04/25/23 (a)	92,419	91,747
Series K046 Class A2
3.21%, 03/25/25 (a)	100,000	100,520
Ginnie Mae
Series 2013-55 Class A
1.32%, 05/16/34 (a)	89,157	88,149
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	366,000	381,060
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	100,000	100,776
Series 2016-C32 Class A4
3.56%, 01/15/59 (a)	1,500,000	1,500,885
		3,929,091

Mortgage-Backed Securities Pass-Through 34.4%
Fannie Mae
4.50%, 09/01/18 to 09/01/41 (a)	792,972	834,461
6.00%, 09/01/18 to 12/01/35 (a)	565,676	610,971
6.50%, 03/01/19 to 09/01/22 (a)	76,061	78,479
7.00%, 07/01/19 to 01/01/35 (a)	178,564	200,084
6.00%, 10/01/19 to 05/01/21 (a)(e)	44,257	45,447
6.50%, 07/01/21 (a)(e)	5,675	5,900
5.50%, 10/01/22 (a)(e)	114,348	122,818
5.50%, 01/01/23 to 12/01/33 (a)	504,473	544,251
5.00%, 09/01/23 to 07/01/36 (a)	773,395	829,544
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.68%, 02/01/25 (a)	38,000	36,928
3.00%, 01/01/26 to 10/01/46 (a)	10,804,213	10,614,163
3.50%, 04/01/26 to 01/01/48 (a)	9,286,596	9,324,747
2.50%, 07/01/27 to 02/01/43 (a)	2,922,314	2,850,780
4.00%, 04/01/32 to 05/01/47 (a)	3,400,597	3,494,475
3.92%, 06/01/40
(12 mo. USD-LIBOR + 1.81%) (a)(b)	1,261,371	1,327,071
4.00%, 09/01/40 (a)(e)	2,637,842	2,717,463
Fannie Mae TBA
2.00%, 06/01/33 (a)(m)	500,000	475,986
3.00%, 06/01/33 to 06/01/48 (a)(m)	2,000,000	1,966,092
3.50%, 06/01/33 to 06/01/48 (a)(m)	4,000,000	3,999,062
4.00%, 06/01/48 (a)(m)	2,500,000	2,556,055
4.50%, 06/01/48 (a)(m)	1,000,000	1,044,492
Freddie Mac
4.50%, 10/01/18 to 11/01/41 (a)	3,106,398	3,268,415
4.00%, 07/01/19 to 01/01/44 (a)	2,456,933	2,533,978
6.50%, 07/01/19 to 02/01/21 (a)(e)	8,820	8,864
6.50%, 08/01/22 to 04/01/26 (a)	41,307	44,358
5.50%, 02/01/23 to 07/01/35 (a)	259,576	278,523
5.00%, 01/01/24 to 08/01/40 (a)	458,462	490,008
2.50%, 12/01/27 to 05/01/33 (a)	1,827,907	1,791,612
3.00%, 09/01/28 to 10/01/46 (a)	6,200,023	6,066,654
3.50%, 04/01/33 to 02/01/48 (a)	4,455,251	4,481,523
5.50%, 06/01/33 (a)(e)	450,602	490,734
3.50%, 09/01/44 (a)(e)	2,682,906	2,693,194
Freddie Mac TBA
2.50%, 06/01/33 (a)(m)	500,000	487,104
3.00%, 06/01/33 to 06/01/48 (a)(m)	2,000,000	1,965,174
3.50%, 06/01/33 to 06/01/48 (a)(m)	2,500,000	2,502,617
4.00%, 06/01/48 (a)(m)	2,500,000	2,556,485
Ginnie Mae
5.00%, 06/20/18 to 11/15/35 (a)	1,315,665	1,415,747
4.00%, 08/15/18 to 07/20/47 (a)	2,515,618	2,600,217
9.50%, 08/15/18 to 05/20/20 (a)	605	610
4.50%, 11/15/18 to 10/15/43 (a)	1,941,411	2,046,490
10.00%, 12/20/18 to 06/20/19 (a)	86	86
6.00%, 03/15/19 to 11/20/38 (a)	47,937	53,049
5.50%, 12/15/20 to 12/15/35 (a)	1,320,163	1,441,422
8.50%, 06/15/21 to 10/20/26 (a)	518	529
7.50%, 03/15/22 to 10/15/25 (a)	1,213	1,219
8.00%, 06/20/24 to 07/15/27 (a)	1,240	1,302
3.00%, 02/15/26 to 10/20/46 (a)	5,294,338	5,223,385
2.50%, 06/15/27 to 07/20/46 (a)	277,786	269,059
7.00%, 04/15/31 (a)	4,681	5,056
6.50%, 08/15/31 to 10/15/38 (a)	9,924	11,106
5.00%, 10/15/34 (a)(e)	671,128	719,851
3.50%, 09/15/41 to 07/20/47 (a)	10,309,886	10,416,611
Ginnie Mae TBA
3.00%, 06/01/48 (a)(m)	3,000,000	2,940,391
3.50%, 06/01/48 (a)(m)	2,000,000	2,012,266
4.00%, 06/01/48 (a)(m)	3,000,000	3,081,563
		105,578,471
Total Securitized
(Cost $113,085,699)		112,007,265

Preferred Stock 0.2% of net assets

Financial Institution 0.2%
Banking 0.2%
Countrywide Capital V
7.00%, 11/01/36 (a)	20,332	511,350
Total Preferred Stock
(Cost $510,679)		511,350

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 1.7% of net assets

Money Market Fund 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (n)	5,214,653	5,214,653
Total Other Investment Company
(Cost $5,214,653)		5,214,653

Short-Term Investments 4.9% of net assets

Government Related 4.9%
Federal Home Loan Bank
1.66%, 06/05/18 (o)	11,000,000	10,997,789
1.73%, 06/22/18 (o)	4,000,000	3,995,776
Total Short-Term Investments
(Cost $14,993,934)		14,993,565
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Variable-rate security.
(c)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,581,617 or 0.8% of net assets.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Guaranteed by the Republic of Germany.
(g)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (6 month LIBOR + 2.25% and 12 month LIBOR +2.00%)
(h)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (1 year CMT + 2.49% and 12 month LIBOR +1.99%)
(i)	Security is backed by a tranche of loans comprised of three different reference rates and spreads (1 year CMT + 2.37%, 6 month LIBOR +1.62% and 12 month LIBOR + 1.77%)
(j)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (6 month LIBOR + 2.08% and 12 month LIBOR +1.88%)
(k)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (6 month LIBOR + 1.64% and 1 month LIBOR + 1.38%)
(l)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (1 year CMT + 2.33% and 12 month LIBOR +1.82%)
(m)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(n)	The rate shown is the 7-day yield.
(o)	The rate shown is the purchase yield.

ACES –	Alternate Credit Enhancement Securities
CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
REIT –	Real Estate Investment Trust
REMIC –	Real Estate Mortgage Investment Conduit
TBA –	To-be-announced

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$64,601,416	$—	$64,601,416
Treasuries	—	127,995,180	—	127,995,180
Government Related[1]	—	7,941,874	—	7,941,874
Securitized [1]	—	112,007,265	—	112,007,265
Preferred Stock[1]	511,350	—	—	511,350
Other Investment Company[1]	5,214,653	—	—	5,214,653
Short-Term Investments[1]	—	14,993,565	—	14,993,565
Total	$5,726,003	$327,539,300	$—	$333,265,303
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Securitized 100.5% of net assets

Collateralized Mortgage Obligations 0.5%
Fannie Mae REMICs
7.00%, 09/25/22 (a)(b)	25,720	26,868
4.50%, 07/25/38 (a)	473,216	473,989
Freddie Mac REMICs
2.20%, 01/15/35 (a)	232,780	232,529
Ginnie Mae
0.00%, 09/20/37 (a)(c)(d)	72,108	70,885
3.75%, 03/20/38 (a)	29,979	30,047
3.50%, 04/20/40 (a)	277,702	278,814
Ginnie Mae REMICs
4.75%, 01/20/35 (a)(b)	68,290	68,490
3.00%, 03/20/38 (a)	7,719	7,716
4.50%, 11/20/38 (a)	11,071	11,101
		1,200,439

Mortgage-Backed Securities Pass-Through 100.0%
Ginnie Mae
5.50%, 06/20/18 to 03/20/33 (a)(b)	1,017,469	1,109,470
4.50%, 08/15/18 to 07/20/44 (a)(b)	8,723,234	9,252,294
5.00%, 08/15/18 to 02/15/40 (a)	2,834	2,916
5.00%, 09/15/18 to 04/20/40 (a)(b)	7,825,831	8,439,878
4.50%, 08/20/19 to 12/20/40 (a)	4,933,726	5,285,266
6.00%, 02/20/21 to 06/20/37 (a)(b)	319,130	351,997
5.50%, 05/15/22 to 09/15/35 (a)	2,055,701	2,247,781
6.50%, 10/15/23 (a)	4,031	4,277
6.50%, 11/20/23 to 07/15/31 (a)(b)	61,315	67,812
2.75%, 07/20/24 to 07/20/32 (1 year CMT Rate + 1.50%) (a)(b)(c)	57,258	59,137
4.00%, 12/15/24 to 11/20/45 (a)(b)	9,373,142	9,696,003
3.00%, 02/15/26 to 10/20/46 (a)(b)	31,933,728	31,497,516
3.00%, 01/20/27 to 11/20/46 (a)	30,953,527	30,536,560
3.50%, 01/20/27 to 02/20/48 (a)	36,176,543	36,548,165
2.50%, 08/15/27 to 04/15/45 (a)	1,799,899	1,751,105
2.50%, 10/20/27 to 06/15/28 (a)(b)	581,551	573,035
6.00%, 01/15/29 to 12/20/38 (a)	1,003,180	1,104,807
2.63%, 05/20/29 to 04/20/37 (1 year CMT Rate + 1.50%) (a)(b)(c)	81,371	83,012
3.13%, 12/20/30
(1 year CMT Rate + 1.50%) (a)(b)(c)	32,238	32,872
3.38%, 02/20/32
(1 year CMT Rate + 1.50%) (a)(b)(c)	15,729	16,324
3.25%, 08/20/33
(1 year CMT Rate + 2.00%) (a)(b)(c)	67,378	68,026
4.00%, 12/20/39 to 01/20/48 (a)	27,633,897	28,580,641
3.50%, 09/15/41 to 07/20/46 (a)(b)	47,704,017	48,138,249
4.00%, 03/14/44 to 11/20/44 (a)(e)	4,041,666	4,185,069
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ginnie Mae REMICs
1.88%, 04/16/32 (a)	646	646
Ginnie Mae TBA
2.50%, 06/01/48 (a)(e)	1,500,000	1,425,908
3.00%, 06/01/48 (a)(e)	2,500,000	2,450,000
3.50%, 06/01/48 (a)(e)	10,000,000	10,061,328
		233,570,094
Total Securitized
(Cost $240,792,498)		234,770,533
Security	Number of Shares	Value ($)
Other Investment Company 1.6% of net assets

Money Market Fund 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (f)	3,822,810	3,822,810
Total Other Investment Company
(Cost $3,822,810)		3,822,810

Short-Term Investment 1.3% of net assets

Government Related 1.3%
Federal Home Loan Bank
1.41%, 06/22/18 (g)	3,000,000	2,996,832
Total Short-Term Investment
(Cost $2,996,973)		2,996,832
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	Variable-rate security.
(d)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	The rate shown is the 7-day yield.
(g)	The rate shown is the purchase yield.

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued

CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI –	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS –	Mortgage-Backed Security
REMIC –	Real Estate Mortgage Investment Conduit
TBA –	To-be-announced
WAC –	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Securitized [1]	$—	$234,770,533	$—	$234,770,533
Other Investment Company[1]	3,822,810	—	—	3,822,810
Short-Term Investment[1]	—	2,996,832	—	2,996,832
Total	$3,822,810	$237,767,365	$—	$241,590,175
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
1.88%, 07/15/19	10,338,341	10,549,552
1.38%, 01/15/20	12,536,281	12,733,538
0.13%, 04/15/20	32,173,375	31,917,924
1.25%, 07/15/20	19,271,576	19,670,405
1.13%, 01/15/21	22,047,602	22,419,228
0.13%, 04/15/21	27,987,536	27,623,509
0.63%, 07/15/21	23,410,339	23,569,071
0.13%, 01/15/22	25,838,858	25,455,528
0.13%, 04/15/22	27,271,289	26,775,320
0.13%, 07/15/22	26,648,666	26,282,751
0.13%, 01/15/23	26,774,204	26,241,836
0.63%, 04/15/23	9,714,577	9,722,318
0.38%, 07/15/23	26,559,586	26,387,001
0.63%, 01/15/24	26,483,961	26,506,719
0.13%, 07/15/24	26,036,644	25,331,641
0.25%, 01/15/25	26,098,386	25,423,565
2.38%, 01/15/25	17,137,771	19,052,174
0.38%, 07/15/25	26,069,841	25,628,033
0.63%, 01/15/26	23,479,829	23,369,945
2.00%, 01/15/26	12,485,370	13,707,116
0.13%, 07/15/26	22,017,260	21,092,638
0.38%, 01/15/27	21,846,818	21,221,683
2.38%, 01/15/27	10,044,926	11,443,876
0.38%, 07/15/27	21,588,880	20,992,671
0.50%, 01/15/28	21,404,740	20,932,514
1.75%, 01/15/28	10,057,102	10,998,488
3.63%, 04/15/28	8,462,054	10,775,778
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/15/29	9,703,708	11,422,393
3.88%, 04/15/29	10,294,375	13,602,105
3.38%, 04/15/32	3,912,450	5,235,828
2.13%, 02/15/40	5,303,705	6,655,608
2.13%, 02/15/41	6,739,903	8,516,582
0.75%, 02/15/42	11,846,806	11,519,807
0.63%, 02/15/43	8,761,868	8,245,664
1.38%, 02/15/44	13,213,291	14,673,961
0.75%, 02/15/45	14,727,745	14,193,139
1.00%, 02/15/46	10,820,695	11,074,724
0.88%, 02/15/47	10,615,061	10,536,164
1.00%, 02/15/48	4,275,359	4,390,025
Total Treasuries
(Cost $684,863,407)		685,890,822
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (a)	509,105	509,105
Total Other Investment Company
(Cost $509,105)		509,105
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$685,890,822	$—	$685,890,822
Other Investment Company[1]	509,105	—	—	509,105
Total	$509,105	$685,890,822	$—	$686,399,927
[1]	As categorized in Portfolio Holdings.

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® U.S. Aggregate Bond Index Fund

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 24.9% of net assets

Financial Institutions 8.1%
Banking 5.8%
American Express Co.
2.20%, 10/30/20 (a)	750,000	733,760
American Express Credit Corp.
2.25%, 08/15/19	491,000	488,659
2.20%, 03/03/20 (a)(b)	500,000	493,963
2.25%, 05/05/21 (a)	195,000	190,439
Australia & New Zealand Banking Group Ltd.
2.63%, 05/19/22	1,000,000	970,985
Banco Santander S.A.
3.50%, 04/11/22	400,000	392,343
Bank of America Corp.
5.88%, 01/05/21	330,000	352,553
2.63%, 04/19/21 (b)	1,794,000	1,767,149
5.00%, 05/13/21	260,000	272,764
2.33%, 10/01/21 (a)(c)(d)	1,500,000	1,470,397
5.70%, 01/24/22	724,000	783,623
2.50%, 10/21/22 (a)	1,000,000	960,007
3.00%, 12/20/23 (a)(c)(d)	2,500,000	2,433,053
3.95%, 04/21/25	500,000	492,323
4.45%, 03/03/26	724,000	731,932
3.50%, 04/19/26 (b)	500,000	486,051
3.42%, 12/20/28 (a)(c)(d)	500,000	472,948
4.44%, 01/20/48 (a)(c)(d)	500,000	503,310
Bank of America NA
6.00%, 10/15/36	818,000	983,982
Bank of Montreal
1.90%, 08/27/21	550,000	529,033
Barclays PLC
2.75%, 11/08/19	724,000	720,428
3.65%, 03/16/25	1,000,000	942,081
4.38%, 01/12/26	500,000	487,461
BB&T Corp.
3.95%, 03/22/22 (a)	524,000	536,408
2.85%, 10/26/24 (a)	500,000	479,879
BNP Paribas
3.25%, 03/03/23	195,000	193,565
BNP Paribas S.A.
5.00%, 01/15/21	541,000	565,841
BPCE S.A.
2.50%, 07/15/19	655,000	651,659
Branch Banking & Trust Co.
3.63%, 09/16/25 (a)	491,000	486,559
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Financial Corp.
3.75%, 04/24/24 (a)	400,000	396,042
3.30%, 10/30/24 (a)	500,000	479,140
3.75%, 03/09/27 (a)	500,000	479,078
Capital One NA
2.40%, 09/05/19 (a)	524,000	520,688
1.85%, 09/13/19 (a)	500,000	493,308
2.35%, 01/31/20 (a)	750,000	741,384
2.95%, 07/23/21 (a)	1,000,000	985,402
Citigroup, Inc.
2.40%, 02/18/20	919,000	910,302
5.38%, 08/09/20	1,000,000	1,047,278
2.65%, 10/26/20	1,047,000	1,033,688
3.50%, 05/15/23	500,000	494,446
5.50%, 09/13/25	724,000	775,507
3.70%, 01/12/26	500,000	488,668
4.60%, 03/09/26	195,000	197,523
3.20%, 10/21/26 (a)	1,050,000	982,494
4.45%, 09/29/27	580,000	575,240
3.89%, 01/10/28 (a)(c)(d)	300,000	293,109
3.67%, 07/24/28 (a)(c)(d)	1,500,000	1,435,681
8.13%, 07/15/39	70,000	101,150
5.88%, 01/30/42	330,000	391,845
4.65%, 07/30/45	380,000	387,654
4.75%, 08/15/46	330,000	324,858
Cooperatieve Rabobank UA
2.50%, 01/19/21	491,000	483,021
4.63%, 12/01/23	491,000	498,428
4.38%, 08/04/25	491,000	484,797
Credit Suisse AG
5.40%, 01/14/20	330,000	341,827
3.63%, 09/09/24	300,000	298,053
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	250,000	248,238
3.13%, 12/10/20	655,000	652,001
3.45%, 04/16/21	1,250,000	1,253,528
Deutsche Bank AG
3.13%, 01/13/21	593,000	579,995
3.38%, 05/12/21	500,000	489,331
3.30%, 11/16/22	250,000	238,123
Discover Bank
7.00%, 04/15/20	1,000,000	1,060,145
Fifth Third Bancorp
2.88%, 07/27/20 (a)	375,000	373,713
3.95%, 03/14/28 (a)	250,000	249,010
HSBC Bank USA NA
5.88%, 11/01/34	818,000	954,757
HSBC Holdings PLC
3.40%, 03/08/21	1,200,000	1,203,689
4.00%, 03/30/22	330,000	335,862

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 03/14/24	500,000	503,735
4.38%, 11/23/26	459,000	453,482
6.50%, 09/15/37	1,155,000	1,391,531
JPMorgan Chase & Co.
4.25%, 10/15/20	724,000	741,549
2.55%, 10/29/20 (a)	330,000	325,789
4.63%, 05/10/21	500,000	521,026
2.40%, 06/07/21 (a)	1,309,000	1,281,354
4.35%, 08/15/21	900,000	929,746
3.25%, 09/23/22	1,130,000	1,121,590
3.20%, 01/25/23	813,000	802,560
3.13%, 01/23/25 (a)	195,000	187,150
3.30%, 04/01/26 (a)	3,985,000	3,823,456
3.78%, 02/01/28 (a)(c)(d)	500,000	490,082
6.40%, 05/15/38	200,000	250,945
5.50%, 10/15/40	330,000	380,275
5.60%, 07/15/41	100,000	116,651
4.26%, 02/22/48 (a)(c)(d)	750,000	728,406
KeyCorp
2.90%, 09/15/20	500,000	498,534
Lloyds Bank PLC
6.38%, 01/21/21	505,000	544,933
Lloyds Banking Group PLC
4.65%, 03/24/26	724,000	717,011
4.38%, 03/22/28	500,000	495,009
4.34%, 01/09/48	500,000	438,971
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21	1,000,000	963,666
2.67%, 07/25/22	1,000,000	968,883
3.29%, 07/25/27	250,000	240,187
Mizuho Financial Group, Inc.
2.95%, 02/28/22	700,000	685,955
2.60%, 09/11/22	250,000	240,288
3.55%, 03/05/23	950,000	946,332
3.66%, 02/28/27	200,000	196,695
3.17%, 09/11/27	500,000	471,863
Morgan Stanley
5.63%, 09/23/19	724,000	749,899
2.65%, 01/27/20	500,000	497,318
2.63%, 11/17/21	500,000	488,295
2.75%, 05/19/22	1,000,000	975,582
4.88%, 11/01/22	500,000	522,250
3.13%, 01/23/23	1,000,000	977,882
4.00%, 07/23/25	724,000	728,543
5.00%, 11/24/25	724,000	755,169
6.25%, 08/09/26	662,000	757,123
3.95%, 04/23/27	1,750,000	1,691,962
7.25%, 04/01/32	330,000	427,465
3.97%, 07/22/38 (a)(c)(d)	1,000,000	944,213
4.30%, 01/27/45	405,000	390,560
National Australia Bank Ltd.
2.50%, 05/22/22	350,000	339,045
PNC Bank NA
2.55%, 12/09/21 (a)	655,000	642,763
2.95%, 02/23/25 (a)	500,000	481,124
Regions Financial Corp.
3.20%, 02/08/21 (a)	500,000	499,459
2.75%, 08/14/22 (a)	1,000,000	970,173
Royal Bank of Canada
2.13%, 03/02/20	500,000	493,225
2.75%, 02/01/22	500,000	492,170
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	830,000	821,614
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(d)	500,000	486,116
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Santander UK PLC
2.35%, 09/10/19	230,000	228,815
State Street Corp.
2.65%, 05/19/26	250,000	234,360
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	741,000	733,488
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	750,000	736,745
3.78%, 03/09/26	500,000	500,274
2.63%, 07/14/26	100,000	91,760
Svenska Handelsbanken AB
2.40%, 10/01/20	491,000	483,508
Synchrony Financial
2.70%, 02/03/20 (a)	200,000	198,552
3.95%, 12/01/27 (a)	500,000	466,396
Synovus Financial Corp.
3.13%, 11/01/22 (a)	250,000	241,558
The Bank of New York Mellon Corp.
2.45%, 11/27/20 (a)	330,000	326,004
4.15%, 02/01/21	500,000	515,245
3.65%, 02/04/24 (a)	500,000	505,279
3.85%, 04/28/28	750,000	760,583
The Bank of Nova Scotia
2.70%, 03/07/22	1,000,000	979,298
The Goldman Sachs Group, Inc.
2.75%, 09/15/20 (a)	1,047,000	1,037,969
5.25%, 07/27/21 (b)	400,000	422,454
5.75%, 01/24/22	562,000	605,143
3.63%, 01/22/23	500,000	500,169
2.91%, 06/05/23 (a)(c)(d)	1,500,000	1,455,254
3.85%, 07/08/24 (a)	724,000	722,266
3.50%, 11/16/26 (a)	1,000,000	951,206
5.95%, 01/15/27	157,000	172,996
3.69%, 06/05/28 (a)(c)(d)	1,750,000	1,669,688
6.75%, 10/01/37	500,000	603,172
4.41%, 04/23/39 (a)(d)	500,000	488,443
6.25%, 02/01/41	150,000	180,444
5.15%, 05/22/45	500,000	516,804
4.75%, 10/21/45 (a)	500,000	507,122
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	330,000	342,147
The Toronto-Dominion Bank
2.13%, 07/02/19	330,000	328,486
2.50%, 12/14/20	900,000	888,796
3.63%, 09/15/31 (a)(c)(d)	300,000	288,063
UBS AG
2.35%, 03/26/20	491,000	484,158
4.88%, 08/04/20	491,000	508,101
US Bancorp
3.15%, 04/27/27 (a)	1,000,000	961,171
US Bank NA
2.13%, 10/28/19 (a)	655,000	650,211
Wachovia Corp.
5.50%, 08/01/35	330,000	357,306
Wells Fargo & Co.
2.10%, 07/26/21	724,000	698,207
2.63%, 07/22/22	1,500,000	1,447,165
3.45%, 02/13/23	593,000	583,857
3.30%, 09/09/24	1,224,000	1,185,498
4.30%, 07/22/27	380,000	377,496
5.38%, 02/07/35	650,000	732,510
4.65%, 11/04/44	800,000	778,403
3.90%, 05/01/45	330,000	308,551
4.75%, 12/07/46	1,000,000	989,993

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westpac Banking Corp.
4.88%, 11/19/19	330,000	339,656
2.60%, 11/23/20	724,000	715,726
3.65%, 05/15/23	500,000	501,568
3.40%, 01/25/28	500,000	482,943
		111,226,769
Brokerage/Asset Managers/Exchanges 0.3%
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	256,928
BlackRock, Inc.
5.00%, 12/10/19	195,000	201,631
3.50%, 03/18/24	724,000	731,499
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	250,000	239,202
CME Group, Inc.
3.00%, 03/15/25 (a)	500,000	486,936
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	250,000	249,053
Invesco Finance PLC
3.75%, 01/15/26	230,000	230,101
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	1,150,000	1,141,288
Legg Mason, Inc.
4.75%, 03/15/26	250,000	259,052
Nasdaq, Inc.
5.55%, 01/15/20	250,000	259,951
Nomura Holdings, Inc.
6.70%, 03/04/20	250,000	264,648
		4,320,289
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/30/20	500,000	512,763
5.00%, 10/01/21	250,000	259,782
3.65%, 07/21/27 (a)	250,000	230,292
Air Lease Corp.
3.38%, 06/01/21 (a)	1,000,000	997,177
3.63%, 04/01/27 (a)	250,000	234,773
GATX Corp.
2.60%, 03/30/20 (a)	50,000	49,561
3.25%, 09/15/26 (a)	500,000	465,558
GE Capital International Funding Co.
2.34%, 11/15/20	750,000	734,736
3.37%, 11/15/25	250,000	240,311
4.42%, 11/15/35	1,655,000	1,597,642
International Lease Finance Corp.
4.63%, 04/15/21	330,000	340,562
		5,663,157
Insurance 1.1%
Aflac, Inc.
3.63%, 06/15/23	200,000	202,253
3.63%, 11/15/24	100,000	100,049
American International Group, Inc.
3.88%, 01/15/35 (a)	328,000	298,270
6.25%, 05/01/36	430,000	503,307
4.50%, 07/16/44 (a)	395,000	373,468
4.38%, 01/15/55 (a)	500,000	441,206
Anthem, Inc.
2.25%, 08/15/19	195,000	193,629
3.30%, 01/15/23	330,000	326,716
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 08/15/24 (a)	195,000	191,149
4.65%, 08/15/44 (a)	750,000	740,979
Aon PLC
3.50%, 06/14/24 (a)	750,000	740,451
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	750,000	774,607
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (a)	630,000	619,823
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (a)	300,000	295,610
2.70%, 03/13/23	300,000	291,621
Cigna Corp.
4.00%, 02/15/22 (a)	195,000	198,701
Humana, Inc.
3.85%, 10/01/24 (a)	1,306,000	1,310,361
3.95%, 03/15/27 (a)	650,000	644,084
Lincoln National Corp.
3.80%, 03/01/28 (a)	250,000	242,592
Manulife Financial Corp.
4.06%, 02/24/32 (a)(c)(d)	500,000	482,715
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	500,000	497,807
MetLife, Inc.
3.60%, 11/13/25 (a)	800,000	793,770
6.40%, 12/15/36 (a)	330,000	356,235
4.13%, 08/13/42	100,000	95,325
Principal Financial Group, Inc.
4.35%, 05/15/43	200,000	197,633
4.30%, 11/15/46 (a)	362,000	357,025
Prudential Financial, Inc.
5.38%, 06/21/20	400,000	418,821
4.50%, 11/16/21	528,000	549,980
3.50%, 05/15/24	200,000	200,645
6.63%, 12/01/37	500,000	647,679
5.63%, 06/15/43 (a)(c)(d)	330,000	343,613
4.60%, 05/15/44 (b)	450,000	469,551
The Allstate Corp.
3.15%, 06/15/23	100,000	99,084
5.75%, 08/15/53 (a)(c)(d)	340,000	352,325
The Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,500,000	1,598,082
6.10%, 10/01/41	330,000	406,294
4.30%, 04/15/43	330,000	322,378
4.40%, 03/15/48 (a)	500,000	497,615
The Travelers Cos., Inc.
5.90%, 06/02/19	195,000	201,330
4.00%, 05/30/47 (a)	500,000	489,462
UnitedHealth Group, Inc.
3.35%, 07/15/22	650,000	655,304
2.75%, 02/15/23 (a)	195,000	190,507
3.75%, 07/15/25	530,000	533,443
3.38%, 04/15/27	250,000	244,803
5.80%, 03/15/36	393,000	476,728
Voya Financial, Inc.
5.70%, 07/15/43	350,000	391,368
XLIT Ltd.
4.45%, 03/31/25	250,000	249,550
6.25%, 05/15/27	250,000	282,689
5.25%, 12/15/43	330,000	363,773
		21,254,410

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
REITs 0.6%
AvalonBay Communities, Inc.
3.63%, 10/01/20 (a)	200,000	202,620
3.50%, 11/15/24 (a)	250,000	247,586
Boston Properties LP
3.85%, 02/01/23 (a)	500,000	505,415
3.80%, 02/01/24 (a)	195,000	194,944
Digital Realty Trust LP
5.88%, 02/01/20 (a)	230,000	238,721
Duke Realty LP
4.38%, 06/15/22 (a)	263,000	271,945
3.25%, 06/30/26 (a)	230,000	216,845
ERP Operating LP
4.75%, 07/15/20 (a)	250,000	258,334
4.63%, 12/15/21 (a)	195,000	203,039
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	320,626
Government Properties Income Trust
4.00%, 07/15/22 (a)	150,000	149,407
HCP, Inc.
5.38%, 02/01/21 (a)	400,000	418,564
4.25%, 11/15/23 (a)	500,000	506,310
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (a)	500,000	487,071
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	330,000	323,348
Kilroy Realty LP
4.25%, 08/15/29 (a)	195,000	192,445
Kimco Realty Corp.
3.40%, 11/01/22 (a)	695,000	689,114
3.30%, 02/01/25 (a)	250,000	238,933
4.25%, 04/01/45 (a)	1,000,000	916,034
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	496,000	505,530
ProLogis LP
4.25%, 08/15/23 (a)(b)	1,409,000	1,459,117
Realty Income Corp.
3.00%, 01/15/27 (a)	330,000	303,447
Senior Housing Properties Trust
4.75%, 02/15/28 (a)	750,000	729,100
Simon Property Group LP
4.38%, 03/01/21 (a)	330,000	340,225
2.35%, 01/30/22 (a)	1,000,000	966,909
Ventas Realty LP
3.85%, 04/01/27 (a)	250,000	241,465
Welltower, Inc.
4.25%, 04/01/26 (a)	750,000	744,172
		11,871,266
		154,335,891

Industrial 15.1%
Basic Industry 0.8%
Airgas, Inc.
3.65%, 07/15/24 (a)	195,000	196,547
Albemarle Corp.
5.45%, 12/01/44 (a)	300,000	321,349
Barrick North America Finance LLC
5.75%, 05/01/43	250,000	289,002
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	290,339
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	195,000	196,955
5.00%, 09/30/43	300,000	342,691
Domtar Corp.
4.40%, 04/01/22 (a)	300,000	307,181
Eastman Chemical Co.
2.70%, 01/15/20 (a)	193,000	192,193
Ecolab, Inc.
4.35%, 12/08/21	122,000	127,063
2.38%, 08/10/22 (a)	150,000	145,256
EI du Pont de Nemours & Co.
4.63%, 01/15/20	500,000	515,074
2.80%, 02/15/23	500,000	487,017
Goldcorp, Inc.
3.70%, 03/15/23 (a)	100,000	99,051
International Paper Co.
3.65%, 06/15/24 (a)	200,000	198,063
4.40%, 08/15/47 (a)	500,000	465,834
Kinross Gold Corp.
5.13%, 09/01/21 (a)	150,000	154,876
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	237,400
Monsanto Co.
5.50%, 08/15/25	150,000	163,272
4.40%, 07/15/44 (a)	350,000	332,899
Newmont Mining Corp.
4.88%, 03/15/42 (a)	330,000	340,220
Nucor Corp.
5.20%, 08/01/43 (a)	200,000	226,566
Nutrien Ltd.
3.15%, 10/01/22 (a)	195,000	190,901
3.63%, 03/15/24 (a)	100,000	98,131
3.38%, 03/15/25 (a)	330,000	314,836
6.13%, 01/15/41 (a)	195,000	226,730
5.25%, 01/15/45 (a)	150,000	160,865
Packaging Corp. of America
4.50%, 11/01/23 (a)	750,000	779,012
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	99,601
Praxair, Inc.
3.00%, 09/01/21	195,000	194,319
2.65%, 02/05/25 (a)	250,000	239,204
3.20%, 01/30/26 (a)	300,000	294,288
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	350,000	402,213
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (a)	500,000	500,797
Rohm & Haas Co.
7.85%, 07/15/29	250,000	331,670
RPM International, Inc.
4.25%, 01/15/48 (a)	250,000	228,059
Southern Copper Corp.
5.38%, 04/16/20	750,000	782,071
The Dow Chemical Co.
7.38%, 11/01/29	524,000	671,338
The Mosaic Co.
4.05%, 11/15/27 (a)	250,000	240,624
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	750,000	731,294
3.45%, 06/01/27 (a)	500,000	475,624
4.50%, 06/01/47 (a)	250,000	246,693

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Vale Overseas Ltd.
4.38%, 01/11/22	78,000	78,429
6.88%, 11/10/39	850,000	971,125
WestRock Co.
3.75%, 03/15/25 (a)(e)	1,000,000	989,039
		14,875,711
Capital Goods 1.2%
3M Co.
2.00%, 06/26/22	263,000	254,238
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	479,150
Bemis Co., Inc.
3.10%, 09/15/26 (a)	320,000	298,113
Caterpillar Financial Services Corp.
1.85%, 09/04/20	350,000	342,135
1.70%, 08/09/21	330,000	316,408
2.40%, 08/09/26	362,000	332,519
Caterpillar, Inc.
2.60%, 06/26/22 (a)	200,000	195,231
3.40%, 05/15/24 (a)	135,000	135,391
3.80%, 08/15/42	500,000	486,494
CNH Industrial Capital LLC
4.38%, 11/06/20	300,000	306,750
Deere & Co.
5.38%, 10/16/29	362,000	415,818
Eaton Corp.
2.75%, 11/02/22	230,000	224,646
4.00%, 11/02/32	296,000	295,014
Fortive Corp.
2.35%, 06/15/21 (a)	195,000	189,912
3.15%, 06/15/26 (a)	150,000	141,202
4.30%, 06/15/46 (a)	330,000	320,296
General Dynamics Corp.
2.25%, 11/15/22 (a)	300,000	288,429
General Electric Co.
5.55%, 05/04/20	393,000	411,327
3.15%, 09/07/22 (b)	750,000	740,918
2.70%, 10/09/22	330,000	320,951
3.45%, 05/15/24 (a)	724,000	713,292
5.88%, 01/14/38	70,000	80,261
4.13%, 10/09/42	580,000	534,091
Honeywell International, Inc.
1.85%, 11/01/21 (a)	330,000	318,700
Illinois Tool Works, Inc.
3.90%, 09/01/42 (a)	300,000	299,245
Ingersoll-Rand Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	500,000	488,851
5.75%, 06/15/43	100,000	117,650
4.30%, 02/21/48 (a)	500,000	493,668
John Deere Capital Corp.
2.80%, 03/04/21	250,000	248,636
2.15%, 09/08/22	500,000	479,122
2.65%, 06/10/26	200,000	187,539
3.05%, 01/06/28	300,000	287,306
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	193,349
4.63%, 07/02/44 (a)	195,000	195,429
5.13%, 09/14/45 (a)(b)	200,000	214,911
L3 Technologies, Inc.
4.95%, 02/15/21 (a)	273,000	283,103
Lockheed Martin Corp.
2.50%, 11/23/20 (a)	1,100,000	1,088,184
3.10%, 01/15/23 (a)	250,000	247,782
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.55%, 01/15/26 (a)	300,000	297,665
4.09%, 09/15/52 (a)	638,000	613,046
Masco Corp.
4.50%, 05/15/47 (a)	500,000	464,690
Northrop Grumman Corp.
2.08%, 10/15/20	350,000	342,855
3.50%, 03/15/21	250,000	253,679
4.75%, 06/01/43	250,000	264,816
Owens Corning
4.20%, 12/15/22 (a)	330,000	336,136
Raytheon Co.
3.15%, 12/15/24 (a)	250,000	248,816
Republic Services, Inc.
3.55%, 06/01/22 (a)	250,000	251,876
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	800,000	783,025
3.20%, 03/15/24 (a)	655,000	633,969
Roper Technologies, Inc.
3.85%, 12/15/25 (a)	500,000	496,852
3.80%, 12/15/26 (a)	500,000	492,954
The Boeing Co.
4.88%, 02/15/20	430,000	445,854
2.80%, 03/01/27 (a)	400,000	379,996
United Technologies Corp.
1.50%, 11/01/19	600,000	590,746
1.95%, 11/01/21 (a)	195,000	187,671
6.13%, 07/15/38	750,000	895,665
4.50%, 06/01/42	100,000	98,924
Waste Management, Inc.
4.75%, 06/30/20	75,000	77,872
3.13%, 03/01/25 (a)	200,000	192,713
4.10%, 03/01/45 (a)	562,000	561,481
Xylem, Inc.
4.88%, 10/01/21	500,000	524,764
		22,402,126
Communications 2.3%
21st Century Fox America, Inc.
4.50%, 02/15/21	75,000	77,589
3.70%, 10/15/25 (a)	200,000	198,104
6.55%, 03/15/33	500,000	618,820
6.40%, 12/15/35	230,000	282,727
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	350,000	338,901
America Movil, S.A.B. de CV
3.13%, 07/16/22	500,000	493,502
6.13%, 03/30/40	830,000	987,350
American Tower Corp.
3.30%, 02/15/21 (a)	250,000	249,844
3.00%, 06/15/23	300,000	288,705
5.00%, 02/15/24	250,000	261,970
3.13%, 01/15/27 (a)	230,000	210,039
AT&T, Inc.
2.80%, 02/17/21 (a)	1,000,000	988,810
3.80%, 03/01/24 (a)	500,000	498,062
3.40%, 05/15/25 (a)	230,000	220,014
4.10%, 02/15/28 (a)(e)	1,377,000	1,346,047
4.30%, 02/15/30 (a)(e)	1,597,000	1,546,351
5.25%, 03/01/37 (a)	350,000	356,636
4.30%, 12/15/42 (a)	250,000	221,381
4.75%, 05/15/46 (a)	1,250,000	1,160,506
4.50%, 03/09/48 (a)	824,000	735,140
5.15%, 02/15/50 (a)	500,000	488,562

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
CBS Corp.
3.50%, 01/15/25 (a)	330,000	317,163
7.88%, 07/30/30	50,000	62,769
4.90%, 08/15/44 (a)	195,000	187,718
4.60%, 01/15/45 (a)	330,000	309,789
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	500,000	510,907
4.20%, 03/15/28 (a)	500,000	471,477
6.38%, 10/23/35 (a)	230,000	246,028
6.48%, 10/23/45 (a)	500,000	533,788
Comcast Corp.
5.70%, 07/01/19	195,000	201,061
5.15%, 03/01/20	750,000	777,855
2.75%, 03/01/23 (a)	250,000	241,921
3.30%, 02/01/27 (a)	650,000	614,574
7.05%, 03/15/33	500,000	637,262
6.50%, 11/15/35	195,000	236,706
4.50%, 01/15/43	1,000,000	960,315
3.97%, 11/01/47 (a)	350,000	310,005
4.00%, 11/01/49 (a)	30,000	26,613
4.05%, 11/01/52 (a)	72,000	63,653
Crown Castle International Corp.
2.25%, 09/01/21 (a)	250,000	241,283
4.88%, 04/15/22	330,000	343,576
5.25%, 01/15/23	350,000	368,948
4.45%, 02/15/26 (a)	195,000	196,238
4.75%, 05/15/47 (a)	250,000	244,856
Deutsche Telekom International Finance BV
8.75%, 06/15/30	550,000	762,334
Discovery Communications LLC
2.80%, 06/15/20 (a)(e)	175,000	173,426
4.90%, 03/11/26 (a)	100,000	102,356
3.95%, 03/20/28 (a)	500,000	473,978
5.00%, 09/20/37 (a)	250,000	242,736
6.35%, 06/01/40	750,000	837,938
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	295,000	299,893
NBCUniversal Media LLC
5.15%, 04/30/20	330,000	343,061
4.38%, 04/01/21	195,000	201,460
4.45%, 01/15/43	230,000	221,353
Omnicom Group, Inc./Omnicom Capital, Inc.
4.45%, 08/15/20	330,000	339,704
3.63%, 05/01/22	250,000	250,190
3.65%, 11/01/24 (a)	230,000	226,335
3.60%, 04/15/26 (a)	1,000,000	963,610
Orange S.A.
9.00%, 03/01/31 (b)	600,000	858,193
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	330,000	348,452
TCI Communications, Inc.
7.13%, 02/15/28	230,000	282,287
Telefonica Emisiones S.A.U.
5.46%, 02/16/21	330,000	348,191
4.10%, 03/08/27	300,000	293,647
7.05%, 06/20/36	195,000	242,000
5.21%, 03/08/47	500,000	504,295
The Walt Disney Co.
3.00%, 02/13/26	700,000	681,135
1.85%, 07/30/26	500,000	441,007
4.13%, 06/01/44	750,000	752,037
Time Warner Cable LLC
5.00%, 02/01/20	330,000	338,517
5.88%, 11/15/40 (a)	1,224,000	1,242,874
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Time Warner, Inc.
4.88%, 03/15/20	263,000	271,711
3.55%, 06/01/24 (a)	1,000,000	979,536
3.88%, 01/15/26 (a)	900,000	878,854
Verizon Communications, Inc.
2.63%, 02/21/20	1,250,000	1,245,231
3.00%, 11/01/21 (a)	263,000	261,855
2.95%, 03/15/22	500,000	491,969
5.15%, 09/15/23	530,000	570,600
4.15%, 03/15/24 (a)	330,000	337,002
3.50%, 11/01/24 (a)	330,000	324,764
4.13%, 03/16/27	500,000	502,223
4.40%, 11/01/34 (a)	530,000	512,713
4.27%, 01/15/36	905,000	847,735
4.75%, 11/12/41	724,000	705,141
4.86%, 08/21/46	250,000	242,740
4.52%, 09/15/48	1,500,000	1,387,087
Viacom, Inc.
4.25%, 09/01/23 (a)	263,000	263,937
Vodafone Group PLC
2.95%, 02/19/23	380,000	367,638
4.38%, 05/30/28	1,500,000	1,499,602
WPP Finance 2010
3.75%, 09/19/24	100,000	97,780
		43,232,692
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (a)	724,000	720,223
2.80%, 06/06/23 (a)	750,000	726,186
3.40%, 12/06/27 (a)	500,000	475,344
Amazon.com, Inc.
2.50%, 11/29/22 (a)	230,000	224,684
3.80%, 12/05/24 (a)	195,000	200,437
3.15%, 08/22/27 (a)(e)	1,000,000	967,975
3.88%, 08/22/37 (a)(e)	250,000	251,160
4.95%, 12/05/44 (a)	330,000	376,159
American Honda Finance Corp.
2.90%, 02/16/24	590,000	576,799
2.30%, 09/09/26	300,000	274,378
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	500,000	481,998
Costco Wholesale Corp.
1.70%, 12/15/19	330,000	326,003
2.15%, 05/18/21 (a)	500,000	490,287
3.00%, 05/18/27 (a)	500,000	480,417
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	400,000	437,015
Daimler Finance North America LLC
8.50%, 01/18/31	200,000	285,211
Delphi Corp.
4.15%, 03/15/24 (a)	100,000	101,602
eBay, Inc.
2.60%, 07/15/22 (a)	195,000	188,911
2.75%, 01/30/23 (a)	500,000	484,409
Family Dollar Stores, Inc.
5.00%, 02/01/21	500,000	519,750
Ford Motor Co.
4.35%, 12/08/26 (a)	330,000	327,085
6.63%, 10/01/28	200,000	225,768
7.45%, 07/16/31	393,000	466,428
4.75%, 01/15/43	405,000	364,404

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ford Motor Credit Co., LLC
3.16%, 08/04/20	500,000	498,379
3.34%, 03/18/21	250,000	248,611
2.98%, 08/03/22 (a)	1,000,000	967,677
General Motors Co.
4.88%, 10/02/23	562,000	584,016
4.20%, 10/01/27 (a)	500,000	486,245
6.25%, 10/02/43	195,000	210,147
General Motors Financial Co., Inc.
2.35%, 10/04/19	1,000,000	992,959
3.15%, 01/15/20 (a)	800,000	800,563
3.25%, 01/05/23 (a)	250,000	243,737
3.70%, 05/09/23 (a)	562,000	556,196
3.85%, 01/05/28 (a)	500,000	471,507
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	198,584
Kohl’s Corp.
4.25%, 07/17/25 (a)	500,000	500,019
5.55%, 07/17/45 (a)	250,000	241,599
Lowe’s Cos., Inc.
3.12%, 04/15/22 (a)	495,000	497,878
3.38%, 09/15/25 (a)	724,000	716,850
4.65%, 04/15/42 (a)	195,000	208,088
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	258,000	262,052
Marriott International, Inc.
2.88%, 03/01/21 (a)	100,000	99,142
3.75%, 03/15/25 (a)	330,000	325,878
McDonald’s Corp.
2.20%, 05/26/20 (a)	500,000	494,238
3.70%, 01/30/26 (a)	330,000	331,099
3.50%, 03/01/27 (a)	200,000	196,978
4.88%, 12/09/45 (a)	270,000	290,542
NIKE, Inc.
3.38%, 11/01/46 (a)	500,000	450,360
Nordstrom, Inc.
4.00%, 03/15/27 (a)	296,000	283,712
QVC, Inc.
5.13%, 07/02/22	330,000	341,683
4.38%, 03/15/23	350,000	349,005
4.85%, 04/01/24	1,000,000	1,015,142
5.45%, 08/15/34 (a)	195,000	186,053
Starbucks Corp.
2.20%, 11/22/20	200,000	197,166
2.10%, 02/04/21 (a)	100,000	97,941
3.85%, 10/01/23 (a)	245,000	253,279
3.75%, 12/01/47 (a)	750,000	715,575
Target Corp.
2.30%, 06/26/19	330,000	329,283
3.50%, 07/01/24	263,000	265,663
4.00%, 07/01/42	75,000	72,642
3.90%, 11/15/47 (a)	500,000	472,798
The Home Depot, Inc.
2.00%, 06/15/19 (a)	600,000	597,014
2.63%, 06/01/22 (a)	250,000	246,580
3.75%, 02/15/24 (a)	195,000	199,733
5.88%, 12/16/36	830,000	1,046,127
4.20%, 04/01/43 (a)	330,000	337,371
4.88%, 02/15/44 (a)	195,000	218,809
Toyota Motor Credit Corp.
2.95%, 04/13/21	250,000	249,842
2.75%, 05/17/21	500,000	497,436
3.40%, 09/15/21	789,000	799,070
2.63%, 01/10/23	100,000	97,314
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Visa, Inc.
4.15%, 12/14/35 (a)	330,000	346,828
4.30%, 12/14/45 (a)	295,000	312,544
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (a)	330,000	329,683
3.80%, 11/18/24 (a)	330,000	328,901
Walmart, Inc.
2.55%, 04/11/23 (a)	850,000	830,682
4.30%, 04/22/44 (a)	1,000,000	1,066,917
		32,930,770
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.35%, 11/22/19	166,000	165,151
2.80%, 09/15/20 (a)	1,000,000	995,889
2.90%, 11/30/21 (a)	1,000,000	989,763
4.90%, 11/30/46 (a)	826,000	892,596
AbbVie, Inc.
2.85%, 05/14/23 (a)	1,000,000	970,174
3.60%, 05/14/25 (a)	200,000	195,278
3.20%, 05/14/26 (a)	500,000	471,183
4.50%, 05/14/35 (a)	250,000	249,787
4.30%, 05/14/36 (a)	500,000	485,389
4.40%, 11/06/42	250,000	240,392
Allergan Funding SCS
3.85%, 06/15/24 (a)	1,500,000	1,475,300
3.80%, 03/15/25 (a)	1,000,000	974,376
4.75%, 03/15/45 (a)	111,000	107,573
Altria Group, Inc.
4.50%, 05/02/43	500,000	492,785
5.38%, 01/31/44	562,000	614,707
Amgen, Inc.
3.45%, 10/01/20	750,000	757,827
1.85%, 08/19/21 (a)	300,000	288,368
2.60%, 08/19/26 (a)	330,000	299,885
4.66%, 06/15/51 (a)	1,075,000	1,083,301
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	1,195,000	1,184,607
3.65%, 02/01/26 (a)	1,230,000	1,213,770
4.70%, 02/01/36 (a)	405,000	418,418
4.90%, 02/01/46 (a)	1,250,000	1,307,024
Anheuser-Busch InBev Worldwide, Inc.
6.88%, 11/15/19	1,000,000	1,057,487
5.00%, 04/15/20	296,000	308,916
3.50%, 01/12/24 (a)	300,000	300,325
4.00%, 04/13/28 (a)	250,000	250,149
4.44%, 10/06/48 (a)	750,000	734,448
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	350,000	322,313
Ascension Health
3.95%, 11/15/46	250,000	251,084
AstraZeneca PLC
2.38%, 11/16/20	500,000	492,474
6.45%, 09/15/37	330,000	417,763
BAT Capital Corp.
2.30%, 08/14/20 (e)	500,000	490,339
Baxalta, Inc.
3.60%, 06/23/22 (a)	330,000	328,664
4.00%, 06/23/25 (a)	330,000	323,793
5.25%, 06/23/45 (a)	330,000	349,323
Baxter International, Inc.
2.60%, 08/15/26 (a)	79,000	72,441
Becton Dickinson & Co.
2.68%, 12/15/19	100,000	99,508
2.40%, 06/05/20	500,000	491,726

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.36%, 06/06/24 (a)	500,000	483,911
3.73%, 12/15/24 (a)	102,000	100,268
4.69%, 12/15/44 (a)	250,000	244,419
4.67%, 06/06/47 (a)	200,000	198,498
Biogen, Inc.
2.90%, 09/15/20	500,000	498,481
3.63%, 09/15/22	150,000	150,762
Boston Scientific Corp.
3.85%, 05/15/25	375,000	374,083
Brown-Forman Corp.
4.00%, 04/15/38 (a)	250,000	252,657
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	195,000	205,525
3.75%, 09/25/27 (a)	500,000	476,163
Campbell Soup Co.
4.15%, 03/15/28 (a)	500,000	480,008
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	1,000,000	949,736
3.75%, 09/15/25 (a)	330,000	320,713
4.90%, 09/15/45 (a)	180,000	175,394
Celgene Corp.
2.88%, 08/15/20	724,000	719,999
3.45%, 11/15/27 (a)	250,000	233,522
5.25%, 08/15/43	1,000,000	1,047,722
Church & Dwight Co., Inc.
3.95%, 08/01/47 (a)	250,000	229,703
Colgate-Palmolive Co.
2.25%, 11/15/22	250,000	242,456
2.10%, 05/01/23	250,000	238,923
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	500,000	491,420
4.25%, 05/01/23	100,000	102,733
CVS Health Corp.
2.80%, 07/20/20 (a)	250,000	248,431
3.35%, 03/09/21	550,000	551,075
2.13%, 06/01/21 (a)	330,000	319,196
2.75%, 12/01/22 (a)	250,000	240,742
3.70%, 03/09/23 (a)	1,500,000	1,498,788
3.38%, 08/12/24 (a)	230,000	223,517
4.10%, 03/25/25 (a)	250,000	251,264
4.88%, 07/20/35 (a)	500,000	509,830
4.78%, 03/25/38 (a)	300,000	300,229
5.05%, 03/25/48 (a)	1,250,000	1,286,928
Diageo Capital PLC
4.83%, 07/15/20	100,000	103,812
2.63%, 04/29/23 (a)	50,000	48,647
Diageo Investment Corp.
2.88%, 05/11/22	500,000	494,467
Eli Lilly & Co.
3.70%, 03/01/45 (a)	130,000	125,625
3.95%, 05/15/47 (a)	250,000	251,269
Express Scripts Holding Co.
2.25%, 06/15/19	330,000	328,117
4.75%, 11/15/21	400,000	415,282
4.50%, 02/25/26 (a)	350,000	352,438
4.80%, 07/15/46 (a)	330,000	321,092
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	500,000	499,483
General Mills, Inc.
2.60%, 10/12/22 (a)	500,000	481,167
4.55%, 04/17/38 (a)	350,000	343,153
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	724,000	752,398
3.25%, 09/01/22 (a)	500,000	500,016
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.65%, 12/01/41 (a)	724,000	843,175
4.75%, 03/01/46 (a)	270,000	281,316
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,000,000	1,017,145
6.38%, 05/15/38	263,000	344,168
Hasbro, Inc.
5.10%, 05/15/44 (a)	200,000	191,100
Johnson & Johnson
2.45%, 12/05/21	100,000	99,289
3.38%, 12/05/23	500,000	511,098
2.45%, 03/01/26 (a)	100,000	93,936
3.63%, 03/03/37 (a)	1,300,000	1,284,694
3.70%, 03/01/46 (a)	330,000	326,813
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	750,000	720,932
Kellogg Co.
2.65%, 12/01/23	500,000	475,699
Kimberly-Clark Corp.
3.20%, 07/30/46 (a)	500,000	439,866
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	330,000	369,853
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	215,676
Kraft Heinz Foods Co.
5.38%, 02/10/20	256,000	266,525
3.50%, 06/06/22	685,000	683,579
3.50%, 07/15/22 (a)	250,000	248,947
5.20%, 07/15/45 (a)	330,000	331,869
4.38%, 06/01/46 (a)	330,000	295,963
Laboratory Corp. of America Holdings
3.20%, 02/01/22	100,000	99,153
Maple Escrow Subsidiary, Inc.
3.55%, 02/25/21 (e)	250,000	251,311
4.60%, 05/25/28 (a)(e)	250,000	252,495
McKesson Corp.
2.70%, 12/15/22 (a)	750,000	723,218
3.80%, 03/15/24 (a)	330,000	329,185
Mead Johnson Nutrition Co.
5.90%, 11/01/39	250,000	304,175
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	600,000	590,558
Medtronic, Inc.
3.13%, 03/15/22 (a)	562,000	561,117
3.50%, 03/15/25	350,000	349,649
4.38%, 03/15/35	330,000	347,125
4.63%, 03/15/45	275,000	297,849
Merck & Co., Inc.
3.88%, 01/15/21 (a)	493,000	505,423
2.75%, 02/10/25 (a)	280,000	269,112
3.70%, 02/10/45 (a)	750,000	721,599
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	1,218,000	1,172,818
3.50%, 05/01/22	195,000	194,923
4.20%, 07/15/46 (a)	330,000	296,507
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	230,808
4.55%, 04/15/28 (a)(e)	500,000	488,039
Newell Brands, Inc.
3.15%, 04/01/21 (a)	150,000	148,797
3.85%, 04/01/23 (a)	350,000	348,967
5.00%, 11/15/23 (a)	195,000	200,430

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Novartis Capital Corp.
3.40%, 05/06/24	100,000	100,324
3.10%, 05/17/27 (a)	900,000	870,689
4.40%, 05/06/44	250,000	272,995
PepsiCo, Inc.
4.50%, 01/15/20	195,000	201,825
4.88%, 11/01/40	330,000	373,602
4.60%, 07/17/45 (a)	500,000	542,802
4.45%, 04/14/46 (a)	1,330,000	1,415,005
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	491,000	480,781
Pfizer, Inc.
3.00%, 06/15/23	500,000	497,655
7.20%, 03/15/39	260,000	368,552
4.40%, 05/15/44	330,000	349,461
Philip Morris International, Inc.
2.00%, 02/21/20	500,000	493,261
2.90%, 11/15/21	230,000	229,260
2.13%, 05/10/23 (a)	1,183,000	1,114,856
3.25%, 11/10/24	330,000	322,562
3.38%, 08/11/25 (a)	330,000	320,708
6.38%, 05/16/38	100,000	123,946
Quest Diagnostics, Inc.
4.70%, 04/01/21	562,000	583,246
3.50%, 03/30/25 (a)	820,000	802,996
Reynolds American, Inc.
4.45%, 06/12/25 (a)	195,000	197,882
7.25%, 06/15/37	250,000	320,707
5.85%, 08/15/45 (a)	500,000	560,719
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	500,000	472,782
3.20%, 09/23/26 (a)	85,000	78,321
Stryker Corp.
3.65%, 03/07/28 (a)	250,000	248,983
Sysco Corp.
2.60%, 10/01/20 (a)	500,000	496,295
The Clorox Co.
3.50%, 12/15/24 (a)	250,000	250,842
The Coca-Cola Co.
3.15%, 11/15/20	195,000	197,361
2.20%, 05/25/22	500,000	487,745
2.88%, 10/27/25	100,000	96,252
2.25%, 09/01/26	562,000	512,083
The Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	250,000	241,692
The JM Smucker Co.
3.50%, 10/15/21	250,000	252,104
3.50%, 03/15/25	637,000	625,231
The Kroger Co.
6.15%, 01/15/20	100,000	104,988
2.95%, 11/01/21 (a)	500,000	494,305
2.80%, 08/01/22 (a)	500,000	485,167
The Procter & Gamble Co.
2.70%, 02/02/26	750,000	716,851
2.45%, 11/03/26	491,000	457,467
Thermo Fisher Scientific, Inc.
4.15%, 02/01/24 (a)	283,000	289,460
5.30%, 02/01/44 (a)	195,000	219,059
Tyson Foods, Inc.
2.65%, 08/15/19 (a)	500,000	499,211
3.95%, 08/15/24 (a)	150,000	150,926
Unilever Capital Corp.
4.25%, 02/10/21	530,000	548,300
2.00%, 07/28/26	500,000	446,002
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wyeth LLC
5.95%, 04/01/37	500,000	628,888
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	250,000	249,433
Zoetis, Inc.
3.25%, 02/01/23 (a)	70,000	69,445
4.70%, 02/01/43 (a)	195,000	203,693
		78,619,979
Energy 2.3%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	200,000	207,275
7.95%, 06/15/39	150,000	203,981
Apache Corp.
6.00%, 01/15/37	330,000	370,939
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	250,000	235,578
4.08%, 12/15/47 (a)	250,000	229,542
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	500,000	515,262
BP Capital Markets PLC
2.52%, 01/15/20	133,000	132,637
2.32%, 02/13/20	195,000	193,462
4.50%, 10/01/20	330,000	341,951
2.11%, 09/16/21 (a)	1,000,000	972,207
3.54%, 11/04/24	200,000	200,691
3.28%, 09/19/27 (a)	750,000	728,907
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	330,000	329,100
6.25%, 03/15/38	330,000	399,747
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	240,519
6.75%, 11/15/39	250,000	283,586
5.40%, 06/15/47 (a)	250,000	250,701
Chevron Corp.
3.19%, 06/24/23 (a)	1,000,000	1,000,935
2.95%, 05/16/26 (a)	100,000	96,296
Cimarex Energy Co.
4.38%, 06/01/24 (a)	330,000	338,500
ConocoPhillips Co.
4.95%, 03/15/26 (a)	550,000	594,587
6.50%, 02/01/39	800,000	1,040,569
Continental Resources, Inc.
5.00%, 09/15/22 (a)	250,000	254,083
Devon Energy Corp.
5.60%, 07/15/41 (a)	500,000	563,217
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (a)	263,000	278,335
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	395,000	401,143
5.50%, 09/15/40 (a)	330,000	353,371
Enbridge, Inc.
3.70%, 07/15/27 (a)	1,400,000	1,344,325
Energy Transfer Partners LP
4.15%, 10/01/20 (a)	500,000	508,165
5.20%, 02/01/22 (a)(b)	1,000,000	1,046,339
4.90%, 03/15/35 (a)	230,000	214,310
6.13%, 12/15/45 (a)	465,000	475,063
EnLink Midstream Partners LP
4.40%, 04/01/24 (a)	230,000	229,528
4.85%, 07/15/26 (a)	330,000	331,346
Enterprise Products Operating LLC
2.55%, 10/15/19 (a)	393,000	391,527
3.90%, 02/15/24 (a)	195,000	197,221

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 02/15/25 (a)	480,000	480,970
4.90%, 05/15/46 (a)	750,000	777,684
EOG Resources, Inc.
5.63%, 06/01/19	330,000	338,741
2.63%, 03/15/23 (a)	110,000	106,055
3.90%, 04/01/35 (a)	724,000	708,205
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	491,000	484,241
2.73%, 03/01/23 (a)	500,000	492,838
3.57%, 03/06/45 (a)	330,000	310,168
4.11%, 03/01/46 (a)	100,000	103,109
Halliburton Co.
3.50%, 08/01/23 (a)	100,000	100,325
3.80%, 11/15/25 (a)	845,000	845,177
5.00%, 11/15/45 (a)	330,000	358,275
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (a)	330,000	343,450
Husky Energy, Inc.
4.00%, 04/15/24 (a)	300,000	302,414
Kerr-McGee Corp.
6.95%, 07/01/24	500,000	576,815
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	263,000	278,345
3.95%, 09/01/22 (a)	250,000	251,672
4.30%, 05/01/24 (a)	296,000	297,687
6.95%, 01/15/38	330,000	392,723
4.70%, 11/01/42 (a)	195,000	180,295
5.40%, 09/01/44 (a)	195,000	197,104
Kinder Morgan, Inc.
3.05%, 12/01/19 (a)(b)	400,000	400,428
4.30%, 06/01/25 (a)	195,000	195,365
5.55%, 06/01/45 (a)	330,000	342,624
Marathon Oil Corp.
2.80%, 11/01/22 (a)	195,000	187,873
4.40%, 07/15/27 (a)	1,000,000	1,016,251
6.60%, 10/01/37	500,000	611,141
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	230,000	227,642
5.00%, 09/15/54 (a)	250,000	243,445
MPLX LP
4.70%, 04/15/48 (a)	1,250,000	1,201,240
Nexen Energy ULC
5.88%, 03/10/35	195,000	226,756
NiSource, Inc.
5.25%, 02/15/43 (a)	195,000	216,640
Occidental Petroleum Corp.
2.70%, 02/15/23 (a)	250,000	244,297
3.40%, 04/15/26 (a)	100,000	98,334
4.40%, 04/15/46 (a)	830,000	854,065
ONEOK Partners LP
6.65%, 10/01/36	250,000	300,447
Phillips 66
3.90%, 03/15/28 (a)	250,000	249,162
4.88%, 11/15/44 (a)	500,000	533,199
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	330,000	319,653
Pioneer Natural Resources Co.
7.50%, 01/15/20	724,000	774,030
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	330,000	326,571
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (a)	500,000	524,541
5.75%, 05/15/24 (a)	630,000	677,883
5.00%, 03/15/27 (a)	500,000	516,405
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Shell International Finance BV
4.30%, 09/22/19	230,000	235,300
2.13%, 05/11/20	750,000	741,480
3.25%, 05/11/25	80,000	78,725
6.38%, 12/15/38	500,000	659,254
3.63%, 08/21/42	330,000	309,436
4.38%, 05/11/45	330,000	344,287
4.00%, 05/10/46	330,000	325,267
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	330,000	308,741
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	724,000	719,590
6.50%, 06/15/38	500,000	641,168
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	1,000,000	992,292
5.40%, 10/01/47 (a)	500,000	471,396
Total Capital International S.A.
2.88%, 02/17/22	500,000	496,436
3.75%, 04/10/24	100,000	101,624
Total Capital S.A.
4.25%, 12/15/21	250,000	259,448
TransCanada PipeLines Ltd.
5.60%, 03/31/34	100,000	111,052
5.00%, 10/16/43 (a)	850,000	884,554
Valero Energy Corp.
3.40%, 09/15/26 (a)	500,000	480,803
6.63%, 06/15/37	100,000	124,325
4.90%, 03/15/45	230,000	240,179
Western Gas Partners LP
3.95%, 06/01/25 (a)	330,000	320,009
Williams Partners LP
3.60%, 03/15/22 (a)	195,000	194,563
4.30%, 03/04/24 (a)	1,000,000	1,010,436
6.30%, 04/15/40	500,000	573,894
		44,333,489
Industrial Other 0.1%
Cintas Corp. No 2
3.25%, 06/01/22 (a)	100,000	99,597
3.70%, 04/01/27 (a)	500,000	495,124
Fluor Corp.
3.50%, 12/15/24 (a)	500,000	494,364
Howard Hughes Medical Institute
3.50%, 09/01/23	330,000	336,311
President & Fellows of Harvard College
3.30%, 07/15/56 (a)	100,000	91,286
		1,516,682
Technology 2.1%
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	80,000	80,879
Alphabet, Inc.
3.38%, 02/25/24	195,000	196,773
Analog Devices, Inc.
3.13%, 12/05/23 (a)	500,000	486,064
Apple, Inc.
1.50%, 09/12/19	300,000	296,706
2.85%, 05/06/21	330,000	330,832
2.15%, 02/09/22	100,000	97,351
2.70%, 05/13/22	1,000,000	990,735
2.40%, 05/03/23	330,000	319,526
2.50%, 02/09/25	689,000	652,110
3.25%, 02/23/26 (a)	80,000	78,860
3.35%, 02/09/27 (a)	750,000	740,063

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.85%, 05/03/43	330,000	321,226
4.65%, 02/23/46 (a)	2,000,000	2,191,296
4.25%, 02/09/47 (a)	195,000	201,635
Applied Materials, Inc.
2.63%, 10/01/20 (a)	500,000	498,560
3.90%, 10/01/25 (a)	750,000	764,469
3.30%, 04/01/27 (a)	400,000	390,686
Baidu, Inc.
3.00%, 06/30/20	250,000	248,281
3.88%, 09/29/23 (a)	250,000	250,656
4.13%, 06/30/25	500,000	499,419
4.38%, 03/29/28 (a)	250,000	251,303
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	500,000	494,562
3.00%, 01/15/22 (a)	500,000	488,468
3.13%, 01/15/25 (a)	500,000	467,343
Cisco Systems, Inc.
4.45%, 01/15/20	600,000	617,870
2.45%, 06/15/20	250,000	249,032
3.50%, 06/15/25	762,000	768,685
5.50%, 01/15/40	450,000	549,952
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)(e)	430,000	454,491
8.35%, 07/15/46 (a)(e)	195,000	237,843
Fidelity National Information Services, Inc.
5.00%, 10/15/25 (a)	92,000	97,601
4.25%, 05/15/28 (a)	250,000	252,257
Fiserv, Inc.
2.70%, 06/01/20 (a)	195,000	193,844
Harris Corp.
6.15%, 12/15/40	195,000	240,183
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	500,000	504,143
4.40%, 10/15/22 (a)	100,000	103,307
6.35%, 10/15/45 (a)	362,000	367,897
HP, Inc.
4.05%, 09/15/22	400,000	409,395
Intel Corp.
1.85%, 05/11/20	250,000	246,709
1.70%, 05/19/21 (a)	350,000	338,482
3.30%, 10/01/21	263,000	266,673
2.88%, 05/11/24 (a)	750,000	731,693
3.70%, 07/29/25 (a)	550,000	558,604
4.80%, 10/01/41	195,000	217,779
4.10%, 05/19/46 (a)	550,000	561,076
International Business Machines Corp.
2.25%, 02/19/21	330,000	324,746
3.63%, 02/12/24	250,000	253,073
3.30%, 01/27/27	500,000	489,610
6.22%, 08/01/27	230,000	276,870
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	400,000	406,015
KLA-Tencor Corp.
4.65%, 11/01/24 (a)	230,000	239,584
Lam Research Corp.
2.80%, 06/15/21 (a)	360,000	356,344
3.80%, 03/15/25 (a)	330,000	330,669
Microsoft Corp.
2.00%, 11/03/20 (a)	350,000	345,248
1.55%, 08/08/21 (a)	1,000,000	962,237
3.13%, 11/03/25 (a)	330,000	325,381
3.30%, 02/06/27 (a)	250,000	247,947
3.45%, 08/08/36 (a)	500,000	484,900
4.10%, 02/06/37 (a)	300,000	316,034
4.50%, 10/01/40	750,000	820,156
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 08/08/46 (a)	2,224,000	2,163,390
4.25%, 02/06/47 (a)	100,000	105,793
Motorola Solutions, Inc.
3.50%, 03/01/23	330,000	323,606
NetApp, Inc.
3.38%, 06/15/21 (a)	230,000	228,843
NVIDIA Corp.
2.20%, 09/16/21 (a)	330,000	321,762
3.20%, 09/16/26 (a)	330,000	319,251
Oracle Corp.
5.00%, 07/08/19	500,000	513,544
1.90%, 09/15/21 (a)	750,000	725,974
2.63%, 02/15/23 (a)	500,000	488,956
3.63%, 07/15/23	562,000	574,198
2.40%, 09/15/23 (a)	500,000	479,634
2.95%, 05/15/25 (a)	1,051,000	1,014,817
3.90%, 05/15/35 (a)	350,000	348,194
6.13%, 07/08/39	500,000	636,229
5.38%, 07/15/40	50,000	59,234
4.50%, 07/08/44 (a)	330,000	352,170
4.00%, 07/15/46 (a)	70,000	68,858
QUALCOMM, Inc.
1.85%, 05/20/19	350,000	350,072
3.00%, 05/20/22	200,000	197,106
3.25%, 05/20/27 (a)	1,000,000	941,359
Seagate HDD
4.75%, 01/01/25	150,000	144,361
4.88%, 06/01/27 (a)	500,000	469,146
Texas Instruments, Inc.
1.65%, 08/03/19	500,000	494,887
1.85%, 05/15/22 (a)	1,051,000	1,004,763
VMware, Inc.
2.30%, 08/21/20	750,000	733,547
2.95%, 08/21/22 (a)	150,000	144,525
3.90%, 08/21/27 (a)	1,500,000	1,407,979
Xerox Corp.
3.63%, 03/15/23 (a)	250,000	241,762
		40,338,093
Transportation 0.5%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	418,996	405,519
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	184,860	176,734
Burlington Northern Santa Fe LLC
4.90%, 04/01/44 (a)	100,000	110,179
4.55%, 09/01/44 (a)	195,000	205,284
4.05%, 06/15/48 (a)	1,000,000	987,899
Canadian National Railway Co.
2.75%, 03/01/26 (a)	750,000	708,867
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	100,000	104,196
Continental Airlines 2010-1 Class A Pass-Through Trust
4.75%, 07/12/22	132,699	136,025
CSX Corp.
3.70%, 10/30/20 (a)	250,000	254,011
6.22%, 04/30/40	1,000,000	1,231,721
Delta Air Lines, Inc.
2.60%, 12/04/20	500,000	491,905
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	240,736
3.30%, 03/15/27 (a)	250,000	240,967
3.40%, 02/15/28 (a)	500,000	481,527
4.10%, 02/01/45	500,000	464,912

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Norfolk Southern Corp.
5.90%, 06/15/19	195,000	201,115
3.95%, 10/01/42 (a)	330,000	316,308
Ryder System, Inc.
2.55%, 06/01/19 (a)	195,000	194,251
3.40%, 03/01/23 (a)	250,000	248,902
Southwest Airlines Co.
2.65%, 11/05/20 (a)	330,000	327,291
3.00%, 11/15/26 (a)	145,000	136,259
Union Pacific Corp.
4.00%, 02/01/21 (a)	750,000	767,239
4.16%, 07/15/22 (a)	862,000	894,309
3.25%, 08/15/25 (a)	330,000	323,152
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	146,042	140,725
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	250,000	240,787
6.20%, 01/15/38	195,000	248,893
4.88%, 11/15/40 (a)	250,000	279,816
		10,559,529
		288,809,071

Utility 1.7%
Electric 1.6%
Alabama Power Co.
3.70%, 12/01/47 (a)	1,000,000	953,480
Ameren Illinois Co.
2.70%, 09/01/22 (a)	263,000	257,825
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	500,000	489,686
6.13%, 04/01/36	98,000	123,875
6.50%, 09/15/37	330,000	434,970
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	507,000	468,879
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	230,000	262,874
4.20%, 03/15/42	500,000	510,577
4.45%, 03/15/44 (a)	230,000	240,723
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	100,000	96,794
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	331,402
3.95%, 05/15/43 (a)	330,000	332,573
Dominion Energy, Inc.
2.50%, 12/01/19 (a)	250,000	248,240
2.58%, 07/01/20	500,000	493,204
4.45%, 03/15/21	625,000	641,378
2.85%, 08/15/26 (a)	300,000	275,115
5.25%, 08/01/33	330,000	361,002
5.75%, 10/01/54 (a)(c)(d)	250,000	265,309
DTE Energy Co.
2.85%, 10/01/26 (a)	750,000	689,477
Duke Energy Carolinas LLC
6.45%, 10/15/32	230,000	291,989
4.25%, 12/15/41 (a)	55,000	57,352
Duke Energy Corp.
3.75%, 04/15/24 (a)	655,000	656,379
3.75%, 09/01/46 (a)	400,000	362,959
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	655,000	635,457
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	1,128,000	1,149,655
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Entergy Louisiana LLC
3.25%, 04/01/28 (a)	500,000	482,054
Eversource Energy
2.75%, 03/15/22 (a)	200,000	195,958
3.15%, 01/15/25 (a)	330,000	319,388
Exelon Corp.
2.85%, 06/15/20 (a)	200,000	198,959
4.95%, 06/15/35 (a)(e)	330,000	359,826
Exelon Generation Co., LLC
2.95%, 01/15/20 (a)	724,000	722,988
6.25%, 10/01/39	562,000	613,732
FirstEnergy Corp.
3.90%, 07/15/27 (a)	750,000	737,655
Florida Power & Light Co.
5.69%, 03/01/40	500,000	618,576
5.25%, 02/01/41 (a)	500,000	586,713
4.05%, 06/01/42 (a)	1,000,000	1,016,769
Gulf Power Co.
3.30%, 05/30/27 (a)	1,000,000	971,559
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	1,000,000	1,065,659
LG&E & KU Energy LLC
3.75%, 11/15/20 (a)	393,000	398,423
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	500,000	492,100
2.40%, 04/25/22 (a)	1,000,000	971,372
Northern States Power Co.
3.60%, 09/15/47 (a)	500,000	475,351
NSTAR Electric Co.
5.50%, 03/15/40	400,000	481,582
Oncor Electric Delivery Co., LLC
4.55%, 12/01/41 (a)	580,000	626,318
Pacific Gas & Electric Co.
5.80%, 03/01/37	750,000	853,716
5.40%, 01/15/40	100,000	109,092
4.30%, 03/15/45 (a)	330,000	315,799
PacifiCorp
6.00%, 01/15/39	330,000	422,178
PPL Capital Funding, Inc.
3.40%, 06/01/23 (a)	724,000	717,035
3.10%, 05/15/26 (a)	500,000	468,497
PSEG Power LLC
3.00%, 06/15/21 (a)	400,000	396,854
8.63%, 04/15/31 (b)	330,000	435,805
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	466,264
Sempra Energy
2.40%, 03/15/20 (a)	330,000	326,098
Southern California Edison Co.
4.00%, 04/01/47 (a)	500,000	488,539
Southern Power Co.
4.95%, 12/15/46 (a)	530,000	535,830
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	465,498
3.90%, 04/01/45 (a)	500,000	474,691
3.85%, 02/01/48 (a)	650,000	614,742
Virginia Electric & Power Co.
6.00%, 05/15/37	300,000	371,539
Xcel Energy, Inc.
4.70%, 05/15/20 (a)	206,000	211,180
2.40%, 03/15/21 (a)	195,000	191,379
		29,830,892

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (a)	300,000	304,755
NiSource, Inc.
4.80%, 02/15/44 (a)	659,000	690,603
Sempra Energy
3.75%, 11/15/25 (a)	250,000	245,709
3.40%, 02/01/28 (a)	1,000,000	949,287
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	49,359
2.60%, 06/15/26 (a)	530,000	496,799
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (a)	75,000	75,560
		2,812,072
Utility Other 0.0%
American Water Capital Corp.
3.75%, 09/01/47 (a)	750,000	703,445
		33,346,409
Total Corporates
(Cost $488,162,371)		476,491,371

Treasuries 37.3% of net assets
Bonds
8.13%, 08/15/19	655,300	700,467
8.50%, 02/15/20	242,000	266,829
8.75%, 05/15/20	200,000	224,387
8.75%, 08/15/20 (b)	500,000	567,471
7.88%, 02/15/21	250,000	285,142
8.13%, 05/15/21	250,000	289,531
8.13%, 08/15/21	400,000	468,469
7.63%, 11/15/22	327,600	396,025
7.13%, 02/15/23 (b)	1,000,000	1,197,070
6.25%, 08/15/23	775,000	909,414
7.50%, 11/15/24	300,000	384,094
7.63%, 02/15/25	550,000	713,561
6.88%, 08/15/25	500,000	633,818
6.00%, 02/15/26 (b)	1,310,800	1,602,504
6.75%, 08/15/26	250,000	322,656
6.50%, 11/15/26	655,300	837,376
6.63%, 02/15/27 (b)	196,400	254,453
6.38%, 08/15/27	743,300	957,550
6.13%, 11/15/27 (b)	1,509,500	1,922,106
5.50%, 08/15/28 (b)	480,000	593,184
5.25%, 11/15/28	688,100	838,299
5.25%, 02/15/29	2,795,300	3,416,217
6.13%, 08/15/29	600,000	788,531
6.25%, 05/15/30	750,000	1,007,886
5.38%, 02/15/31	1,960,000	2,486,559
4.50%, 02/15/36	3,558,700	4,363,091
4.75%, 02/15/37	830,000	1,054,765
5.00%, 05/15/37	920,000	1,204,248
4.38%, 02/15/38	1,127,600	1,377,434
4.50%, 05/15/38	810,000	1,006,109
3.50%, 02/15/39	1,105,300	1,206,353
4.25%, 05/15/39	829,500	1,002,447
4.50%, 08/15/39	1,623,300	2,027,952
4.38%, 11/15/39	1,325,900	1,631,919
4.63%, 02/15/40 (b)	2,048,600	2,605,923
4.38%, 05/15/40	1,702,000	2,098,147
3.88%, 08/15/40 (b)	1,359,100	1,566,389
4.25%, 11/15/40	1,473,600	1,789,302
4.75%, 02/15/41 (b)	2,350,000	3,050,869
4.38%, 05/15/41	1,313,700	1,625,370
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 08/15/41	1,403,600	1,591,194
3.13%, 11/15/41	2,281,600	2,345,815
3.13%, 02/15/42	2,430,900	2,499,222
3.00%, 05/15/42	1,405,300	1,415,208
2.75%, 08/15/42	2,068,100	1,991,031
2.75%, 11/15/42	2,560,800	2,464,120
3.13%, 02/15/43 (b)	2,232,900	2,293,476
2.88%, 05/15/43	3,072,800	3,019,866
3.63%, 08/15/43	3,442,900	3,839,775
3.75%, 11/15/43 (b)	4,052,900	4,612,707
3.63%, 02/15/44	3,312,900	3,698,801
3.38%, 05/15/44	3,543,600	3,798,988
3.13%, 08/15/44	3,888,200	3,992,999
3.00%, 11/15/44	3,903,600	3,920,831
2.50%, 02/15/45 (b)	5,007,000	4,565,758
3.00%, 05/15/45	3,868,600	3,885,072
2.88%, 08/15/45	3,838,200	3,763,085
3.00%, 11/15/45	3,868,600	3,883,107
2.50%, 02/15/46	4,757,900	4,325,600
2.50%, 05/15/46	3,417,800	3,104,459
2.25%, 08/15/46	5,045,800	4,341,558
2.88%, 11/15/46 (b)	3,348,900	3,278,128
3.00%, 02/15/47	3,686,600	3,699,129
3.00%, 05/15/47	3,319,000	3,328,270
2.75%, 08/15/47	4,175,000	3,982,803
2.75%, 11/15/47	7,500,000	7,153,857
3.00%, 02/15/48	3,300,000	3,310,248
Notes
0.88%, 06/15/19	4,441,000	4,377,247
1.00%, 06/30/19	1,482,900	1,462,887
1.25%, 06/30/19	3,000,000	2,967,422
1.63%, 06/30/19 (b)	15,246,200	15,139,893
0.75%, 07/15/19	1,366,800	1,343,548
0.88%, 07/31/19	700,000	688,625
1.38%, 07/31/19	1,750,000	1,731,645
1.63%, 07/31/19	5,388,200	5,346,526
0.75%, 08/15/19	2,021,600	1,984,406
3.63%, 08/15/19	1,966,200	1,996,999
1.00%, 08/31/19	1,310,800	1,289,602
1.25%, 08/31/19	5,350,000	5,280,513
1.63%, 08/31/19 (b)	1,779,600	1,764,341
0.88%, 09/15/19	1,638,200	1,607,932
1.00%, 09/30/19	1,327,600	1,304,730
1.38%, 09/30/19	2,230,000	2,202,299
1.75%, 09/30/19	2,948,900	2,926,553
1.00%, 10/15/19	1,310,800	1,287,093
1.25%, 10/31/19	650,000	640,263
1.50%, 10/31/19	1,352,200	1,336,354
1.00%, 11/15/19	1,638,200	1,606,876
3.38%, 11/15/19	1,966,200	1,994,695
1.00%, 11/30/19	1,810,800	1,774,973
1.50%, 11/30/19 (b)	1,562,300	1,542,466
1.75%, 11/30/19	767,000	760,109
1.38%, 12/15/19	1,802,200	1,775,519
1.13%, 12/31/19	1,600,000	1,569,500
1.63%, 12/31/19 (b)	3,848,100	3,804,283
1.88%, 12/31/19	2,360,000	2,341,931
1.38%, 01/15/20 (b)	1,880,000	1,850,405
1.25%, 01/31/20	2,751,700	2,701,664
1.38%, 01/31/20 (b)	1,677,600	1,650,568
2.00%, 01/31/20	3,000,000	2,981,953
1.38%, 02/15/20 (b)	5,996,800	5,895,838
3.63%, 02/15/20 (b)	3,776,900	3,854,872
1.25%, 02/29/20	1,500,000	1,470,850
1.38%, 02/29/20	2,778,200	2,730,016
2.25%, 02/29/20	1,250,000	1,247,266
1.63%, 03/15/20	1,353,400	1,335,319
1.13%, 03/31/20	1,000,000	977,324
1.38%, 03/31/20	2,732,200	2,682,626

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 03/31/20	700,000	698,168
1.50%, 04/15/20	3,150,000	3,098,197
1.13%, 04/30/20	2,391,300	2,334,460
1.38%, 04/30/20	3,278,800	3,216,170
2.38%, 04/30/20	300,000	299,830
1.50%, 05/15/20	2,900,000	2,850,100
3.50%, 05/15/20	2,040,000	2,081,836
1.38%, 05/31/20	2,000,000	1,959,531
1.50%, 05/31/20	3,826,500	3,758,565
1.50%, 06/15/20	2,050,000	2,013,084
1.63%, 06/30/20 (b)	5,000,300	4,920,022
1.88%, 06/30/20	3,086,600	3,052,780
1.50%, 07/15/20	2,500,000	2,452,197
1.63%, 07/31/20	2,888,200	2,838,898
2.00%, 07/31/20 (b)	3,760,800	3,726,057
1.50%, 08/15/20	2,500,000	2,449,463
2.63%, 08/15/20	3,010,800	3,022,561
1.38%, 08/31/20	3,193,000	3,117,915
2.13%, 08/31/20	2,355,300	2,338,417
1.38%, 09/15/20	2,500,000	2,440,283
1.38%, 09/30/20 (b)	3,432,200	3,348,339
2.00%, 09/30/20	2,327,600	2,303,233
1.63%, 10/15/20	3,750,000	3,677,417
1.38%, 10/31/20	2,966,200	2,889,901
1.75%, 10/31/20	2,400,000	2,359,172
1.75%, 11/15/20 (b)	5,000,000	4,913,770
2.63%, 11/15/20 (b)	5,821,600	5,840,702
1.63%, 11/30/20	3,293,600	3,225,605
2.00%, 11/30/20	2,888,200	2,854,467
1.88%, 12/15/20	2,500,000	2,462,646
1.75%, 12/31/20 (b)	6,950,000	6,821,452
2.38%, 12/31/20	4,846,000	4,831,708
2.00%, 01/15/21	9,750,000	9,628,125
1.38%, 01/31/21	3,776,900	3,667,724
2.13%, 01/31/21	2,677,300	2,650,998
2.25%, 02/15/21	7,700,000	7,649,168
3.63%, 02/15/21	3,745,800	3,855,248
1.13%, 02/28/21	3,257,800	3,138,369
2.00%, 02/28/21	3,310,800	3,266,311
2.38%, 03/15/21	3,600,000	3,586,359
1.25%, 03/31/21	2,038,200	1,967,858
2.25%, 03/31/21	1,839,000	1,825,531
2.38%, 04/15/21	2,300,000	2,290,746
1.38%, 04/30/21	750,000	725,815
2.25%, 04/30/21	5,738,200	5,694,267
2.63%, 05/15/21	3,000,000	3,008,496
3.13%, 05/15/21	4,325,300	4,398,374
1.38%, 05/31/21	1,966,200	1,900,340
2.00%, 05/31/21	250,000	246,118
1.13%, 06/30/21 (b)	1,000,000	958,066
2.13%, 06/30/21	655,300	647,160
1.13%, 07/31/21	3,000,000	2,869,805
2.25%, 07/31/21	786,600	779,226
2.13%, 08/15/21	655,300	646,405
1.13%, 08/31/21	2,000,000	1,910,312
2.00%, 08/31/21	1,310,800	1,287,451
1.13%, 09/30/21	1,966,200	1,875,418
2.13%, 09/30/21 (b)	2,820,800	2,779,920
1.25%, 10/31/21	1,155,300	1,105,320
2.00%, 10/31/21	2,810,800	2,757,329
2.00%, 11/15/21 (b)	4,488,200	4,402,118
1.75%, 11/30/21 (b)	5,979,900	5,813,234
1.88%, 11/30/21	1,310,800	1,279,848
2.00%, 12/31/21	2,526,900	2,475,326
2.13%, 12/31/21	1,802,200	1,773,337
1.50%, 01/31/22	1,819,100	1,749,249
1.88%, 01/31/22	3,674,500	3,581,489
2.00%, 02/15/22	1,655,300	1,620,319
1.75%, 02/28/22	1,860,800	1,804,031
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 02/28/22 (b)	6,500,000	6,331,025
1.75%, 03/31/22 (b)	2,252,800	2,182,444
1.88%, 03/31/22	2,829,000	2,753,468
1.75%, 04/30/22 (b)	4,885,300	4,727,673
1.88%, 04/30/22	2,250,000	2,188,125
1.75%, 05/15/22	2,319,100	2,243,775
1.75%, 05/31/22	3,010,000	2,910,940
1.88%, 05/31/22	2,293,600	2,229,003
1.75%, 06/30/22	3,500,000	3,382,627
2.13%, 06/30/22 (b)	2,587,900	2,538,063
1.88%, 07/31/22	3,800,000	3,687,559
2.00%, 07/31/22	2,538,200	2,475,439
1.63%, 08/15/22	2,319,100	2,226,427
1.63%, 08/31/22	3,327,000	3,192,815
1.88%, 08/31/22 (b)	3,470,000	3,364,273
1.75%, 09/30/22	2,798,900	2,697,331
1.88%, 09/30/22	3,700,000	3,585,170
1.88%, 10/31/22	4,466,200	4,324,712
2.00%, 10/31/22	4,000,000	3,893,984
1.63%, 11/15/22	4,254,400	4,073,172
2.00%, 11/30/22 (b)	5,871,600	5,713,113
2.13%, 12/31/22	8,660,800	8,464,917
1.75%, 01/31/23	2,210,800	2,123,793
2.38%, 01/31/23	3,000,000	2,963,320
2.00%, 02/15/23	4,614,600	4,482,201
1.50%, 02/28/23	1,993,600	1,891,350
2.63%, 02/28/23	3,000,000	2,996,602
1.50%, 03/31/23	3,400,000	3,222,031
2.50%, 03/31/23	3,800,000	3,772,539
1.63%, 04/30/23	1,860,800	1,771,940
2.75%, 04/30/23	2,200,000	2,208,594
1.75%, 05/15/23	5,184,400	4,964,265
1.63%, 05/31/23	2,129,900	2,026,234
2.75%, 05/31/23	1,800,000	1,807,348
1.38%, 06/30/23	2,713,000	2,546,034
1.25%, 07/31/23	3,200,000	2,980,000
2.50%, 08/15/23	3,002,200	2,975,755
1.38%, 08/31/23	2,132,900	1,996,262
1.38%, 09/30/23	2,274,500	2,126,037
1.63%, 10/31/23	1,350,000	1,277,596
2.75%, 11/15/23 (b)	3,838,200	3,849,969
2.13%, 11/30/23 (b)	2,230,900	2,165,977
2.25%, 12/31/23	2,075,200	2,026,360
2.25%, 01/31/24 (b)	2,324,500	2,268,294
2.75%, 02/15/24 (b)	4,650,000	4,660,172
2.13%, 02/29/24	2,464,100	2,386,760
2.13%, 03/31/24	2,504,400	2,423,936
2.00%, 04/30/24	2,400,000	2,304,984
2.50%, 05/15/24 (b)	5,457,600	5,388,847
2.00%, 05/31/24	2,100,000	2,015,180
2.00%, 06/30/24 (b)	2,750,000	2,636,724
2.13%, 07/31/24	2,550,000	2,461,348
2.38%, 08/15/24 (b)	6,426,900	6,292,086
1.88%, 08/31/24	2,065,000	1,963,363
2.13%, 09/30/24	1,750,000	1,686,699
2.25%, 10/31/24	2,500,000	2,426,416
2.25%, 11/15/24 (b)	5,926,900	5,750,829
2.13%, 11/30/24	1,900,000	1,828,973
2.25%, 12/31/24	3,100,000	3,005,728
2.50%, 01/31/25	2,500,000	2,461,377
2.00%, 02/15/25	5,298,900	5,052,066
2.75%, 02/28/25	3,950,000	3,947,454
2.63%, 03/31/25	1,500,000	1,487,021
2.88%, 04/30/25	6,200,000	6,242,746
2.13%, 05/15/25	5,671,600	5,440,084
2.00%, 08/15/25 (b)	4,207,400	3,994,318
2.25%, 11/15/25	6,080,200	5,860,149
1.63%, 02/15/26	4,795,800	4,405,954
1.63%, 05/15/26	5,374,500	4,921,761

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 08/15/26 (b)	5,471,600	4,944,533
2.00%, 11/15/26 (b)	5,773,900	5,416,978
2.25%, 02/15/27 (b)	5,232,600	4,999,995
2.38%, 05/15/27 (b)	5,650,000	5,448,719
2.25%, 08/15/27	6,542,000	6,233,810
2.25%, 11/15/27	3,998,000	3,805,050
2.75%, 02/15/28	4,750,000	4,717,251
2.88%, 05/15/28	1,500,000	1,506,826
Total Treasuries
(Cost $725,828,085)		712,565,804

Government Related 6.6% of net assets

Agency 3.2%
Foreign 1.5%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	755,000	740,754
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	250,000	255,015
Export Development Canada
1.63%, 01/17/20	500,000	493,051
2.00%, 11/30/20	250,000	246,015
		994,081
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	500,000	483,293
Colombia 0.1%
Ecopetrol S.A.
7.63%, 07/23/19	100,000	104,740
5.88%, 09/18/23	296,000	313,908
5.38%, 06/26/26 (a)	250,000	256,625
5.88%, 05/28/45	500,000	479,875
		1,155,148
Germany 0.5%
Kreditanstalt Fuer Wiederaufbau
1.00%, 07/15/19 (f)	524,000	515,963
1.50%, 09/09/19 (f)	1,000,000	988,382
4.00%, 01/27/20 (f)	362,000	370,591
1.50%, 04/20/20 (f)	1,000,000	980,277
1.88%, 06/30/20 (f)	1,000,000	985,508
2.75%, 09/08/20 (f)	362,000	362,870
2.63%, 04/12/21 (f)	500,000	498,581
1.50%, 06/15/21 (f)	983,000	947,694
2.38%, 08/25/21 (f)	524,000	518,010
2.13%, 03/07/22 (b)(f)	500,000	487,883
2.13%, 06/15/22 (f)	350,000	340,748
2.13%, 01/17/23 (f)	2,500,000	2,419,997
2.50%, 11/20/24 (b)(f)	1,030,000	1,002,036
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (f)	100,000	94,445
		10,512,985
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Japan 0.2%
Japan Bank for International Cooperation
1.75%, 05/28/20	2,500,000	2,452,708
1.50%, 07/21/21	750,000	716,656
2.38%, 11/16/22	250,000	242,422
		3,411,786
Mexico 0.3%
Petroleos Mexicanos
3.50%, 07/23/20	330,000	328,845
5.50%, 01/21/21	330,000	339,197
4.88%, 01/24/22	1,000,000	1,007,500
3.50%, 01/30/23	688,000	647,064
4.50%, 01/23/26	500,000	467,000
6.50%, 03/13/27	1,000,000	1,019,500
6.50%, 06/02/41	330,000	308,385
6.75%, 09/21/47	207,000	196,112
6.35%, 02/12/48 (e)	1,108,000	1,013,820
		5,327,423
Norway 0.1%
Equinor A.S.A.
2.75%, 11/10/21	400,000	396,328
2.45%, 01/17/23	100,000	96,618
3.70%, 03/01/24	393,000	401,667
5.10%, 08/17/40	164,000	187,995
		1,082,608
Republic of Korea 0.2%
Export-Import Bank of Korea
1.50%, 10/21/19	200,000	195,959
5.13%, 06/29/20	500,000	519,057
2.75%, 01/25/22	350,000	341,008
4.00%, 01/14/24	500,000	505,862
3.25%, 11/10/25	750,000	719,712
The Korea Development Bank
2.25%, 05/18/20	500,000	491,004
3.00%, 09/14/22	688,000	674,798
		3,447,400
Sweden 0.0%
Svensk Exportkredit AB
1.75%, 05/18/20	400,000	392,844
1.75%, 08/28/20	500,000	489,160
		882,004
		28,037,482
U.S. 1.7%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,250,000	1,214,216
Fannie Mae
1.25%, 07/26/19 (a)	655,000	647,134
1.75%, 09/12/19	655,000	650,193
1.00%, 10/24/19	200,000	196,275
1.75%, 11/26/19	1,633,000	1,619,124
1.50%, 02/28/20	250,000	246,151
1.50%, 06/22/20	1,180,000	1,157,526
1.90%, 10/27/20 (a)	250,000	246,033
1.50%, 11/30/20	164,000	160,106
1.88%, 12/28/20	350,000	344,474
1.38%, 02/26/21	500,000	485,049
1.38%, 10/07/21	1,000,000	959,641
2.00%, 01/05/22	100,000	97,818
2.38%, 01/19/23	2,100,000	2,068,836

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 09/06/24	330,000	326,009
2.13%, 04/24/26	1,000,000	941,807
1.88%, 09/24/26 (b)	1,700,000	1,560,748
6.03%, 10/08/27	164,000	203,570
6.63%, 11/15/30	530,000	716,901
5.63%, 07/15/37	100,000	134,211
Federal Farm Credit Bank
1.95%, 11/02/21	750,000	733,027
1.92%, 04/19/22 (a)	330,000	319,111
Federal Home Loan Bank
1.13%, 06/21/19	250,000	246,996
0.88%, 08/05/19	430,000	422,735
1.38%, 11/15/19 (b)	3,000,000	2,957,595
1.70%, 05/15/20 (a)	250,000	246,110
1.75%, 07/13/20 (a)	350,000	344,330
1.13%, 07/14/21	750,000	718,492
1.88%, 11/29/21	655,000	639,497
1.88%, 12/09/22	1,640,000	1,580,909
5.50%, 07/15/36	330,000	434,396
Freddie Mac
1.25%, 07/26/19 (a)	500,000	493,443
1.25%, 08/01/19	1,700,000	1,679,360
1.25%, 10/02/19	250,000	246,418
1.50%, 01/17/20	250,000	246,406
1.80%, 04/13/20 (a)	350,000	345,533
1.38%, 04/20/20	750,000	735,595
2.50%, 04/23/20	500,000	500,328
1.88%, 11/17/20	500,000	492,018
1.13%, 08/12/21	500,000	477,722
1.93%, 08/27/21 (a)	500,000	487,932
2.38%, 01/13/22	1,300,000	1,287,920
6.75%, 03/15/31	200,000	274,996
6.25%, 07/15/32	500,000	672,525
Private Export Funding Corp.
2.30%, 09/15/20	655,000	648,716
Tennessee Valley Authority
3.88%, 02/15/21	221,000	228,315
2.88%, 09/15/24	500,000	498,049
4.65%, 06/15/35	655,000	761,684
4.63%, 09/15/60	150,000	182,833
		32,878,813
		60,916,295

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	500,000	623,803
Province of Alberta
1.90%, 12/06/19	250,000	247,299
3.30%, 03/15/28	500,000	501,084
Province of British Columbia
2.00%, 10/23/22	350,000	336,981
Province of Manitoba
3.05%, 05/14/24	724,000	718,184
2.13%, 06/22/26	330,000	303,052
Province of Ontario
4.00%, 10/07/19	263,000	267,941
4.40%, 04/14/20	905,000	933,193
2.40%, 02/08/22	250,000	244,597
2.50%, 04/27/26	200,000	189,569
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Quebec
7.50%, 09/15/29	771,000	1,064,651
		5,430,354
		5,430,354
U.S. 0.6%
American Municipal Power, Inc.
8.08%, 02/15/50	250,000	406,755
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	1,400,000	1,957,438
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	330,000	490,337
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,100,000	1,550,241
7.55%, 04/01/39	200,000	298,598
7.30%, 10/01/39	500,000	713,345
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (a)	330,000	358,067
City of New York
GO (Build America Bonds) Series 2010
6.25%, 06/01/35 (a)	250,000	265,045
Connecticut
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	291,738
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	428,475
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	662,000	638,261
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	504,818
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	750,000	912,112
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	660,840
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	134,081
Metropolitan Transportation Auth
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	447,411
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	367,405
New Jersey Turnpike Auth
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	495,428
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	331,363

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	502,885
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	330,000	411,955
		12,166,598
		17,596,952

Sovereign 0.9%
Canada 0.0%
Canada Government International Bond
2.00%, 11/15/22	300,000	290,515
Chile 0.1%
Chile Government International Bond
3.13%, 01/21/26	1,000,000	965,500
Colombia 0.1%
Colombia Government International Bond
4.00%, 02/26/24 (a)	300,000	297,675
4.50%, 01/28/26 (a)	500,000	507,437
3.88%, 04/25/27 (a)	500,000	478,125
7.38%, 09/18/37	362,000	450,690
5.00%, 06/15/45 (a)	1,000,000	967,500
		2,701,427
Hungary 0.1%
Hungary Government International Bond
6.25%, 01/29/20	1,000,000	1,046,651
6.38%, 03/29/21 (b)	924,000	990,861
		2,037,512
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	334,861
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	200,000	205,372
2.88%, 03/16/26	500,000	474,200
3.25%, 01/17/28	250,000	241,830
		921,402
Italy 0.0%
Republic of Italy Government International Bond
6.88%, 09/27/23	164,000	180,236
5.38%, 06/15/33	250,000	277,386
		457,622
Mexico 0.2%
Mexico Government International Bond
3.50%, 01/21/21	230,000	229,885
3.63%, 03/15/22	500,000	500,265
4.00%, 10/02/23	250,000	250,844
4.13%, 01/21/26	688,000	681,980
4.15%, 03/28/27	500,000	492,500
6.75%, 09/27/34	362,000	428,789
6.05%, 01/11/40	524,000	569,064
4.75%, 03/08/44	650,000	602,550
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.35%, 01/15/47	500,000	437,750
5.75%, 10/12/10	70,000	67,480
		4,261,107
Panama 0.1%
Panama Government International Bond
3.75%, 03/16/25 (a)	1,000,000	990,000
6.70%, 01/26/36	131,000	161,785
		1,151,785
Peru 0.0%
Peruvian Government International Bond
4.13%, 08/25/27	250,000	255,625
5.63%, 11/18/50	295,000	340,725
		596,350
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	200,000	203,624
7.75%, 01/14/31	350,000	465,570
6.38%, 01/15/32	300,000	363,840
3.95%, 01/20/40	1,000,000	968,923
		2,001,957
Poland 0.1%
Republic of Poland Government International Bond
6.38%, 07/15/19	350,000	363,983
5.13%, 04/21/21	362,000	380,184
5.00%, 03/23/22	500,000	527,737
		1,271,904
Republic of Korea 0.0%
Korea International Bond
2.75%, 01/19/27	250,000	236,586
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	263,000	270,903
5.10%, 06/18/50	330,000	327,806
		598,709
		17,827,237

Supranational* 1.6%
African Development Bank
1.13%, 09/20/19	500,000	491,337
1.88%, 03/16/20	300,000	296,446
2.13%, 11/16/22	300,000	291,073
Asian Development Bank
1.50%, 01/22/20	330,000	324,785
1.63%, 05/05/20	500,000	491,494
2.25%, 01/20/21	1,000,000	989,508
2.00%, 02/16/22	250,000	243,250
1.88%, 02/18/22	250,000	242,115
1.88%, 08/10/22	600,000	578,509
2.00%, 01/22/25	851,000	804,504
2.50%, 11/02/27	700,000	672,456
Corp. Andina de Fomento
4.38%, 06/15/22	362,000	377,255
2.75%, 01/06/23	500,000	484,838
Council of Europe Development Bank
1.75%, 11/14/19	500,000	494,905
1.63%, 03/10/20	330,000	324,839

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
European Bank for Reconstruction & Development
0.88%, 07/22/19	2,500,000	2,458,200
European Investment Bank
1.75%, 06/17/19	1,155,000	1,147,659
1.13%, 08/15/19	750,000	738,460
2.88%, 09/15/20	393,000	394,927
2.00%, 03/15/21	1,000,000	980,608
1.38%, 09/15/21	400,000	382,413
2.25%, 03/15/22	500,000	489,809
2.38%, 06/15/22	850,000	835,334
2.25%, 08/15/22	1,000,000	977,074
2.50%, 03/15/23	1,250,000	1,229,019
2.13%, 04/13/26 (b)	500,000	469,467
Inter-American Development Bank
3.88%, 09/17/19	330,000	336,116
1.88%, 03/15/21	1,506,000	1,475,139
2.63%, 04/19/21	500,000	498,985
2.13%, 01/18/22 (b)	1,500,000	1,471,467
2.00%, 06/02/26	524,000	488,678
4.38%, 01/24/44	500,000	599,116
International Bank for Reconstruction & Development
0.88%, 08/15/19	330,000	324,071
1.88%, 10/07/19	350,000	347,441
2.13%, 11/01/20 (b)	1,200,000	1,185,442
1.38%, 05/24/21	900,000	866,474
2.13%, 12/13/21	300,000	293,559
2.00%, 01/26/22	1,000,000	973,970
1.63%, 02/10/22	655,000	628,492
2.13%, 02/13/23	655,000	636,011
2.50%, 07/29/25	800,000	778,334
4.75%, 02/15/35	830,000	1,003,581
International Finance Corp.
1.75%, 09/16/19	500,000	495,794
1.13%, 07/20/21	164,000	156,337
Nordic Investment Bank
1.50%, 09/29/20	300,000	292,212
		30,061,503
Total Government Related
(Cost $129,055,543)		126,401,987

Securitized 30.6% of net assets

Asset-Backed Securities 0.6%
Automobile 0.2%
Honda Auto Receivables Owner Trust
Series 2016-2 Class A4
1.62%, 08/15/22 (a)	1,926,000	1,904,122
Ford Credit Auto Owner Trust
Series 2016-A Class A4
1.60%, 06/15/21 (a)	853,000	842,462
Honda Auto Receivables Owner Trust
Series 2016-4 Class A3
1.21%, 12/18/20 (a)	365,000	360,896
Nissan Auto Receivables Owner Trust
Series 2017-C Class A4
2.28%, 02/15/24 (a)	400,000	394,314
Series 2015-B Class A4
1.79%, 01/15/22 (a)	100,000	99,090
Credit Card 0.4%
American Express Credit Account Master Trust
Series 2017-A3 Class A3
1.77%, 11/15/22 (a)	400,000	392,745
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Multi-Asset Execution Trust
Series 2017-A4 Class A4
1.99%, 07/17/23 (a)	1,535,000	1,506,900
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	250,000	242,573
Chase Issuance Trust
Series 2016-A5 Class A5
1.27%, 07/15/21 (a)	175,000	172,392
Series 2015-A4 Class A4
1.84%, 04/15/22 (a)	400,000	392,957
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
2.88%, 01/23/23 (a)	590,000	590,326
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (a)	1,165,000	1,158,864
Series 2012-A6 Class A6
1.67%, 01/18/22 (a)	868,000	858,272
Series 2015-A4 Class A4
2.19%, 04/17/23 (a)	1,000,000	986,741
World Financial Network Credit Card Master Trust
Series 2015-B Class A
2.55%, 06/17/24 (a)	911,000	899,690
		10,802,344

Commercial Mortgage-Backed Securities 1.9%
Bank
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	148,616
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	200,000	200,441
CD Mortgage Trust
Series 2016-CD1 Class A2
2.45%, 09/10/49 (a)	289,000	283,627
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	239,515
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)(b)	2,602,000	2,646,685
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	940,000	956,654
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	122,000	121,288
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	1,260,000	1,266,834
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	1,000,000	989,984
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	75,000	74,746
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (a)	300,000	298,095
Series 2013-CCRE11 Class A4
4.26%, 10/10/46 (a)	1,443,000	1,507,046
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(c)(g)	200,000	207,351
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	750,000	762,675
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	46,268
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	334,708
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	1,025,000	1,037,242

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commercial Mortgage Pass-Through Certificates
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	610,613
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	395,000	396,142
CSMC Trust 2016-NXSR
Series 2016 Class A4
3.79%, 12/15/49 (a)	1,800,000	1,818,707
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	131,000	134,283
Series 2015-M13 Class A2
2.71%, 06/25/25 (a)(c)(h)	200,000	195,161
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(c)(h)	785,000	735,080
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (a)	60,711	60,690
Series K714 Class A2
3.03%, 10/25/20 (a)	948,000	951,010
Series K013 Class A2
3.97%, 01/25/21 (a)(c)(i)	225,000	230,947
Series K014 Class A2
3.87%, 04/25/21 (a)	250,000	256,059
Series K019 Class A2
2.27%, 03/25/22 (a)	195,000	190,702
Series K021 Class A2
2.40%, 06/25/22 (a)	128,000	125,490
Series K022 Class A2
2.36%, 07/25/22 (a)	248,000	242,497
Series K024 Class A2
2.57%, 09/25/22 (a)	131,000	129,194
Series K030 Class A1
2.78%, 09/25/22 (a)	79,483	79,434
Series K026 Class A2
2.51%, 11/25/22 (a)	1,019,000	1,002,209
Series K027 Class A2
2.64%, 01/25/23 (a)	300,000	296,360
Series K029 Class A2
3.32%, 02/25/23 (a)(c)(i)	923,000	937,922
Series K035 Class A1
2.62%, 03/25/23 (a)	197,049	196,273
Series K037 Class A1
2.59%, 04/25/23 (a)(b)	330,067	327,670
Series K030 Class A2
3.25%, 04/25/23 (a)(c)(i)	200,000	202,664
Series K725 Class A1
2.67%, 05/25/23 (a)	290,894	288,603
Series K033 Class A2
3.06%, 07/25/23 (a)	131,000	131,566
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	102,615
Series K035 Class A2
3.46%, 08/25/23 (a)(c)(i)	983,000	1,005,045
Series K725 Class A2
3.00%, 01/25/24 (a)	500,000	500,078
Series K037 Class A2
3.49%, 01/25/24 (a)	50,000	51,247
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	634,148
Series K045 Class A2
3.02%, 01/25/25 (a)	500,000	497,501
Series K048 Class A2
3.28%, 06/25/25 (a)(c)(i)	1,150,000	1,160,869
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	99,851
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	9,701
Series K055 Class A2
2.67%, 03/25/26 (a)	260,000	250,583
Series K062 Class A2
3.41%, 12/25/26 (a)	1,000,000	1,012,070
Series K074 Class A1
3.60%, 09/25/27	149,677	153,363
Series K074 Class A2
3.60%, 01/25/28 (a)	825,000	839,553
Series K071 Class A2
3.29%, 11/25/50 (a)	1,000,000	993,149
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	806,336	814,241
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	208,229
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A1
2.10%, 03/15/50 (a)	85,710	84,251
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10 Class A4
4.08%, 07/15/46 (a)(b)(c)(g)	670,000	696,015
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	372,556
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	98,476
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,300,244
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	50,888
Series 2011-C3 Class A4
4.12%, 07/15/49 (a)	285,000	293,063
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	196,522
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	595,483
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A3
2.53%, 12/10/45 (a)	297,272	294,595
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	249,618
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(c)(g)	1,409,000	1,466,259
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	300,000	296,611
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	350,000	340,353
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	200,000	198,154
Series 2013-C33 Class A3
3.16%, 03/17/59 (a)	155,000	151,135
WFRBS Commercial Mortgage Trust
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	1,020,000	1,035,997
		36,713,514

Covered 0.1%
Royal Bank of Canada
2.20%, 09/23/19	300,000	298,208

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Bank of Nova Scotia
1.88%, 04/26/21	500,000	484,724
		782,932

Mortgage-Backed Securities Pass-Through 28.0%
Fannie Mae
4.50%, 06/01/20 to 05/01/48 (a)	7,044,862	7,418,582
3.50%, 11/01/20 to 04/01/48 (a)	60,857,120	61,063,065
4.00%, 04/01/24 to 05/01/48 (a)	39,398,738	40,468,236
5.00%, 07/01/24 to 08/01/43 (a)	4,743,027	5,091,047
5.50%, 08/01/25 to 02/01/42 (a)	3,148,771	3,435,999
3.00%, 10/01/26 to 04/01/47 (a)	55,230,412	54,215,198
2.50%, 07/01/27 to 12/01/46 (a)	16,173,558	15,777,998
6.50%, 07/01/28 to 05/01/40 (a)	442,547	495,070
2.00%, 08/01/28 to 01/01/32 (a)	1,660,017	1,585,189
6.00%, 04/01/35 to 07/01/41 (a)	1,954,178	2,168,466
4.50%, 12/01/41 (a)(b)	720,622	759,457
3.00%, 05/01/46 (a)(b)	3,378,701	3,285,581
Fannie Mae TBA
3.00%, 06/01/33 to 06/01/48 (a)(j)	8,000,000	7,864,368
3.50%, 06/01/33 to 06/01/48 (a)(j)	12,000,000	12,005,312
4.00%, 06/01/48 (a)(j)	6,500,000	6,645,742
4.50%, 06/01/48 (a)(j)	8,000,000	8,355,937
Freddie Mac
5.00%, 01/01/19 to 04/01/44 (a)	3,179,828	3,411,072
4.50%, 12/01/19 to 12/01/45 (a)	4,016,073	4,228,078
5.50%, 08/01/22 to 06/01/41 (a)	2,099,643	2,285,352
2.00%, 08/01/23 to 12/01/31 (a)	1,003,291	962,889
4.00%, 03/01/24 to 05/01/48 (a)	20,837,594	21,419,805
3.50%, 01/01/26 to 02/01/48 (a)	43,154,096	43,269,277
6.50%, 03/01/26 to 07/01/38 (a)	287,069	321,123
3.00%, 08/01/26 to 04/01/47 (a)	38,439,002	37,648,416
2.50%, 04/01/27 to 12/01/46 (a)	11,242,687	10,975,261
6.00%, 05/01/32 to 10/01/38 (a)	949,946	1,055,088
4.50%, 03/01/41 to 07/01/42 (a)(b)	733,534	774,343
4.00%, 03/01/44 (a)(b)	912,253	936,939
Freddie Mac TBA
3.00%, 06/01/33 to 06/01/48 (a)(j)	6,500,000	6,405,339
3.50%, 06/01/33 to 06/01/48 (a)(j)	4,500,000	4,514,297
4.00%, 06/01/48 (a)(j)	5,500,000	5,624,268
4.50%, 06/01/48 (a)(j)	4,500,000	4,699,160
Ginnie Mae
3.00%, 12/15/26 to 02/20/47 (a)	31,161,053	30,735,673
2.50%, 08/20/27 to 01/20/47 (a)	2,294,859	2,216,172
5.00%, 02/20/33 to 11/20/47 (a)	4,131,191	4,433,397
5.50%, 04/15/33 to 12/20/45 (a)	1,680,882	1,826,023
6.50%, 10/20/37 (a)	93,787	107,368
4.50%, 07/15/39 to 11/20/47 (a)	8,485,671	8,963,569
4.00%, 08/15/39 to 01/20/48 (a)	20,134,658	20,827,523
6.00%, 08/20/39 to 02/20/40 (a)	902,136	986,864
3.50%, 11/20/40 to 03/20/48 (a)	46,603,604	47,061,574
3.50%, 04/20/45 to 09/20/46 (a)(b)	12,081,559	12,176,762
3.00%, 11/20/45 to 10/20/46 (a)(b)	9,286,342	9,140,792
Ginnie Mae TBA
3.00%, 06/01/48 (a)(j)	3,000,000	2,940,000
3.50%, 06/01/48 (a)(j)	4,500,000	4,527,598
4.00%, 06/01/48 (a)(j)	8,000,000	8,217,500
4.50%, 06/01/48 (a)(j)	2,000,000	2,081,875
		535,408,644
Total Securitized
(Cost $594,666,423)		583,707,434
Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (k)	5,330,626	5,330,626
Total Other Investment Company
(Cost $5,330,626)		5,330,626

Short-Term Investments 4.2% of net assets

Government Related 4.2%
Federal Home Loan Bank
1.66%, 06/05/18 (l)	20,000,000	19,995,980
1.67%, 06/12/18 (l)	15,000,000	14,991,705
1.73%, 06/22/18 (l)	35,000,000	34,963,040
1.75%, 06/26/18 (l)	9,500,000	9,488,059
Total Short-Term Investments
(Cost $79,441,791)		79,438,784
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	Variable-rate security.
(d)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,822,162 or 0.5% of net assets.
(f)	Guaranteed by the Republic of Germany.
(g)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(h)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(i)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC.
(j)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(k)	The rate shown is the 7-day yield.
(l)	The rate shown is the purchase yield.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

ACES –	Alternate Credit Enhancement Securities
CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI –	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS –	Mortgage-Backed Security
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced
WAC –	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$476,491,371	$—	$476,491,371
Treasuries	—	712,565,804	—	712,565,804
Government Related[1]	—	126,401,987	—	126,401,987
Securitized [1]	—	583,707,434	—	583,707,434
Other Investment Company[1]	5,330,626	—	—	5,330,626
Short-Term Investments[1]	—	79,438,784	—	79,438,784
Total	$5,330,626	$1,978,605,380	$—	$1,983,936,006
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® Short-Term Bond Index Fund

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 27.2% of net assets

Financial Institutions 11.3%
Banking 9.2%
American Express Co.
2.65%, 12/02/22	1,000,000	966,266
American Express Credit Corp.
2.60%, 09/14/20 (a)	338,000	334,801
2.25%, 05/05/21 (a)	300,000	292,983
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	500,000	487,277
Banco Santander S.A.
3.50%, 04/11/22	200,000	196,172
Bank of America Corp.
5.63%, 07/01/20	200,000	210,495
2.63%, 10/19/20	650,000	644,477
5.00%, 05/13/21	390,000	409,146
2.37%, 07/21/21 (a)(b)(c)	500,000	491,239
5.70%, 01/24/22	750,000	811,765
3.00%, 12/20/23 (a)(b)(c)	750,000	729,916
Bank of Montreal
2.10%, 06/15/20	250,000	245,856
2.35%, 09/11/22	300,000	287,950
Barclays PLC
2.75%, 11/08/19	250,000	248,766
3.25%, 01/12/21	500,000	495,229
BB&T Corp.
5.25%, 11/01/19	497,000	513,359
2.45%, 01/15/20 (a)	200,000	198,443
BNP Paribas S.A.
5.00%, 01/15/21	600,000	627,551
BPCE S.A.
2.25%, 01/27/20	39,000	38,449
Branch Banking & Trust Co.
2.63%, 01/15/22 (a)	200,000	195,587
Capital One Financial Corp.
3.05%, 03/09/22 (a)	250,000	245,438
Capital One NA
2.40%, 09/05/19 (a)	278,000	276,243
2.35%, 01/31/20 (a)	250,000	247,128
2.65%, 08/08/22 (a)	250,000	240,741
Citigroup, Inc.
2.40%, 02/18/20	250,000	247,634
2.65%, 10/26/20	800,000	789,828
4.50%, 01/14/22	300,000	311,460
2.70%, 10/27/22 (a)	1,400,000	1,352,859
2.88%, 07/24/23 (a)(b)(c)	250,000	242,143
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citizens Bank NA/Providence RI
2.65%, 05/26/22 (a)	250,000	242,721
Cooperatieve Rabobank UA
2.50%, 01/19/21	528,000	519,420
3.88%, 02/08/22	300,000	305,743
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	300,000	297,885
3.45%, 04/16/21	305,000	305,861
3.80%, 09/15/22	250,000	251,042
Deutsche Bank AG
2.70%, 07/13/20	250,000	245,037
3.38%, 05/12/21	100,000	97,866
4.25%, 10/14/21	150,000	148,876
3.95%, 02/27/23	200,000	194,607
Discover Bank
3.10%, 06/04/20 (a)	250,000	249,244
Fifth Third Bank
2.25%, 06/14/21 (a)	250,000	243,854
HSBC Holdings PLC
3.40%, 03/08/21	228,000	228,701
2.95%, 05/25/21	267,000	263,941
4.25%, 03/14/24	250,000	251,867
HSBC USA, Inc.
2.25%, 06/23/19	400,000	397,839
2.38%, 11/13/19	17,000	16,926
2.75%, 08/07/20	778,000	772,516
ING Groep N.V.
3.15%, 03/29/22	250,000	245,888
JPMorgan Chase & Co.
2.20%, 10/22/19	675,000	670,365
4.40%, 07/22/20	250,000	257,213
4.25%, 10/15/20	850,000	870,603
4.63%, 05/10/21	650,000	677,334
4.50%, 01/24/22	500,000	519,952
2.97%, 01/15/23 (a)	250,000	244,325
3.38%, 05/01/23	250,000	245,664
JPMorgan Chase Bank NA
2.60%, 02/01/21 (a)(b)(c)	500,000	497,037
KeyCorp
2.90%, 09/15/20	400,000	398,827
Lloyds Bank PLC
6.38%, 01/21/21	125,000	134,884
Lloyds Banking Group PLC
3.10%, 07/06/21	300,000	297,173
3.00%, 01/11/22	500,000	489,622
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	441,000	437,665
3.00%, 02/22/22	250,000	246,358

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	195,987
3.55%, 03/05/23	300,000	298,842
Morgan Stanley
2.38%, 07/23/19	750,000	747,093
5.75%, 01/25/21	1,000,000	1,062,714
2.50%, 04/21/21	250,000	244,951
2.75%, 05/19/22	500,000	487,791
3.74%, 04/24/24 (a)(b)(c)	500,000	499,519
National Australia Bank Ltd.
1.88%, 07/12/21	250,000	239,582
2.50%, 05/22/22	250,000	242,175
PNC Bank NA
2.45%, 11/05/20 (a)	291,000	286,856
2.50%, 01/22/21 (a)	200,000	196,841
2.63%, 02/17/22 (a)	300,000	293,747
PNC Financial Services Group, Inc.
6.70%, 06/10/19	500,000	519,980
Regions Financial Corp.
3.20%, 02/08/21 (a)	350,000	349,621
Royal Bank of Canada
2.15%, 03/06/20	500,000	493,937
3.20%, 04/30/21	200,000	200,449
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	261,000	258,363
Santander UK Group Holdings PLC
2.88%, 10/16/20	200,000	198,242
3.37%, 01/05/24 (a)(c)	250,000	243,058
Santander UK PLC
2.35%, 09/10/19	150,000	149,227
State Street Corp.
2.55%, 08/18/20	100,000	99,509
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	500,000	497,018
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	255,000	252,580
2.44%, 10/19/21	300,000	291,374
2.78%, 07/12/22	250,000	243,221
3.10%, 01/17/23	250,000	245,582
SunTrust Banks, Inc.
2.90%, 03/03/21 (a)	250,000	247,997
Svenska Handelsbanken AB
2.40%, 10/01/20	41,000	40,374
Synchrony Financial
3.00%, 08/15/19 (a)	228,000	228,050
The Bank of New York Mellon Corp.
2.30%, 09/11/19 (a)	200,000	199,126
2.15%, 02/24/20 (a)	250,000	247,377
2.45%, 11/27/20 (a)	200,000	197,578
3.50%, 04/28/23	250,000	251,111
The Bank of Nova Scotia
2.15%, 07/14/20	500,000	491,208
2.70%, 03/07/22	750,000	734,474
The Goldman Sachs Group, Inc.
1.95%, 07/23/19	250,000	247,890
2.55%, 10/23/19	700,000	697,722
2.75%, 09/15/20 (a)	300,000	297,412
2.35%, 11/15/21 (a)	250,000	241,462
5.75%, 01/24/22	55,000	59,222
3.00%, 04/26/22 (a)	1,000,000	983,562
2.88%, 10/31/22 (a)(b)(c)	250,000	244,112
2.91%, 06/05/23 (a)(b)(c)	500,000	485,085
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	100,000	103,681
4.38%, 08/11/20	95,000	97,663
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Toronto-Dominion Bank
2.13%, 07/02/19	14,000	13,936
2.50%, 12/14/20	500,000	493,776
UBS AG
2.35%, 03/26/20	300,000	295,820
US Bancorp
4.13%, 05/24/21 (a)	100,000	103,167
US Bank NA
2.00%, 01/24/20 (a)	250,000	246,607
2.05%, 10/23/20 (a)	500,000	489,860
Wells Fargo & Co.
2.60%, 07/22/20	100,000	98,934
3.00%, 01/22/21	250,000	248,798
2.10%, 07/26/21	528,000	509,190
3.50%, 03/08/22	100,000	100,251
2.63%, 07/22/22	500,000	482,388
3.07%, 01/24/23 (a)	250,000	243,931
Wells Fargo Bank NA
2.15%, 12/06/19	1,000,000	990,514
Westpac Banking Corp.
2.30%, 05/26/20	300,000	296,653
2.60%, 11/23/20	250,000	247,143
3.65%, 05/15/23	500,000	501,568
		43,941,958
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
5.00%, 12/10/19	11,000	11,374
3.38%, 06/01/22	250,000	253,153
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	300,000	293,041
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	200,000	199,243
2.35%, 09/15/22 (a)	100,000	96,493
Jefferies Group LLC
8.50%, 07/01/19	150,000	158,763
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	100,000	99,013
		1,111,080
Finance Companies 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21	200,000	204,819
3.95%, 02/01/22 (a)	500,000	502,474
Air Lease Corp.
2.63%, 07/01/22 (a)	155,000	149,141
GATX Corp.
4.85%, 06/01/21	500,000	520,123
GE Capital International Funding Co.
2.34%, 11/15/20	228,000	223,360
International Lease Finance Corp.
4.63%, 04/15/21	28,000	28,896
		1,628,813
Insurance 0.9%
Aetna, Inc.
2.75%, 11/15/22 (a)	300,000	290,824
Aflac, Inc.
2.40%, 03/16/20	200,000	198,579
American International Group, Inc.
2.30%, 07/16/19 (a)	400,000	397,727
4.88%, 06/01/22	200,000	210,074

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anthem, Inc.
3.70%, 08/15/21 (a)	200,000	202,174
3.30%, 01/15/23	200,000	198,010
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	500,000	501,400
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (a)	311,000	306,449
2.88%, 11/03/22 (a)	100,000	98,657
Humana, Inc.
2.90%, 12/15/22 (a)	150,000	146,744
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (a)	14,000	13,865
4.80%, 07/15/21 (a)	150,000	156,354
Prudential Financial, Inc.
5.38%, 06/21/20	380,000	397,880
UnitedHealth Group, Inc.
2.70%, 07/15/20	100,000	99,729
3.35%, 07/15/22	350,000	352,856
2.75%, 02/15/23 (a)	150,000	146,544
Willis Towers Watson PLC
5.75%, 03/15/21	600,000	633,755
		4,351,621
REITs 0.6%
AvalonBay Communities, Inc.
2.95%, 09/15/22 (a)	100,000	98,045
Boston Properties LP
5.88%, 10/15/19 (a)	500,000	516,532
Duke Realty LP
4.38%, 06/15/22 (a)	250,000	258,503
EPR Properties
5.75%, 08/15/22 (a)	250,000	265,015
ERP Operating LP
3.00%, 04/15/23 (a)	250,000	245,223
Government Properties Income Trust
4.00%, 07/15/22 (a)	175,000	174,308
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (a)	200,000	200,382
2.95%, 07/01/22 (a)	250,000	243,535
Kimco Realty Corp.
6.88%, 10/01/19	500,000	524,451
Simon Property Group LP
2.50%, 09/01/20 (a)	28,000	27,670
Welltower, Inc.
5.25%, 01/15/22 (a)	150,000	157,899
		2,711,563
		53,745,035

Industrial 14.8%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
2.75%, 02/03/23	79,000	77,444
Barrick Gold Corp.
3.85%, 04/01/22	100,000	101,747
Domtar Corp.
4.40%, 04/01/22 (a)	250,000	255,984
EI du Pont de Nemours & Co.
2.20%, 05/01/20	200,000	197,535
3.63%, 01/15/21	100,000	101,700
International Paper Co.
4.75%, 02/15/22 (a)	270,000	281,968
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nutrien Ltd.
3.15%, 10/01/22 (a)	200,000	195,796
Praxair, Inc.
4.05%, 03/15/21	250,000	256,721
RPM International, Inc.
3.45%, 11/15/22 (a)	250,000	248,567
Southern Copper Corp.
5.38%, 04/16/20	250,000	260,690
The Dow Chemical Co.
4.25%, 11/15/20 (a)	14,000	14,398
The Mosaic Co.
3.25%, 11/15/22 (a)	250,000	244,266
The Sherwin-Williams Co.
2.25%, 05/15/20	200,000	197,175
Vale Overseas Ltd.
5.88%, 06/10/21	400,000	422,600
		2,856,591
Capital Goods 1.5%
3M Co.
1.63%, 06/15/19	14,000	13,879
Boeing Capital Corp.
4.70%, 10/27/19	22,000	22,642
Caterpillar Financial Services Corp.
2.10%, 06/09/19	150,000	149,352
1.85%, 09/04/20	250,000	244,382
2.55%, 11/29/22	125,000	121,435
Caterpillar, Inc.
3.90%, 05/27/21	339,000	348,558
CNH Industrial Capital LLC
4.38%, 11/06/20	100,000	102,250
Deere & Co.
4.38%, 10/16/19	125,000	127,570
Fortive Corp.
2.35%, 06/15/21 (a)	250,000	243,476
General Dynamics Corp.
2.25%, 11/15/22 (a)	200,000	192,286
3.38%, 05/15/23 (a)	300,000	301,578
General Electric Co.
5.50%, 01/08/20	528,000	549,095
5.55%, 05/04/20	178,000	186,301
4.38%, 09/16/20	200,000	206,027
2.70%, 10/09/22	250,000	243,144
Honeywell International, Inc.
1.40%, 10/30/19	250,000	246,094
1.85%, 11/01/21 (a)	100,000	96,576
John Deere Capital Corp.
1.25%, 10/09/19	100,000	98,041
1.95%, 06/22/20	250,000	245,848
2.55%, 01/08/21	150,000	148,772
2.80%, 03/04/21	100,000	99,454
Johnson Controls International PLC
4.25%, 03/01/21	350,000	359,324
L3 Technologies, Inc.
5.20%, 10/15/19	300,000	309,625
Lockheed Martin Corp.
2.50%, 11/23/20 (a)	250,000	247,315
3.35%, 09/15/21	19,000	19,126
Masco Corp.
5.95%, 03/15/22	100,000	107,733
Northrop Grumman Corp.
2.08%, 10/15/20	400,000	391,834

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Owens Corning
4.20%, 12/15/22 (a)	200,000	203,719
Republic Services, Inc.
3.55%, 06/01/22 (a)	300,000	302,251
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	350,000	342,574
Roper Technologies, Inc.
3.00%, 12/15/20 (a)	450,000	448,520
2.80%, 12/15/21 (a)	200,000	196,775
United Technologies Corp.
1.50%, 11/01/19	100,000	98,458
1.95%, 11/01/21 (a)	200,000	192,484
		7,206,498
Communications 1.7%
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	100,000	96,829
America Movil, S.A.B. de CV
5.00%, 03/30/20	100,000	103,184
3.13%, 07/16/22	250,000	246,751
American Tower Corp.
3.45%, 09/15/21	300,000	299,987
AT&T, Inc.
2.80%, 02/17/21 (a)	1,000,000	988,810
3.00%, 02/15/22	400,000	393,799
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	200,000	204,363
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	310,636
Comcast Corp.
1.63%, 01/15/22 (a)	500,000	472,549
Crown Castle International Corp.
4.88%, 04/15/22	14,000	14,576
5.25%, 01/15/23	250,000	263,534
Discovery Communications LLC
5.63%, 08/15/19	154,000	158,836
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	367,000	373,087
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	500,000	500,381
The Walt Disney Co.
1.95%, 03/04/20	400,000	395,284
2.15%, 09/17/20	28,000	27,605
2.35%, 12/01/22	200,000	193,526
Time Warner Cable LLC
5.00%, 02/01/20	500,000	512,904
Time Warner, Inc.
2.10%, 06/01/19	111,000	110,197
4.00%, 01/15/22	200,000	203,768
Verizon Communications, Inc.
2.63%, 02/21/20	500,000	498,092
4.60%, 04/01/21	250,000	260,036
3.50%, 11/01/21	500,000	503,636
Viacom, Inc.
4.50%, 03/01/21	528,000	543,180
Vodafone Group PLC
4.38%, 03/16/21	300,000	309,300
2.95%, 02/19/23	150,000	145,120
		8,129,970
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumer Cyclical 2.1%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	300,000	298,391
Amazon.com, Inc.
1.90%, 08/21/20 (d)	500,000	490,494
3.30%, 12/05/21 (a)	150,000	152,146
American Honda Finance Corp.
1.20%, 07/12/19	300,000	295,304
2.45%, 09/24/20	100,000	99,057
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	240,999
Carnival Corp.
3.95%, 10/15/20	100,000	102,306
Costco Wholesale Corp.
1.70%, 12/15/19	200,000	197,577
2.15%, 05/18/21 (a)	250,000	245,144
D.R. Horton, Inc.
4.38%, 09/15/22 (a)	150,000	153,912
eBay, Inc.
2.15%, 06/05/20	400,000	392,876
Family Dollar Stores, Inc.
5.00%, 02/01/21	500,000	519,750
Ford Motor Credit Co., LLC
2.60%, 11/04/19	250,000	248,657
5.75%, 02/01/21	321,000	338,981
3.34%, 03/18/21	250,000	248,611
4.25%, 09/20/22	200,000	203,117
General Motors Financial Co., Inc.
2.35%, 10/04/19	200,000	198,592
3.15%, 01/15/20 (a)	600,000	600,422
2.65%, 04/13/20	200,000	198,126
3.20%, 07/13/20 (a)	200,000	199,673
3.20%, 07/06/21 (a)	100,000	99,142
3.45%, 01/14/22 (a)	200,000	198,391
3.25%, 01/05/23 (a)	250,000	243,737
Marriott International, Inc.
2.30%, 01/15/22 (a)	200,000	192,266
McDonald’s Corp.
2.75%, 12/09/20 (a)	300,000	299,714
Nordstrom, Inc.
4.00%, 10/15/21 (a)	150,000	151,519
PACCAR Financial Corp.
2.80%, 03/01/21	150,000	149,213
Starbucks Corp.
2.10%, 02/04/21 (a)	106,000	103,817
3.10%, 03/01/23 (a)	100,000	99,707
Target Corp.
2.30%, 06/26/19	28,000	27,939
3.88%, 07/15/20	200,000	204,697
The Home Depot, Inc.
3.95%, 09/15/20 (a)	300,000	307,612
2.00%, 04/01/21 (a)	300,000	293,776
2.63%, 06/01/22 (a)	250,000	246,581
Toyota Motor Credit Corp.
1.90%, 04/08/21	222,000	216,249
3.30%, 01/12/22	500,000	503,874
2.63%, 01/10/23	300,000	291,942
Visa, Inc.
2.20%, 12/14/20 (a)	250,000	246,281
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (a)	11,000	10,989

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Walmart, Inc.
1.90%, 12/15/20	200,000	196,627
2.35%, 12/15/22 (a)	350,000	340,573
		9,848,781
Consumer Non-Cyclical 4.2%
Abbott Laboratories
2.80%, 09/15/20 (a)	200,000	199,178
2.90%, 11/30/21 (a)	550,000	544,370
AbbVie, Inc.
2.50%, 05/14/20 (a)	550,000	545,446
3.20%, 11/06/22 (a)	180,000	178,312
Allergan Finance LLC
3.25%, 10/01/22 (a)	250,000	243,999
Allergan Funding SCS
3.00%, 03/12/20 (a)	500,000	497,799
Altria Group, Inc.
2.63%, 01/14/20 (a)	314,000	313,129
Amgen, Inc.
3.45%, 10/01/20	150,000	151,565
2.65%, 05/11/22 (a)	500,000	486,102
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/23 (a)	600,000	597,810
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 01/15/22	700,000	713,239
2.50%, 07/15/22	150,000	145,514
3.50%, 01/12/24 (a)	200,000	200,217
AstraZeneca PLC
2.38%, 11/16/20	350,000	344,732
BAT Capital Corp.
2.76%, 08/15/22 (a)(d)	150,000	144,859
Baxalta, Inc.
2.88%, 06/23/20 (a)	150,000	148,707
3.60%, 06/23/22 (a)	300,000	298,785
Becton Dickinson & Co.
2.40%, 06/05/20	250,000	245,863
3.25%, 11/12/20	100,000	99,709
3.13%, 11/08/21	250,000	247,378
2.89%, 06/06/22 (a)	250,000	243,226
Biogen, Inc.
2.90%, 09/15/20	375,000	373,861
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	200,000	192,547
Celgene Corp.
2.88%, 08/15/20	300,000	298,342
3.25%, 08/15/22	100,000	98,383
2.75%, 02/15/23 (a)	250,000	239,953
Colgate-Palmolive Co.
2.30%, 05/03/22	100,000	97,651
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	250,000	245,710
CVS Health Corp.
2.25%, 08/12/19 (a)	300,000	298,037
3.35%, 03/09/21	250,000	250,489
2.13%, 06/01/21 (a)	500,000	483,630
3.70%, 03/09/23 (a)	350,000	349,717
Diageo Capital PLC
3.00%, 05/18/20	250,000	250,877
Express Scripts Holding Co.
3.30%, 02/25/21 (a)	14,000	13,991
4.75%, 11/15/21	500,000	519,102
General Mills, Inc.
3.70%, 10/17/23 (a)	250,000	249,558
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Gilead Sciences, Inc.
2.55%, 09/01/20	200,000	198,496
3.25%, 09/01/22 (a)	200,000	200,006
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	300,000	293,645
Kraft Heinz Foods Co.
2.80%, 07/02/20 (a)	500,000	497,295
Maple Escrow Subsidiary, Inc.
3.55%, 02/25/21 (d)	100,000	100,524
4.06%, 05/25/23 (a)(d)	150,000	151,107
Medtronic, Inc.
2.50%, 03/15/20	153,000	152,292
3.15%, 03/15/22	500,000	500,647
Merck & Co., Inc.
1.85%, 02/10/20	350,000	345,608
3.88%, 01/15/21 (a)	200,000	205,040
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	150,000	144,436
Mylan N.V.
3.75%, 12/15/20 (a)	100,000	100,648
Newell Brands, Inc.
2.88%, 12/01/19 (a)	100,000	99,645
3.15%, 04/01/21 (a)	100,000	99,198
Novartis Capital Corp.
4.40%, 04/24/20	400,000	412,595
PepsiCo, Inc.
4.50%, 01/15/20	11,000	11,385
1.85%, 04/30/20 (a)	514,000	507,002
3.13%, 11/01/20	200,000	201,938
1.70%, 10/06/21 (a)	11,000	10,593
Pfizer, Inc.
2.20%, 12/15/21	500,000	489,290
Philip Morris International, Inc.
2.00%, 02/21/20	100,000	98,652
4.50%, 03/26/20	300,000	309,094
Reynolds American, Inc.
3.25%, 06/12/20	550,000	550,746
Sysco Corp.
2.60%, 10/01/20 (a)	300,000	297,777
The Clorox Co.
3.05%, 09/15/22 (a)	200,000	199,735
The Coca-Cola Co.
1.88%, 10/27/20	11,000	10,785
1.55%, 09/01/21	150,000	144,112
3.30%, 09/01/21	28,000	28,428
2.20%, 05/25/22	500,000	487,745
The Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	100,000	96,677
The JM Smucker Co.
3.00%, 03/15/22	650,000	640,884
The Kroger Co.
2.80%, 08/01/22 (a)	250,000	242,583
The Procter & Gamble Co.
1.70%, 11/03/21	200,000	192,634
2.30%, 02/06/22	200,000	196,005
Thermo Fisher Scientific, Inc.
3.30%, 02/15/22	100,000	99,907
3.15%, 01/15/23 (a)	350,000	344,214
Unilever Capital Corp.
4.25%, 02/10/21	100,000	103,453
1.38%, 07/28/21	350,000	333,005
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	100,000	98,676
3.70%, 03/19/23 (a)	100,000	99,773

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Zoetis, Inc.
3.45%, 11/13/20 (a)	100,000	100,728
		19,948,790
Energy 2.0%
Apache Corp.
3.25%, 04/15/22 (a)	300,000	297,310
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	195,533
BP Capital Markets PLC
4.50%, 10/01/20	100,000	103,622
3.06%, 03/17/22	1,000,000	996,913
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	243,051
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	240,519
Chevron Corp.
2.19%, 11/15/19 (a)	28,000	27,829
1.96%, 03/03/20 (a)	250,000	247,267
2.50%, 03/03/22 (a)	500,000	491,357
Devon Energy Corp.
3.25%, 05/15/22 (a)	96,000	94,914
Enbridge Energy Partners LP
4.38%, 10/15/20 (a)	150,000	153,258
Enbridge, Inc.
2.90%, 07/15/22 (a)	500,000	485,052
Energy Transfer Partners LP
4.15%, 10/01/20 (a)	200,000	203,266
4.65%, 06/01/21 (a)	400,000	411,393
5.20%, 02/01/22 (a)	250,000	261,585
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (a)	100,000	104,412
Enterprise Products Operating LLC
5.20%, 09/01/20	200,000	210,079
EOG Resources, Inc.
5.63%, 06/01/19	100,000	102,649
2.45%, 04/01/20 (a)	264,000	262,537
EQT Corp.
4.88%, 11/15/21	200,000	207,713
3.00%, 10/01/22 (a)	250,000	242,388
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	500,000	493,117
Husky Energy, Inc.
7.25%, 12/15/19	100,000	106,210
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	200,000	200,192
Kinder Morgan, Inc.
6.50%, 09/15/20	100,000	106,852
3.15%, 01/15/23 (a)	100,000	97,138
Occidental Petroleum Corp.
4.10%, 02/01/21 (a)	222,000	228,134
3.13%, 02/15/22 (a)	200,000	200,181
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (a)	400,000	413,691
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	350,000	378,449
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Shell International Finance BV
4.30%, 09/22/19	200,000	204,608
2.13%, 05/11/20	400,000	395,456
1.75%, 09/12/21	200,000	192,913
Total Capital International S.A.
2.10%, 06/19/19	19,000	18,906
Total Capital S.A.
4.45%, 06/24/20	400,000	413,358
TransCanada PipeLines Ltd.
2.50%, 08/01/22	300,000	289,726
		9,321,578
Technology 2.3%
Apple, Inc.
1.90%, 02/07/20	1,000,000	989,958
2.00%, 05/06/20	228,000	225,311
2.25%, 02/23/21 (a)	28,000	27,616
1.55%, 08/04/21 (a)	125,000	120,223
2.40%, 01/13/23 (a)	100,000	97,131
2.40%, 05/03/23	500,000	484,130
Baidu, Inc.
3.50%, 11/28/22	350,000	346,310
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	200,000	197,825
2.20%, 01/15/21	100,000	97,153
3.00%, 01/15/22 (a)	300,000	293,081
Cisco Systems, Inc.
4.45%, 01/15/20	200,000	205,957
2.45%, 06/15/20	500,000	498,064
2.20%, 02/28/21	125,000	122,819
1.85%, 09/20/21 (a)	11,000	10,628
Fidelity National Information Services, Inc.
4.50%, 10/15/22 (a)	250,000	259,193
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	200,000	201,657
HP, Inc.
4.38%, 09/15/21	250,000	258,175
Intel Corp.
1.85%, 05/11/20	250,000	246,709
2.45%, 07/29/20	100,000	99,529
3.30%, 10/01/21	100,000	101,397
2.70%, 12/15/22	100,000	98,827
International Business Machines Corp.
1.63%, 05/15/20	350,000	342,327
2.88%, 11/09/22	350,000	345,889
Lam Research Corp.
2.75%, 03/15/20 (a)	500,000	498,652
Microsoft Corp.
1.10%, 08/08/19	150,000	147,725
1.85%, 02/12/20 (a)	65,000	64,260
2.00%, 11/03/20 (a)	400,000	394,569
1.55%, 08/08/21 (a)	500,000	481,118
NVIDIA Corp.
2.20%, 09/16/21 (a)	500,000	487,519
Oracle Corp.
2.25%, 10/08/19	500,000	498,333
1.90%, 09/15/21 (a)	433,000	419,129
QUALCOMM, Inc.
2.10%, 05/20/20	500,000	498,946
3.00%, 05/20/22	100,000	98,553
Seagate HDD Cayman
4.25%, 03/01/22 (a)	100,000	98,743

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Texas Instruments, Inc.
1.75%, 05/01/20 (a)	150,000	147,709
1.85%, 05/15/22 (a)	800,000	764,805
VMware, Inc.
2.30%, 08/21/20	250,000	244,516
2.95%, 08/21/22 (a)	350,000	337,224
Xerox Corp.
2.75%, 09/01/20	200,000	196,970
		11,048,680
Transportation 0.4%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	400,000	397,173
FedEx Corp.
2.30%, 02/01/20	150,000	148,885
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	250,000	247,894
Ryder System, Inc.
2.55%, 06/01/19 (a)	17,000	16,935
2.88%, 09/01/20 (a)	100,000	99,309
3.40%, 03/01/23 (a)	350,000	348,463
Southwest Airlines Co.
2.75%, 11/06/19 (a)	11,000	10,962
2.75%, 11/16/22 (a)	250,000	244,176
Union Pacific Corp.
4.00%, 02/01/21 (a)	28,000	28,643
United Parcel Service, Inc.
2.45%, 10/01/22	300,000	292,326
		1,834,766
		70,195,654

Utility 1.1%
Electric 1.0%
Appalachian Power Co.
4.60%, 03/30/21 (a)	100,000	103,624
CMS Energy Corp.
5.05%, 03/15/22 (a)	100,000	105,543
Dominion Energy, Inc.
2.50%, 12/01/19 (a)	300,000	297,888
Duke Energy Corp.
1.80%, 09/01/21 (a)	328,000	313,455
3.05%, 08/15/22 (a)	300,000	296,655
Duke Energy Progress LLC
3.00%, 09/15/21 (a)	200,000	200,145
Edison International
2.13%, 04/15/20	217,000	213,315
Entergy Corp.
5.13%, 09/15/20 (a)	200,000	207,599
Exelon Corp.
3.50%, 06/01/22 (a)	500,000	496,252
Exelon Generation Co., LLC
2.95%, 01/15/20 (a)	350,000	349,511
National Rural Utilities Cooperative Finance Corp.
2.35%, 06/15/20 (a)	11,000	10,874
2.40%, 04/25/22 (a)	250,000	242,843
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	500,000	517,457
NV Energy, Inc.
6.25%, 11/15/20	500,000	536,925
Ohio Power Co.
5.38%, 10/01/21	150,000	160,686
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oncor Electric Delivery Co., LLC
7.00%, 09/01/22	250,000	285,957
Pacific Gas & Electric Co.
2.45%, 08/15/22 (a)	150,000	143,866
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	250,000	255,804
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	241,559
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	100,000	98,143
		5,078,101
Natural Gas 0.1%
Sempra Energy
1.63%, 10/07/19	11,000	10,806
2.40%, 02/01/20	300,000	296,828
		307,634
		5,385,735
Total Corporates
(Cost $131,292,995)		129,326,424

Treasuries 61.1% of net assets
Bonds
8.13%, 08/15/19	415,000	443,604
8.50%, 02/15/20	30,000	33,078
8.75%, 05/15/20	275,000	308,532
8.75%, 08/15/20	350,000	397,230
7.88%, 02/15/21	365,000	416,307
8.13%, 05/15/21	825,000	955,453
8.13%, 08/15/21	30,000	35,135
8.00%, 11/15/21	105,000	123,715
7.25%, 08/15/22	400,000	473,609
7.63%, 11/15/22	226,000	273,204
Notes
0.88%, 06/15/19	5,630,000	5,549,179
1.00%, 06/30/19	2,425,000	2,392,272
1.25%, 06/30/19	1,300,000	1,285,883
0.75%, 07/15/19	1,420,000	1,395,843
0.88%, 07/31/19	1,525,300	1,500,514
1.38%, 07/31/19	1,517,000	1,501,089
1.63%, 07/31/19	1,940,000	1,924,995
0.75%, 08/15/19	1,290,000	1,266,266
3.63%, 08/15/19	1,715,000	1,741,864
1.00%, 08/31/19	870,000	855,930
1.25%, 08/31/19	1,400,000	1,381,816
1.63%, 08/31/19	1,810,500	1,794,976
0.88%, 09/15/19	9,588,500	9,411,342
1.00%, 09/30/19	685,500	673,691
1.38%, 09/30/19	1,650,000	1,629,504
1.75%, 09/30/19	4,060,500	4,029,729
1.00%, 10/15/19	970,000	952,457
1.25%, 10/31/19	420,200	413,905
1.50%, 10/31/19	3,383,700	3,344,047
1.00%, 11/15/19	1,270,000	1,245,716
3.38%, 11/15/19	1,766,000	1,791,593
1.00%, 11/30/19	1,050,000	1,029,226
1.50%, 11/30/19	1,974,300	1,949,236
1.75%, 11/30/19	1,941,000	1,923,561
1.38%, 12/15/19	1,370,000	1,349,718
1.13%, 12/31/19	1,650,000	1,618,547
1.63%, 12/31/19	1,805,300	1,784,744
1.88%, 12/31/19	1,650,000	1,637,367
1.38%, 01/15/20	1,520,000	1,496,072
1.25%, 01/31/20	2,700,000	2,650,904

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 01/31/20	1,587,900	1,562,314
2.00%, 01/31/20	1,680,000	1,669,894
1.38%, 02/15/20	1,605,000	1,577,978
3.63%, 02/15/20	2,278,500	2,325,539
1.25%, 02/29/20	690,000	676,591
1.38%, 02/29/20	2,068,600	2,032,723
2.25%, 02/29/20	900,000	898,031
1.63%, 03/15/20	900,000	887,977
1.13%, 03/31/20	250,000	244,331
2.25%, 03/31/20	1,950,000	1,944,897
1.50%, 04/15/20	850,000	836,022
1.13%, 04/30/20	920,000	898,132
1.38%, 04/30/20	1,635,500	1,604,259
2.38%, 04/30/20	1,000,000	999,434
1.50%, 05/15/20	1,100,000	1,081,072
3.50%, 05/15/20	2,139,300	2,183,172
1.50%, 05/31/20	1,148,100	1,127,717
2.50%, 05/31/20	2,800,000	2,805,031
1.50%, 06/15/20	1,500,000	1,472,988
1.63%, 06/30/20	2,682,900	2,639,827
1.88%, 06/30/20	1,135,000	1,122,564
1.50%, 07/15/20	2,000,000	1,961,758
1.63%, 07/31/20	2,645,000	2,599,849
2.00%, 07/31/20	2,160,000	2,140,045
1.50%, 08/15/20	2,046,000	2,004,640
2.63%, 08/15/20	2,490,000	2,499,727
1.38%, 08/31/20	2,495,000	2,436,329
2.13%, 08/31/20	1,757,400	1,744,803
1.38%, 09/15/20	2,087,000	2,037,148
1.38%, 09/30/20	2,241,900	2,187,122
2.00%, 09/30/20	1,979,000	1,958,282
1.63%, 10/15/20	1,770,000	1,735,741
1.38%, 10/31/20	2,614,500	2,547,248
1.75%, 10/31/20	2,074,000	2,038,718
1.75%, 11/15/20	2,000,000	1,965,508
2.63%, 11/15/20	3,830,300	3,842,868
1.63%, 11/30/20	3,094,000	3,030,126
2.00%, 11/30/20	1,680,500	1,660,872
1.88%, 12/15/20	2,250,000	2,216,382
1.75%, 12/31/20	3,735,500	3,666,408
2.38%, 12/31/20	1,948,100	1,942,355
2.00%, 01/15/21	1,750,000	1,728,125
1.38%, 01/31/21	2,395,000	2,325,770
2.13%, 01/31/21	1,785,000	1,767,464
2.25%, 02/15/21	1,950,000	1,937,127
3.63%, 02/15/21	2,795,000	2,876,666
1.13%, 02/28/21	2,504,300	2,412,492
2.00%, 02/28/21	1,847,800	1,822,970
2.38%, 03/15/21	3,770,000	3,755,715
1.25%, 03/31/21	2,435,300	2,351,254
2.25%, 03/31/21	1,737,100	1,724,377
2.38%, 04/15/21	3,800,000	3,784,711
1.38%, 04/30/21	2,350,500	2,274,706
2.25%, 04/30/21	2,450,000	2,431,242
2.63%, 05/15/21	500,000	501,416
3.13%, 05/15/21	2,105,000	2,140,563
1.38%, 05/31/21	1,272,900	1,230,263
2.00%, 05/31/21	1,510,000	1,486,554
1.13%, 06/30/21	1,222,900	1,171,619
2.13%, 06/30/21	805,000	795,000
1.13%, 07/31/21	1,748,400	1,672,522
2.25%, 07/31/21	1,937,600	1,919,435
2.13%, 08/15/21	2,896,800	2,857,478
1.13%, 08/31/21	1,789,500	1,709,252
2.00%, 08/31/21	930,000	913,434
1.13%, 09/30/21	2,153,400	2,053,974
2.13%, 09/30/21	1,530,000	1,507,827
1.25%, 10/31/21	1,596,400	1,527,337
2.00%, 10/31/21	1,165,500	1,143,328
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 11/15/21	2,625,200	2,574,850
1.75%, 11/30/21	1,810,900	1,760,428
1.88%, 11/30/21	1,829,300	1,786,104
2.00%, 12/31/21	2,274,600	2,228,175
2.13%, 12/31/21	1,530,300	1,505,791
1.50%, 01/31/22	1,525,300	1,466,731
1.88%, 01/31/22	1,844,300	1,797,616
2.00%, 02/15/22	1,715,300	1,679,051
1.75%, 02/28/22	1,943,800	1,884,499
1.88%, 02/28/22	2,019,800	1,967,293
1.75%, 03/31/22	1,910,000	1,850,350
1.88%, 03/31/22	1,905,000	1,854,138
1.75%, 04/30/22	1,850,000	1,790,309
1.88%, 04/30/22	2,070,000	2,013,075
1.75%, 05/15/22	1,750,000	1,693,159
1.75%, 05/31/22	2,350,000	2,272,661
1.88%, 05/31/22	1,800,000	1,749,305
1.75%, 06/30/22	2,000,000	1,932,930
2.13%, 06/30/22	1,700,000	1,667,262
1.88%, 07/31/22	2,400,000	2,328,984
2.00%, 07/31/22	1,700,000	1,657,965
1.63%, 08/15/22	2,000,000	1,920,078
1.63%, 08/31/22	2,250,000	2,159,253
1.88%, 08/31/22	2,000,000	1,939,063
1.75%, 09/30/22	1,950,000	1,879,236
1.88%, 09/30/22	2,300,000	2,228,619
1.88%, 10/31/22	2,000,000	1,936,641
2.00%, 10/31/22	2,000,000	1,946,992
1.63%, 11/15/22	3,800,000	3,638,129
2.00%, 11/30/22	3,550,000	3,454,178
2.13%, 12/31/22	5,200,000	5,082,391
1.75%, 01/31/23	2,955,000	2,838,705
2.38%, 01/31/23	4,325,000	4,272,120
2.00%, 02/15/23	1,900,000	1,845,486
1.50%, 02/28/23	950,000	901,275
2.63%, 02/28/23	3,250,000	3,246,318
2.50%, 03/31/23	7,785,000	7,728,741
2.75%, 04/30/23	3,550,000	3,563,867
1.75%, 05/15/23	4,300,000	4,117,418
2.75%, 05/31/23	1,000,000	1,004,082
Total Treasuries
(Cost $295,065,466)		290,774,164

Government Related 11.2% of net assets

Agency 6.2%
Foreign 2.6%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	250,000	243,138
1.88%, 01/20/21	300,000	293,620
		536,758
Canada 0.2%
Export Development Canada
1.63%, 12/03/19	450,000	444,120
1.63%, 01/17/20	400,000	394,441
		838,561
China 0.1%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	500,000	483,293

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Colombia 0.0%
Ecopetrol S.A.
7.63%, 07/23/19	100,000	104,740
Germany 1.5%
Kreditanstalt Fuer Wiederaufbau
1.50%, 04/20/20 (e)	1,500,000	1,470,415
1.88%, 06/30/20 (e)	700,000	689,856
1.88%, 11/30/20 (e)	572,000	561,136
1.63%, 03/15/21 (e)	750,000	728,177
2.38%, 08/25/21 (e)	39,000	38,554
2.63%, 01/25/22 (e)	555,000	551,774
2.13%, 03/07/22 (e)	300,000	292,730
2.13%, 06/15/22 (e)	1,250,000	1,216,956
2.38%, 12/29/22 (e)	500,000	489,885
2.13%, 01/17/23 (e)	750,000	725,999
Landwirtschaftliche Rentenbank
1.38%, 10/23/19 (e)	200,000	197,039
		6,962,521
Japan 0.2%
Japan Bank for International Cooperation
2.25%, 02/24/20	200,000	198,437
1.75%, 05/28/20	14,000	13,735
2.13%, 07/21/20	250,000	246,238
1.88%, 04/20/21	200,000	194,441
2.38%, 11/16/22	500,000	484,845
		1,137,696
Mexico 0.1%
Petroleos Mexicanos
5.38%, 03/13/22	250,000	256,852
Norway 0.1%
Equinor ASA
2.25%, 11/08/19	250,000	248,682
2.90%, 11/08/20	100,000	100,298
		348,980
Republic of Korea 0.2%
Export-Import Bank of Korea
2.50%, 05/10/21	17,000	16,567
4.38%, 09/15/21	500,000	513,183
2.75%, 01/25/22	500,000	487,154
The Korea Development Bank
3.00%, 09/14/22	200,000	196,162
		1,213,066
Sweden 0.1%
Svensk Exportkredit AB
1.13%, 08/28/19	250,000	245,825
2.38%, 03/09/22	300,000	294,647
		540,472
		12,422,939
U.S. 3.6%
Fannie Mae
1.75%, 06/20/19	55,000	54,705
1.25%, 07/26/19 (a)	28,000	27,664
1.25%, 08/23/19 (a)	500,000	493,379
1.75%, 09/12/19	69,000	68,494
1.00%, 10/24/19	800,000	785,100
1.75%, 11/26/19	822,000	815,015
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.65%, 01/27/20 (a)	83,000	81,824
1.50%, 02/28/20	500,000	492,302
1.50%, 07/30/20	500,000	489,908
1.38%, 02/26/21	500,000	485,049
2.50%, 04/13/21	450,000	448,893
1.25%, 08/17/21	28,000	26,825
1.38%, 10/07/21	400,000	383,856
1.88%, 04/05/22	500,000	485,787
2.38%, 01/19/23	1,250,000	1,231,450
Federal Farm Credit Bank
1.40%, 04/13/20 (a)	200,000	195,706
1.95%, 11/02/21	500,000	488,684
Federal Home Loan Bank
1.63%, 06/14/19	250,000	248,454
1.13%, 06/21/19	750,000	740,987
0.88%, 08/05/19	500,000	491,552
1.38%, 11/15/19	1,200,000	1,183,038
1.88%, 03/13/20	300,000	296,652
1.75%, 07/13/20 (a)	400,000	393,520
1.87%, 02/10/21 (a)	300,000	294,536
1.38%, 02/18/21	500,000	485,262
1.75%, 03/12/21	110,000	107,451
1.13%, 07/14/21	550,000	526,894
2.38%, 09/10/21	250,000	248,483
1.88%, 11/29/21	250,000	244,083
Freddie Mac
0.88%, 07/19/19	250,000	246,071
1.60%, 07/26/19 (a)	250,000	247,958
1.25%, 08/01/19	250,000	246,965
1.38%, 08/15/19	250,000	247,225
1.25%, 10/02/19	1,000,000	985,671
1.50%, 01/17/20	250,000	246,406
1.38%, 04/20/20	600,000	588,476
2.50%, 04/23/20	800,000	800,526
1.88%, 11/17/20	300,000	295,211
2.38%, 01/13/22	528,000	523,094
Tennessee Valley Authority
3.88%, 02/15/21	250,000	258,275
		17,001,431
		29,424,370

Local Authority 0.7%
Foreign 0.6%
Canada 0.6%
Province of Alberta
1.90%, 12/06/19	450,000	445,139
Province of British Columbia
2.00%, 10/23/22	500,000	481,401
Province of Manitoba
2.13%, 05/04/22	100,000	96,659
Province of Ontario
4.40%, 04/14/20	506,000	521,763
1.88%, 05/21/20	250,000	245,984
2.55%, 02/12/21	250,000	248,047
2.40%, 02/08/22	350,000	342,436
Province of Quebec
2.75%, 08/25/21	300,000	298,667
2.38%, 01/31/22	100,000	97,925
		2,778,021
		2,778,021

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. 0.1%
California
GO Bonds Series 2009
6.20%, 10/01/19	250,000	262,112
State Board of Administration Finance Corp.
2.64%, 07/01/21	250,000	247,728
		509,840
		3,287,861

Sovereign 0.6%
Colombia 0.1%
Colombia Government International Bond
11.75%, 02/25/20	100,000	114,300
4.38%, 07/12/21	200,000	203,650
		317,950
Hungary 0.1%
Hungary Government International Bond
6.25%, 01/29/20	14,000	14,653
6.38%, 03/29/21	158,000	169,433
5.75%, 11/22/23	210,000	227,797
		411,883
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	250,000	256,716
Mexico 0.1%
Mexico Government International Bond
3.50%, 01/21/21	250,000	249,875
Panama 0.0%
Panama Government International Bond
5.20%, 01/30/20	11,000	11,380
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	750,000	763,589
Poland 0.1%
Republic of Poland Government International Bond
6.38%, 07/15/19	750,000	779,962
		2,791,355

Supranational* 3.7%
African Development Bank
1.13%, 09/20/19	750,000	737,005
1.25%, 07/26/21	14,000	13,371
Asian Development Bank
1.75%, 01/10/20	950,000	938,881
1.50%, 01/22/20	30,000	29,526
2.25%, 01/20/21	500,000	494,754
1.63%, 03/16/21	400,000	388,777
2.00%, 02/16/22	750,000	729,751
Corp. Andina de Fomento
2.13%, 09/27/21	250,000	240,960
4.38%, 06/15/22	250,000	260,535
European Bank for Reconstruction & Development
1.75%, 11/26/19	761,000	753,257
1.50%, 03/16/20	14,000	13,749
1.63%, 05/05/20	600,000	589,466
Security Rate, Maturity Date	Face Amount ($)	Value ($)
European Investment Bank
1.63%, 03/16/20	200,000	196,762
1.38%, 06/15/20	1,303,000	1,272,327
2.00%, 03/15/21	800,000	784,487
2.50%, 04/15/21	325,000	322,986
2.13%, 10/15/21	55,000	53,855
2.25%, 03/15/22	700,000	685,733
2.38%, 06/15/22	1,000,000	982,746
2.00%, 12/15/22	750,000	722,743
Inter-American Development Bank
1.13%, 09/12/19	150,000	147,629
1.75%, 10/15/19	28,000	27,751
3.88%, 02/14/20	200,000	204,634
1.63%, 05/12/20	750,000	738,606
1.38%, 07/15/20	14,000	13,680
1.88%, 03/15/21	350,000	342,828
1.75%, 04/14/22	300,000	289,565
2.50%, 01/18/23	750,000	740,693
International Bank for Reconstruction & Development
1.13%, 11/27/19	300,000	294,198
1.38%, 03/30/20	800,000	783,912
2.13%, 11/01/20	500,000	493,934
1.63%, 03/09/21	14,000	13,617
1.38%, 05/24/21	950,000	914,612
2.00%, 01/26/22	1,250,000	1,217,462
1.75%, 04/19/23	250,000	238,060
International Finance Corp.
1.75%, 09/16/19	500,000	495,794
1.75%, 03/30/20	250,000	246,452
1.13%, 07/20/21	25,000	23,832
Nordic Investment Bank
1.25%, 08/02/21	500,000	477,416
		17,916,346
Total Government Related
(Cost $54,265,884)		53,419,932
Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (f)	2,085,676	2,085,676
Total Other Investment Company
(Cost $2,085,676)		2,085,676
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Variable-rate security.
(c)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $886,984 or 0.2% of net assets.
(e)	Guaranteed by the Republic of Germany.
(f)	The rate shown is the 7-day yield.

GO –	General obligation
REIT –	Real Estate Investment Trust

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$129,326,424	$—	$129,326,424
Treasuries	—	290,774,164	—	290,774,164
Government Related[1]	—	53,419,932	—	53,419,932
Other Investment Company[1]	2,085,676	—	—	2,085,676
Total	$2,085,676	$473,520,520	$—	$475,606,196
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Bond Funds
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89450MAY18

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 93.5% of net assets
ALABAMA 1.4%
Alabama Federal Aid Highway Finance Auth
Special Obligation RB Series 2017A	5.00%	06/01/37 (a)	1,000,000	1,173,560
Birmingham
GO Bonds Series 2013A	5.00%	03/01/43 (a)	500,000	547,340
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	125,000	130,578
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	964,170
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,163,400
Univ of Montevallo
RB Series 2017	5.00%	05/01/25	465,000	536,094
RB Series 2017	5.00%	05/01/26	200,000	233,020
RB Series 2017	5.00%	05/01/27	250,000	294,170
RB Series 2017	5.00%	05/01/42 (a)	2,650,000	3,023,729
				9,066,061
ALASKA 1.3%
North Slope Borough
GO Bonds Series 2017A	5.00%	06/30/22 (a)	3,895,000	4,135,049
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/20 (b)	820,000	871,570
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/22 (a)(b)	1,130,000	1,228,310
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/23 (a)(b)	1,790,000	1,945,730
				8,180,659
ARIZONA 0.8%
Arizona Health Facilities Auth
Hospital RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,053,800
Payson USD #10
GO Bonds Series 2008B	5.75%	07/01/28 (a)(b)(c)	1,375,000	1,379,345
Pima Cnty
COP Series 2013A	5.00%	12/01/18	400,000	406,592
COP Series 2013A	5.00%	12/01/19	500,000	523,370
GO Bonds Series 2012A	4.00%	07/01/22	140,000	150,732
1

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	749,413
Refunding COP Series 2014	4.00%	07/01/23	700,000	757,379
University Medical Center Corp
Hospital RB Series 2009	6.00%	07/01/18 (b)	300,000	301,026
				5,321,657
ARKANSAS 1.4%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (a)	395,000	394,814
Crittenden Cnty
Sales & Use Tax Bonds Series 2017	5.00%	03/01/20	900,000	945,171
Sales & Use Tax Bonds Series 2017	5.00%	03/01/21	650,000	697,964
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	759,718
Sewer Refunding RB Series 2015	5.00%	10/01/23	665,000	756,983
Sewer Refunding RB Series 2015	3.00%	04/01/24	1,210,000	1,247,232
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	705,000	704,210
Rogers
Sales & Use Tax Bonds Series 2015	2.13%	11/01/29 (a)	715,000	713,205
Springdale
Revenue & Refunding Bonds Series 2018	3.00%	04/01/43 (a)	3,000,000	2,965,440
				9,184,737
CALIFORNIA 6.4%
ABAG Finance Auth
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,038,490
Anaheim Housing & Public Improvement Auth
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)(b)	640,000	708,858
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)	860,000	932,455
California
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,590,000	3,065,110
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (a)(b)(c)	2,005,000	2,137,170
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (b)	360,000	360,889
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23	105,000	118,666
Healdsburg Redevelopment Agency
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/29 (a)	775,000	929,186
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (a)	225,000	250,726
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	492,601
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	67,102
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	2,520,000	2,579,774
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/26 (a)	1,500,000	1,712,625
2

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,099,090
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,533,902
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,180,130
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19	80,000	82,194
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21	125,000	133,423
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	650,000	759,063
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (a)(b)	360,000	392,292
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	880,028
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (a)(b)	3,530,000	3,767,922
Salinas City Elementary SD
GO Bonds Series 2008C	0.00%	07/01/36 (a)(d)	1,880,000	906,555
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (d)	1,750,000	1,142,190
GO Bonds Series 2010C	0.00%	07/01/32 (d)	1,500,000	935,850
GO Bonds Series 2010C	0.00%	07/01/33 (d)	1,000,000	596,230
GO Bonds Series 2010C	0.00%	07/01/34 (d)	1,550,000	883,159
GO Bonds Series 2010C	0.00%	07/01/35 (d)	1,300,000	709,280
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (a)	1,000,000	1,062,070
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/18	1,885,000	1,897,158
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,357,123
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	679,227
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	1,000,000	1,146,410
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,250,000	1,454,625
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (a)	500,000	547,290
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	1,165,000	1,181,788
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,318,199
				41,038,850
COLORADO 1.3%
Boulder Cnty
COP Series 2015	5.00%	12/01/18	775,000	788,082
COP Series 2015	5.00%	12/01/24 (a)	375,000	401,550
COP Series 2015	5.00%	12/01/25 (a)	500,000	535,400
Colorado Health Facilities Auth
Hospital RB (Vail Valley Medical Center) Series 2015	5.00%	01/15/26	900,000	1,043,595
Refunding RB (Covenant Retirement Communities) Series 2015A	4.00%	12/01/18	575,000	580,934
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/18	500,000	500,000
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/19	400,000	410,648
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)	1,250,000	1,405,888
3

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19 (c)	1,000,000	1,012,960
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	1,993,936
				8,672,993
CONNECTICUT 0.6%
Connecticut Health & Educational Facilities Auth
RB (Quinnipiac Univ) Series M	5.00%	07/01/20	1,055,000	1,118,553
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26 (a)	625,000	714,169
Oxford
GO Refunding Bonds 2011	4.00%	08/01/18	1,445,000	1,450,722
GO Refunding Bonds 2011	4.00%	08/01/19	450,000	461,970
				3,745,414
DELAWARE 0.1%
Delaware State Housing Auth
S/F Mortgage Sr RB Series 2011A2	4.25%	07/01/29 (a)	730,000	750,104
DISTRICT OF COLUMBIA 0.2%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (a)(c)	300,000	315,030
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (a)	1,210,000	1,280,773
				1,595,803
FLORIDA 6.6%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008D1	6.25%	12/01/18	500,000	510,890
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22 (a)	1,000,000	1,000,070
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ of Tampa) Series 2012A	5.00%	04/01/19	55,000	56,415
Refunding RB (Univ of Tampa) Series 2012A	5.25%	04/01/42 (a)	400,000	437,120
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (a)	1,500,000	1,631,400
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (a)	2,385,000	2,527,671
Sales Tax Refunding RB Series 2015B	5.00%	10/01/21	1,500,000	1,641,480
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,279,880
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,349,380
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/33 (a)	1,260,000	1,461,184
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	710,000	820,277
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18	150,000	151,743
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23	1,500,000	1,683,345
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	108,482
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	165,623
4

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	449,816
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	277,870
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20	500,000	534,370
Aviation RB Series 2010A	5.50%	10/01/26 (a)(b)	1,135,000	1,227,741
Aviation RB Series 2010A	5.50%	10/01/26 (a)	3,555,000	3,826,069
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (a)	810,000	930,317
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (a)	575,000	645,357
Miami-Dade Cnty Educational Facilities Auth
Refunding & RB (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	1,150,000	1,307,676
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	611,061
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,881,340
Toll System RB Series 2014A	5.00%	07/01/24	625,000	718,625
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19	445,000	453,335
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	883,040
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18 (b)(e)	375,000	379,493
RB Series 2009	5.25%	10/01/18 (e)	1,525,000	1,543,422
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	200,000	212,810
Utility System Refunding RB Series 2014	5.00%	09/01/21	175,000	190,187
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	537,821
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	395,846
Sumter County Industrial Development Auth
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/22	200,000	220,560
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/24 (a)	150,000	169,149
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)(f)	1,495,000	1,709,742
Consolidated Utility Systems RB Series 2018	5.00%	10/01/36 (a)(f)	1,570,000	1,789,957
Energy System RB Series 2018	5.00%	10/01/34 (a)	2,000,000	2,255,820
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20	485,000	508,615
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18	850,000	859,443
				42,344,442
GEORGIA 1.3%
Columbia Cnty
GO Sales Tax Bonds Series 2015	5.00%	04/01/20	300,000	317,487
GO Sales Tax Bonds Series 2015	5.00%	04/01/21	400,000	434,744
GO Sales Tax Bonds Series 2015	5.00%	04/01/22	200,000	222,842
GO Sales Tax Bonds Series 2015	5.00%	04/01/23	200,000	227,956
Private Colleges & Universities Auth
RB (Emory Univ) Series 2016A	5.00%	10/01/46 (a)	6,000,000	6,916,200
				8,119,229
5

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
HAWAII 0.8%
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (a)	520,000	523,645
Honolulu
GO Bonds Series 2017A	5.00%	09/01/32 (a)	750,000	890,220
Univ of Hawaii
Univ RB Series 2017B	3.00%	10/01/27	1,000,000	1,028,730
Univ RB Series 2017B	3.00%	10/01/28 (a)	1,000,000	1,021,240
Univ RB Series 2017D	3.00%	10/01/27	500,000	514,365
Univ RB Series 2017D	3.00%	10/01/28 (a)	1,000,000	1,021,240
				4,999,440
IDAHO 1.0%
Ada & Canyon Cntys Jt SD #3
GO Bonds Series 2017B	5.00%	09/15/34 (a)(e)	1,055,000	1,234,529
Nampa SD #131
GO Refunding Bonds Series 2011B	3.50%	08/15/19 (c)(e)	1,535,000	1,567,588
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (c)(e)	1,835,000	1,953,357
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (c)(e)	745,000	804,995
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	378,291
General RB Series 2014	5.00%	04/01/24 (a)	200,000	220,352
General RB Series 2014	5.00%	04/01/26 (a)	300,000	329,142
				6,488,254
ILLINOIS 4.6%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	529,570
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,941,432
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,000,000	1,136,900
Chicago
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,984,203
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,100,000	1,243,682
OHare PFC Refunding RB Series 2010D	5.00%	01/01/19 (c)	750,000	763,785
OHare PFC Refunding RB Series 2012A	5.00%	01/01/31 (a)(c)	4,950,000	5,367,087
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,440,886
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,900,725
Illinois Finance Auth
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	787,458
RB (Riverside Health) Series 2016	4.00%	11/15/34 (a)	1,000,000	1,009,270
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	600,000	673,974
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,067,981
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,476,300
RB (Rush Univ Medical Center) Series 2015A	5.00%	11/15/20	250,000	267,638
Refunding RB (Silver Cross Hospital & Medical Centers) Series 2015C	5.00%	08/15/25	450,000	504,756
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	804,384
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	455,488
6

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,478,669
				29,834,188
INDIANA 0.9%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	125,000	133,717
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	347,792
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	420,987
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	760,025
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,840,000	1,999,123
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19	1,000,000	1,023,740
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19	945,000	965,998
				5,651,382
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (a)(b)	570,000	605,733
KANSAS 1.6%
Butler Cnty USD #385
GO Refunding Bonds Series 2017	4.00%	09/01/27	1,000,000	1,114,320
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/25	250,000	289,540
GO Bonds Series 2017	5.00%	09/01/26	250,000	292,425
GO Bonds Series 2017	5.00%	09/01/27	450,000	530,905
GO Bonds Series 2017	5.00%	09/01/36 (a)	880,000	1,004,309
GO Bonds Series 2017	5.00%	09/01/37 (a)	435,000	496,448
Finney Cnty USD #457
GO Refunding Bonds Series 2016A	5.00%	09/01/25	1,265,000	1,468,703
GO Refunding Bonds Series 2016A	5.00%	09/01/26	2,035,000	2,380,339
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	413,985
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	440,044
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	481,356
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	486,149
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	250,000	272,548
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/41 (a)	500,000	533,840
				10,204,911
KENTUCKY 0.7%
Kentucky
COP 2015	4.00%	06/15/24	400,000	431,996
COP 2015	5.00%	06/15/25	400,000	459,932
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18	750,000	754,372
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,282,842
7

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Kentucky Turnpike Auth
Economic Development Road RB Series 2017A	5.00%	07/01/26	1,160,000	1,366,202
				4,295,344
LOUISIANA 1.3%
Louisiana Public Facilities Auth
Refunding RB (Loyola Univ) Series 2017	0.00%	10/01/18 (d)	500,000	495,955
Refunding RB (Loyola Univ) Series 2017	0.00%	10/01/19 (d)	750,000	724,005
Refunding RB (Ochsner Clinic Fdn) Series 2015	4.00%	05/15/19	250,000	254,738
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	863,336
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/23	350,000	392,728
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	900,000	1,054,179
Refunding RB Series 2017	4.00%	08/01/20	1,315,000	1,371,676
Refunding RB Series 2017	4.00%	08/01/21	500,000	529,345
New Orleans
GO Refunding Bonds Series 2015	4.00%	12/01/18	700,000	707,434
GO Refunding Bonds Series 2015	4.00%	12/01/19	700,000	720,370
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	581,614
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	432,256
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	275,603
				8,403,239
MARYLAND 2.1%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	776,325
Water RB Series 2013A	5.00%	07/01/20	150,000	159,699
Water RB Series 2013A	5.00%	07/01/21	450,000	490,905
Frederick Cnty
GO Refunding Bonds Series 2017A	5.00%	02/01/28	2,600,000	3,174,574
GO Refunding Bonds Series 2017A	5.00%	02/01/30	1,500,000	1,863,420
GO Refunding Bonds Series 2017B	5.00%	08/01/28	500,000	614,030
GO Refunding Bonds Series 2017B	5.00%	08/01/30	325,000	405,467
Maryland Health & Higher Educational Facilities Auth
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,115,920
Prince Georges Cnty
GO Bonds Series 2017A	3.00%	09/15/27	1,500,000	1,555,440
GO Bonds Series 2017A	3.00%	09/15/28 (a)	3,405,000	3,496,730
				13,652,510
MASSACHUSETTS 1.7%
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	340,000	388,151
RB (Boston Medical Center) Series 2017F	5.00%	07/01/29 (a)	350,000	397,796
RB (Boston Medical Center) Series 2017F	5.00%	07/01/30 (a)	750,000	848,640
RB (Lahey Health System) Series 2015F	5.00%	08/15/27 (a)	500,000	576,160
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	1,100,000	1,263,669
RB (Partners Healthcare) Series 2017S	5.00%	07/01/32 (a)	1,200,000	1,415,940
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	335,000	342,980
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	556,680
RB (Woods Hole Oceanographic) Series 2018	5.00%	06/01/34 (a)	1,315,000	1,546,808
8

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	3,270,000	3,372,056
Massachusetts Turnpike Auth
RB Series 1993A	5.00%	01/01/20 (b)	230,000	237,038
				10,945,918
MICHIGAN 2.9%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	699,114
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,362,733
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,850,905
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,230,603
Livonia SD
ULT GO Bonds Series 2016 II	5.00%	05/01/31 (a)	2,675,000	3,051,105
Michigan Finance Auth
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/26 (a)	940,000	1,026,574
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/27 (a)	585,000	640,423
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/28 (a)	535,000	584,552
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/29 (a)	590,000	641,855
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/30 (a)	400,000	435,996
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	2,525,000	2,632,439
Michigan Trunk Line Fund
Refunding Bonds Series 2009	5.00%	11/01/22 (a)	1,685,000	1,760,825
Troy
LT GO Bonds Series 2013	5.00%	11/01/22 (a)	125,000	137,727
LT GO Bonds Series 2013	5.00%	11/01/23 (a)	150,000	165,169
LT GO Bonds Series 2013	5.00%	11/01/25 (a)	200,000	219,808
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	618,244
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	699,800
Western Townships Utilities Auth
LT GO Refunding Bonds Series 2012	4.00%	01/01/20	600,000	619,266
				18,377,138
MINNESOTA 1.4%
Hastings ISD #200
GO Bonds Series 2018A	0.00%	02/01/32 (a)(d)(e)	1,000,000	621,200
GO Bonds Series 2018A	0.00%	02/01/33 (a)(d)(e)	1,000,000	594,680
GO Bonds Series 2018A	0.00%	02/01/34 (a)(d)(e)	1,560,000	885,862
Mahtomedi ISD #832
GO Refunding Bonds Series 2014A	5.00%	02/01/21 (e)	550,000	593,983
GO Refunding Bonds Series 2014A	5.00%	02/01/22 (e)	400,000	442,416
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/18	300,000	301,347
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/19	500,000	510,580
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	622,278
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	420,088
Minnetonka ISD #276
GO Refunding Bonds Series 2013H	4.00%	02/01/22 (e)	860,000	921,309
9

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Shakopee ISD #720
GO Refunding Bonds Series 2012A	4.00%	02/01/19 (e)	640,000	650,010
GO Refunding Bonds Series 2012A	5.00%	02/01/21 (e)	1,000,000	1,079,430
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20 (b)	220,000	236,744
General RB Series 2011D	5.00%	12/01/21 (b)	425,000	468,852
General RB Series 2013A	4.00%	02/01/20	545,000	565,219
				8,913,998
MISSISSIPPI 1.3%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (a)	4,250,000	5,157,247
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (a)	750,000	826,448
Special Obligation Refunding Bonds (Jackson Public SD) Series 2015A	5.00%	04/01/21	2,000,000	2,152,520
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (a)	520,000	536,988
				8,673,203
MISSOURI 1.7%
Boone Cnty
Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18	400,000	401,252
Refunding RB (Boone Hospital Center) Series 2016	5.00%	08/01/19	500,000	515,680
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/21	200,000	209,850
Lease Participation Certificates Series 2014	5.00%	03/01/23	150,000	168,162
Lease Participation Certificates Series 2014	5.00%	03/01/24	200,000	227,154
Independence SD
Refunding Bonds 2017	5.50%	03/01/33 (a)(e)	1,000,000	1,221,920
Kansas City Sanitary Sewer
Sewer System Refunding RB Series 2018B	5.00%	01/01/30 (a)(f)	600,000	703,074
Sewer System Refunding RB Series 2018B	5.00%	01/01/32 (a)(f)	650,000	751,946
Sewer System Refunding RB Series 2018B	5.00%	01/01/34 (a)(f)	350,000	400,043
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,135,500
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,188,779
Health Facilities RB (St Lukes Health System) Series 2018A	5.00%	11/15/43 (a)	1,000,000	1,138,590
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (a)	500,000	555,370
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (a)	500,000	547,740
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	1,500,000	1,587,930
				10,752,990
MONTANA 0.6%
Lewis & Clark Cnty SD #1
GO Bonds Series 2017	4.00%	07/01/21	825,000	872,446
GO Bonds Series 2017	5.00%	07/01/22	920,000	1,022,525
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,750,000	1,859,392
				3,754,363
10

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEBRASKA 1.5%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28 (c)	5,800,000	5,876,676
Nebraska Investment Finance Auth
S/F Housing RB Series 2013C	2.50%	03/01/35 (a)	380,000	380,931
S/F Housing RB Series 2013E	3.00%	03/01/43 (a)	160,000	160,691
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	2,190,000	2,243,874
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19	250,000	254,770
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)	250,000	264,883
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)	275,000	290,936
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)	500,000	526,420
				9,999,181
NEVADA 1.7%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18	1,265,000	1,273,868
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/18	455,000	458,190
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/20	500,000	530,555
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	685,956
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	698,835
Clark Cnty
Airport System RB Sr Series 2010D	5.00%	07/01/18 (c)	1,770,000	1,774,850
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18 (c)	5,375,000	5,389,190
				10,811,444
NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	185,926
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38 (a)(b)	400,000	419,208
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	405,000	417,587
				1,022,721
NEW JERSEY 3.2%
Atlantic City
Tax Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	223,066
Tax Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	337,923
Tax Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	286,530
Cranbury Township
GO Refunding Bonds	4.00%	12/01/18	400,000	404,740
Dumont
GO Refunding Bonds Series 2016	3.00%	07/15/22	400,000	412,676
Refunding Bonds Series 2016	3.00%	07/15/20	365,000	372,818
Refunding Bonds Series 2016	3.00%	07/15/21	375,000	385,230
Refunding Bonds Series 2016	4.00%	07/15/23	330,000	359,410
Refunding Bonds Series 2016	4.00%	07/15/24	300,000	329,646
11

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/20	250,000	260,712
GO Refunding Bonds Series 2014	4.00%	06/15/21	985,000	1,042,642
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	681,647
GO Refunding Bonds Series 2014	4.00%	06/15/23	500,000	544,375
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/18	465,000	470,236
County Guaranteed Refunding RB Series 2012	4.00%	12/01/19	485,000	500,782
County Guaranteed Refunding RB Series 2012	4.00%	12/01/20	510,000	535,689
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	518,467
Refunding RB Series 2012	4.00%	12/01/21	355,000	378,334
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20	185,000	192,513
Refunding COP Series 2011	4.00%	06/15/21	205,000	216,439
Middlesex Cnty Improvement Auth
County Guaranteed Lease Refunding RB Series 2014A	4.00%	12/15/19	465,000	481,159
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/20	680,000	732,714
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/21	1,030,000	1,136,296
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/22	640,000	721,875
County Guaranteed Refunding RB Series 2011	4.00%	09/15/21	625,000	666,125
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18	85,000	86,526
Morris Cnty Improvement Auth
County Guaranteed Bonds Series 2012A	3.00%	02/01/19	705,000	711,380
County Guaranteed Bonds Series 2012A	3.00%	02/01/20	695,000	709,011
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19 (b)	2,250,000	2,339,077
New Jersey Housing & Mortgage Finance Agency
M/F Conduit RB (Aspen Riverpark Apts) Series 2016N	1.20%	10/01/19 (a)	1,765,000	1,764,312
New Jersey Turnpike Auth
Turnpike RB Series 2017E	5.00%	01/01/32 (a)	1,615,000	1,896,737
Passaic Cnty
GO Refunding Bonds Series 2012	4.00%	02/01/19	400,000	406,256
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	580,982
				20,686,325
NEW MEXICO 0.5%
Albuquerque Municipal SD #12
GO Bonds Series 2015	5.00%	08/01/23	1,855,000	2,114,700
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19	375,000	380,914
GO Refunding Bonds Series 2010	4.00%	02/01/20	105,000	108,843
Santa Fe
Gross Receipt Tax Revenue & Refunding RB Series 2012A	4.00%	06/01/18	660,000	660,000
				3,264,457
12

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW YORK 8.5%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	290,190
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (a)	300,000	341,697
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (a)	195,000	217,950
East Rockaway
GO Refunding Bonds Series 2016	2.00%	07/15/20	520,000	522,361
GO Refunding Bonds Series 2016	3.00%	07/15/22	300,000	311,907
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18	210,000	212,489
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	129,235
Metropolitan Transportation Auth
Refunding RB Series 2017D	5.00%	11/15/33 (a)	3,000,000	3,515,490
Monroe Cnty IDA
RB (Nazareth College) Series 2017A	5.00%	10/01/32 (a)	385,000	433,529
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18	220,000	223,417
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	539,850
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	599,179
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	481,712
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	1,000,000	1,129,850
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	280,820
New York City
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,200,000	1,342,416
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	2,670,000	2,960,362
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,120,000	1,269,072
GO Bonds Fiscal 2017 Series B1	5.00%	12/01/35 (a)	2,165,000	2,503,281
Go Bonds Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,403,820
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2017 Series B1	5.00%	08/01/34 (a)	5,000,000	5,769,550
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18	900,000	912,870
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (a)	200,000	212,182
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (a)(c)	5,535,000	5,918,077
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,700,000	3,104,244
New York State Dormitory Auth
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/21	485,000	524,203
RB (Cornell Univ) Series 1990B	5.00%	07/01/18	80,000	80,225
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,416,744
RB (New York Univ) Series 2018A	5.00%	07/01/33 (a)	1,000,000	1,195,830
RB (New York Univ) Series 2018A	4.00%	07/01/35 (a)	1,000,000	1,074,660
State Sales Tax RB Series 2018A	5.00%	03/15/37 (a)	5,000,000	5,888,400
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	524,890
General RB Series I	5.00%	01/01/21	1,000,000	1,075,960
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19	800,000	817,016
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19	2,500,000	2,575,625
New York State Urban Development Corp
State Personal Income Tax RB Series 2015A	5.00%	03/15/37 (a)	2,515,000	2,857,518
Niagara Frontier Transportation Auth
Buffalo Airport Refunding RB Series 2014B	5.00%	04/01/19	850,000	872,227
13

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Scarsdale UFSD
GO Refunding Bonds 2012	4.00%	02/01/19	260,000	264,186
				54,793,034
NORTH CAROLINA 2.9%
Durham Cnty
COP Series 2009A	4.00%	06/01/18	1,610,000	1,610,000
New Hanover Cnty
GO Bonds Series 2015	5.00%	02/01/24	3,090,000	3,576,366
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/24	500,000	564,700
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	569,750
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,983,920
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,123,790
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,605,000	1,798,884
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,435,000	1,605,134
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (a)	400,000	409,092
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21 (c)	5,000,000	5,464,850
				18,706,486
NORTH DAKOTA 0.2%
Grand Forks
Sales Tax Refunding RB Series 2015D	5.00%	12/15/19	620,000	650,200
Sales Tax Refunding RB Series 2015D	5.00%	12/15/20	395,000	425,214
				1,075,414
OHIO 2.5%
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	1,000,000	1,151,020
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,259,983
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (a)	1,955,000	2,011,754
Columbus
ULT GO Bonds Series 2011A	5.00%	07/01/18	2,000,000	2,005,340
Franklin Cnty
Sales Tax RB Series 2018	5.00%	06/01/37 (a)(f)	2,250,000	2,678,715
Sales Tax RB Series 2018	5.00%	06/01/38 (a)(f)	2,000,000	2,379,160
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	558,830
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	566,685
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (a)	1,000,000	1,127,740
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18	1,100,000	1,100,000
General Receipts Bonds Series 2011B	5.00%	06/01/30 (a)(b)	805,000	876,259
Westerville
LT GO Bonds Series 2010	4.00%	12/01/18	365,000	369,325
				16,084,811
14

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
OKLAHOMA 1.2%
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/25	1,190,000	1,387,361
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/26 (a)	1,070,000	1,230,714
Lease RB Series 2014A	4.00%	06/01/27 (a)	1,235,000	1,320,450
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/20	1,225,000	1,306,524
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/21	1,000,000	1,092,030
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,134,690
				7,471,769
OREGON 5.4%
Clackamas CCD
GO Bonds Series 2017B	5.00%	06/15/35 (a)	500,000	585,490
David Douglas SD #40
GO Refunding Bonds Series 2015	4.00%	12/01/19 (e)	600,000	620,328
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,625,000	1,749,524
Campus Refunding & RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (a)	3,985,000	4,188,076
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	90,000	99,173
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	500,000	562,065
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	350,000	397,981
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	395,000	453,239
Kalamath Falls Intercommunity Hospital Auth
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/27 (a)	150,000	174,012
North Marion SD #15
GO Bonds Series 2018A	0.00%	06/15/38 (a)(d)(e)	1,000,000	444,010
GO Bonds Series 2018A	0.00%	06/15/40 (a)(d)(e)	1,000,000	404,610
GO Bonds Series 2018A	0.00%	06/15/41 (a)(d)(e)	1,565,000	603,933
GO Bonds Series 2018A	0.00%	06/15/42 (a)(d)(e)	1,270,000	467,792
GO Bonds Series 2018B	5.00%	06/15/32 (a)(e)	350,000	416,930
GO Bonds Series 2018B	5.00%	06/15/33 (a)(e)	250,000	296,605
GO Bonds Series 2018B	5.00%	06/15/34 (a)(e)	750,000	886,222
Oregon Facilities Auth
RB (Legacy Health) Series 2016A	5.00%	06/01/32 (a)	1,000,000	1,145,770
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,180,940
Refunding RB (Samaritan Health Services) Series 2016A	5.00%	10/01/32 (a)	1,250,000	1,410,325
Oregon Health Sciences Univ
RB Series 2017A	5.00%	07/01/34 (a)	1,500,000	1,749,720
RB Series 2017A	4.00%	07/01/46 (a)	1,760,000	1,827,883
Phoenix-Talent SD #4
GO Bonds Series 2018	0.00%	06/15/32 (a)(d)(e)	1,000,000	588,550
GO Bonds Series 2018A	0.00%	06/15/35 (a)(d)(e)	1,000,000	513,450
GO Bonds Series 2018A	0.00%	06/15/37 (a)(d)(e)	1,195,000	559,439
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/29 (a)	340,000	375,119
LT GO Bonds Series 2016	5.00%	12/01/30 (a)	330,000	363,115
LT GO Bonds Series 2016	5.00%	12/01/31 (a)	375,000	412,084
LT GO Bonds Series 2016	5.00%	12/01/36 (a)	1,155,000	1,266,400
15

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Seaside
Transient Lodgings Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,173,069
Sherwood SD #88J
GO Bonds Series 2018A	0.00%	06/15/36 (a)(d)(e)	4,645,000	2,321,757
GO Bonds Series 2018A	0.00%	06/15/37 (a)(d)(e)	3,195,000	1,515,964
GO Bonds Series 2018A	0.00%	06/15/38 (a)(d)(e)	2,350,000	1,059,897
St. Helens SD #502
GO Bonds Series 2017	5.00%	06/15/33 (a)(e)	1,340,000	1,585,515
Umpqua CCD
GO Bonds Series 2014A	4.00%	06/01/24 (a)	1,290,000	1,316,613
				34,715,600
PENNSYLVANIA 2.0%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20	1,455,000	1,506,056
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28	2,835,000	3,072,913
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	1,070,000	1,176,786
RB (Cabrini Univ) Series 2017	5.00%	07/01/25	1,125,000	1,246,264
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	735,000	820,069
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	1,505,000	1,655,831
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/18	2,000,000	2,002,260
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,137,303
				12,617,482
RHODE ISLAND 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	1,100,000	1,128,589
SOUTH CAROLINA 1.3%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22	95,000	105,331
Refunding RB Series 2010B	5.00%	03/01/23	445,000	504,229
Greenwood Cnty
Hospital Facilities Refunding RB (Self Regional Healthcare) Series 2017	4.00%	10/01/36 (a)	2,455,000	2,514,485
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/21	1,000,000	1,086,230
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	883,760
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)	2,360,000	2,357,829
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,146,560
				8,598,424
SOUTH DAKOTA 0.5%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	300,000	302,391
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	500,000	505,995
16

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	167,294
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	02/01/23	150,000	169,204
LT Capital Outlay Refunding Certificates Series 2017C	3.00%	08/01/28 (a)	1,570,000	1,582,513
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2015	5.00%	11/01/27 (a)	250,000	287,282
				3,014,679
TENNESSEE 0.7%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	499,347
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	671,574
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,061,587
Memphis
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,120,660
				4,353,168
TEXAS 9.8%
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(c)(e)	3,650,000	3,845,530
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (e)	320,000	370,227
ULT GO Refunding Bonds Series 2015	5.00%	08/15/25 (e)	250,000	292,903
Bryan
Electric System Refunding RB Series 2017	5.00%	07/01/29 (a)	395,000	463,517
Castleberry ISD
ULT GO Refunding Bonds Series 2018	5.00%	02/15/26 (e)	1,710,000	2,011,507
ULT GO Refunding Bonds Series 2018	5.00%	02/15/27 (e)	1,000,000	1,191,710
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (a)(b)	780,000	810,451
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,249,787
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)	1,520,000	1,707,310
Clifton Higher Education Finance Corp
Education Refunding RB (Idea Public Schools) Series 2017	5.00%	08/15/27 (e)	1,000,000	1,188,860
Collin Cnty
LT GO & Refunding Bonds Series 2009A	4.00%	02/15/19 (c)	695,000	706,607
Corpus Cristi ISD
ULT School Building GO Series 2017A	2.00%	08/15/47 (a)(e)	1,000,000	1,001,400
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,523,422
Airport RB Series 2014C	5.00%	11/01/22	250,000	279,698
Airport Refunding RB Series 2012B	5.00%	11/01/22 (a)	1,245,000	1,336,943
Deer Park ISD
ULT GO Bonds Series 2018	5.00%	08/15/32 (a)(e)	550,000	641,564
ULT GO Bonds Series 2018	5.00%	08/15/33 (a)(e)	730,000	848,618
ULT GO Bonds Series 2018	5.00%	08/15/34 (a)(e)	600,000	695,112
ULT GO Bonds Series 2018	5.00%	08/15/35 (a)(e)	1,000,000	1,154,560
Denver City ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/19 (a)(e)	1,775,000	1,772,355
El Paso ISD
ULT Refunding Bonds Series 2018	5.00%	08/15/27 (e)(f)	400,000	479,516
17

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(e)	930,000	1,009,645
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(e)	400,000	461,212
Fort Bend Cnty
ULT GO Road & Refunding Bonds Series 2018	5.00%	03/01/31 (a)	500,000	588,140
ULT GO Road & Refunding Bonds Series 2018	5.00%	03/01/32 (a)	700,000	820,428
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(e)	1,525,000	1,526,601
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (e)	1,505,000	1,727,695
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (e)	205,000	229,504
Houston ISD
LT Refunding Bonds Series 2012	2.40%	06/01/30 (a)(e)(f)	2,000,000	2,020,220
Lewisville ISD
ULT GO Bonds Series 2014A	2.00%	08/15/19 (e)	250,000	251,180
ULT GO Bonds Series 2014A	4.00%	08/15/20 (e)	745,000	779,642
ULT GO Bonds Series 2014A	4.00%	08/15/22 (e)	950,000	1,024,518
ULT GO Bonds Series 2014A	4.00%	08/15/23 (e)	950,000	1,037,428
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,860,950
Mansfield ISD
ULT GO Bonds Series 2012	2.50%	08/01/42 (a)(e)	2,500,000	2,528,075
Midland ISD
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (e)	860,000	891,906
ULT GO Refunding Bonds Series 2012	4.00%	02/15/20 (e)	150,000	155,565
New Hope Cultural Educational Facilities Corp
Hospital RB (Childrens Health System of Texas) Series 2017A	5.00%	08/15/30 (a)	1,000,000	1,173,710
Hospital RB (Childrens Health System of Texas) Series 2017A	4.00%	08/15/34 (a)	1,500,000	1,572,930
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21 (b)	500,000	546,675
Northwest ISD
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/19 (d)(e)	660,000	652,555
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,887,336
Pharr-San Juan-Alamo ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/01/24 (e)	600,000	687,876
ULT GO Refunding Bonds Series 2015	5.00%	02/01/25 (e)	1,000,000	1,162,420
Plano
GO Refunding Bond Series 2011	5.00%	09/01/21	650,000	711,964
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (e)	185,000	194,942
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)(e)	90,000	96,134
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(e)	360,000	384,458
San Antonio
Jr Lien RB Series 2015B	2.00%	02/01/33 (a)	3,000,000	2,983,950
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(e)	445,000	522,653
Sherman ISD
ULT GO Series 2018B	3.00%	08/01/48 (a)(e)	2,175,000	2,215,129
18

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Sienna Plantation Levee Improvement District
ULT GO Refunding Bonds Series 2014	4.00%	09/01/24 (a)	500,000	531,650
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19 (e)	195,000	199,602
ULT GO Bonds Series 2011	3.00%	02/15/20 (e)	110,000	112,251
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(e)	120,000	129,667
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23 (a)(e)	400,000	409,384
Taylor ISD
ULT Refunding GO Bonds Series 2016	5.00%	02/15/23 (e)	710,000	800,944
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (a)	285,000	296,859
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (e)	150,000	161,919
Trinity River Auth
Regional Wastewater System Revenue & Refunding Bonds Series 2017	3.00%	08/01/26	2,935,000	3,047,029
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21	1,000,000	1,080,560
				63,046,903
UTAH 0.9%
Granite SD
GO Refunding Bonds Series 2017B	5.00%	06/01/21 (e)	1,000,000	1,089,740
GO Refunding Bonds Series 2017B	5.00%	06/01/22 (e)	800,000	892,936
GO Refunding Bonds Series 2017B	5.00%	06/01/23 (e)	800,000	912,656
Salt Lake Cnty
Refunding RB (Westminster College) Series 2015	5.00%	10/01/18	650,000	656,559
Utah Charter School Financing Auth
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/40 (a)	1,250,000	1,277,837
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/45 (a)	1,055,000	1,072,070
				5,901,798
VERMONT 1.2%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (a)	1,330,000	1,373,012
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	1,295,000	1,364,011
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)(f)	5,000,000	5,294,500
				8,031,523
VIRGINIA 0.7%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19 (c)	455,000	461,302
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18 (c)(e)	825,000	834,166
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (a)	220,000	243,241
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (e)	1,400,000	1,484,854
19

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Virginia Small Business Financing Auth
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/20	240,000	255,876
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/22	865,000	959,847
				4,239,286
WASHINGTON 3.2%
Energy Northwest
Electric Refunding RB Series 2009A	5.25%	07/01/18 (b)	1,000,000	1,002,820
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,845,000	2,068,153
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	797,695
La Center SD #101
ULT GO Bonds 2018	5.00%	12/01/29 (a)(e)(f)	810,000	967,885
ULT GO Bonds 2018	5.00%	12/01/31 (a)(e)(f)	1,000,000	1,189,160
ULT GO Bonds 2018	5.00%	12/01/32 (a)(e)(f)	1,000,000	1,186,300
ULT GO Bonds Series 2018	5.00%	12/01/30 (a)(e)(f)	1,000,000	1,191,080
Mason Cnty Public Hospital District No.1
Hospital RB series 2018	5.00%	12/01/48 (a)	2,000,000	2,223,420
Naches Valley SD #JT3
ULT GO Bonds 2014	5.00%	12/01/22 (e)	650,000	727,136
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (e)	65,000	66,945
ULT GO Bonds 2013	5.00%	12/01/23 (e)	390,000	447,283
Snohomish Cnty SD #4 Lake Stevens
ULT GO Bonds Series 2017	5.00%	12/01/30 (a)(e)	500,000	591,705
ULT GO Bonds Series 2017	5.00%	12/01/31 (a)(e)	500,000	589,955
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/42 (a)	2,750,000	3,008,803
Washougal SD #112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/18 (e)	2,390,000	2,429,148
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	776,678
ULT GO Bonds 2013	5.00%	12/01/20	720,000	768,074
ULT GO Bonds 2013	5.00%	12/01/22	460,000	508,571
				20,540,811
WISCONSIN 1.1%
Wisconsin
COP Series 2014B	5.00%	09/01/20	605,000	647,743
COP Series 2014B	5.00%	09/01/21 (a)	200,000	216,648
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18 (b)	75,000	75,403
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/29 (a)	1,290,000	1,445,922
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)	1,000,000	1,115,840
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)	1,025,000	1,140,323
RB (Thedacare) Series 2015	5.00%	12/15/21	250,000	272,850
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,161,925
20

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,154,210
				7,230,864
Total Fixed-Rate Obligations
(Cost $590,074,851)				600,907,329

Variable-Rate Obligations 9.8% of net assets
ALASKA 0.1%
Valdez
Refunding RB (Exxon Pipeline) Series 1993A	0.88%	12/01/33 (a)(g)	550,000	550,000
Terminal Revenue Refunding Bonds (Exxon) Series 1993C	0.88%	12/01/33 (a)(g)	350,000	350,000
				900,000
ARIZONA 0.5%
Arizona Health Facilities Auth
Refunding RB (Phoenix Children’s Hospital) Series 2013A-3
(SIFMA Municipal Swap Index + 1.85%)	2.91%	02/01/48 (a)	3,000,000	3,146,070
CALIFORNIA 2.1%
California
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	1.44%	12/01/27 (a)	6,000,000	6,017,700
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	1.43%	12/01/35 (a)	5,000,000	5,045,300
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004L	0.98%	04/01/38 (a)(g)	2,130,000	2,130,000
				13,193,000
GEORGIA 0.8%
Main St Natural Gas Inc
Gas Supply RB Series 2018E
(SIFMA Municipal Swap Index + 0.57%)	1.63%	08/01/48 (a)	5,000,000	5,002,450
ILLINOIS 0.1%
Illinois Finance Auth
RB (Northwestern Memorial Hospital) Series 2007A3	0.89%	08/15/42 (a)(e)(g)	700,000	700,000
LOUISIANA 0.2%
East Baton Rouge Parish
Pollution Control Refunding RB (ExxonMobil) Series 1989	0.92%	11/01/19 (a)(g)	1,400,000	1,400,000
MASSACHUSETTS 0.7%
Massachusetts Bay Transportation Auth
Transportation System Bonds Series 2000A1	1.06%	03/01/30 (a)(e)(g)	1,900,000	1,900,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sub RB Series 2010A2	1.10%	01/01/37 (a)(e)(g)	2,600,000	2,600,000
				4,500,000
21

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MICHIGAN 1.0%
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-1	4.00%	11/15/47 (a)(h)	2,000,000	2,157,500
Univ of Michigan
General RB Series 2012E
(SIFMA Municipal Swap Index + 0.27%)	2.02%	04/01/33 (a)	3,990,000	3,991,197
				6,148,697
MISSISSIPPI 0.3%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007B	0.85%	12/01/30 (a)(g)	500,000	500,000
IDRB (Chevron) Series 2007E	0.85%	12/01/30 (a)(g)	1,300,000	1,300,000
				1,800,000
NEW YORK 1.6%
Metropolitan Transportation Auth
Transportation RB Series 2012G2	1.01%	11/01/32 (a)(e)(g)	1,400,000	1,400,000
New York City
GO Bonds Fiscal 2017 Series A6	0.96%	08/01/44 (a)(e)(g)	2,200,000	2,200,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2006 Series AA1B	0.88%	06/15/32 (a)(e)(g)	3,400,000	3,400,000
Water & Sewer System RB Fiscal 2011 Series DD1	0.85%	06/15/43 (a)(e)(g)	1,600,000	1,600,000
New York State HFA
Housing RB (625 W 57th St) Series 2015A1	1.08%	05/01/49 (a)(e)(g)	800,000	800,000
Triborough Bridge & Tunnel Auth
General Refunding RB Series 2002F	0.95%	11/01/32 (a)(e)(g)	1,000,000	1,000,000
				10,400,000
OREGON 1.2%
Beaverton SD #48J
GO Bonds Series 2017D	0.00%	06/15/35 (a)(e)(h)	2,500,000	2,891,300
GO Bonds Series 2017D	0.00%	06/15/36 (a)(e)(h)	2,500,000	2,882,750
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(e)(h)	340,000	302,957
GO Bonds Series 2017	0.00%	06/15/30 (a)(e)(h)	300,000	266,628
GO Bonds Series 2017	0.00%	06/15/31 (a)(e)(h)	300,000	265,716
GO Bonds Series 2017	0.00%	06/15/32 (a)(e)(h)	350,000	308,941
GO Bonds Series 2017	0.00%	06/15/33 (a)(e)(h)	520,000	457,038
GO Bonds Series 2017	0.00%	06/15/34 (a)(e)(h)	350,000	306,310
GO Bonds Series 2017	0.00%	06/15/35 (a)(e)(h)	410,000	357,594
				8,039,234
PENNSYLVANIA 0.2%
Geisinger Auth
Health System RB (Geisinger Health) 2005A	0.84%	05/15/35 (a)(e)(g)	1,315,000	1,315,000
TEXAS 0.8%
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	0.92%	12/01/41 (a)(g)	4,300,000	4,300,000
22

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lower Neches Valley Auth Industrial Development Corp
RB (ExxonMobil) Series 2010	0.92%	11/01/38 (a)(g)	670,000	670,000
Univ of Texas
Revenue Financing RB Series 2008B	0.98%	08/01/39 (a)(g)	500,000	500,000
				5,470,000
WYOMING 0.2%
Uinta Cnty
Refunding RB (Chevron USA) Series 1993	0.89%	08/15/20 (a)(g)	1,000,000	1,000,000
Total Variable-Rate Obligations
(Cost $62,641,736)				63,014,451
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(d)	Zero coupon bond.
(e)	Credit-enhanced or liquidity-enhanced.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
(h)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HFA –	Housing finance agency/authority
HSD –	High school district
IDA –	Industrial development agency/authority
IDRB –	Industrial development revenue bond
ISD –	Independent school district
LT –	Limited tax
M/F –	Multi-family
PFC –	Passenger facility charge
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association
UFSD –	Union free school district
ULT –	Unlimited tax
USD –	Unified school district
VRDN –	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$600,907,329	$—	$600,907,329
Variable-Rate Obligations[1]	—	63,014,451	—	63,014,451
Total	$—	$663,921,780	$—	$663,921,780
[1]	As categorized in Portfolio Holdings.
23

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
24

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 95.8% of net assets
CALIFORNIA 95.8%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)(b)	2,205,000	2,283,763
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	566,628
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25 (c)	165,000	192,477
Lease RB Series 2013A	5.25%	12/01/26 (c)	225,000	261,835
Alameda Cnty Transportation Commission
Sales Tax RB Series 2014	5.00%	03/01/21	500,000	544,850
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (c)	2,160,000	2,470,457
American Canyon Finance Auth
Refunding RB Series 2015	3.00%	09/02/18	415,000	416,411
Refunding RB Series 2015	3.00%	09/02/19	530,000	538,045
Refunding RB Series 2015	4.00%	09/02/20	445,000	465,630
Refunding RB Series 2015	5.00%	09/02/22	595,000	670,375
Refunding RB Series 2015	5.00%	09/02/23	625,000	718,231
Refunding RB Series 2015	5.00%	09/02/25	690,000	811,626
Anaheim Housing & Public Improvement Auth
Water System RB Series 2016A	5.00%	10/01/41 (c)	1,000,000	1,088,270
Water System RB Series 2016A	5.00%	10/01/46 (c)	2,150,000	2,334,728
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	114,822
Lease RB Series 2014A	5.00%	05/01/22	375,000	420,690
Lease RB Series 2014A	5.00%	05/01/23	500,000	574,075
Lease RB Series 2014A	5.00%	05/01/25 (c)	950,000	1,104,033
Antelope Valley CCD
GO Bonds Series A	5.25%	08/01/42 (c)	750,000	890,385
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (c)	900,000	1,041,012
Bay Area Toll Auth
Toll Bridge RB Series 2014E	2.00%	04/01/34 (c)	500,000	501,240
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (d)	655,000	530,537
GO Bonds Series 2017	0.00%	08/01/34 (c)(d)	8,060,000	4,381,900
25

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California
GO Bonds	5.00%	09/01/18	3,000,000	3,026,460
GO Bonds	5.50%	04/01/19	950,000	981,578
GO Bonds	5.00%	11/01/19	2,425,000	2,542,103
GO Bonds	5.00%	09/01/20	2,560,000	2,752,026
GO Bonds	5.00%	11/01/24 (c)	750,000	805,755
GO Bonds	5.00%	11/01/24	3,000,000	3,534,780
GO Bonds	5.00%	09/01/25 (c)	2,315,000	2,670,121
GO Bonds	5.00%	11/01/25 (b)(c)	255,000	274,018
GO Bonds	5.00%	11/01/30 (c)	5,000,000	6,060,750
GO Bonds	3.00%	12/01/32 (c)	3,200,000	3,239,776
GO Bonds	6.50%	04/01/33 (c)(e)	770,000	801,886
GO Bonds	6.50%	04/01/33 (c)	655,000	681,069
GO Bonds	6.00%	11/01/35 (b)(c)	4,190,000	4,445,632
GO Bonds	5.00%	09/01/36 (c)	2,435,000	2,698,126
GO Bonds	5.00%	09/01/42 (c)	2,000,000	2,211,860
GO Bonds Series CQ	4.00%	12/01/47 (c)	5,000,000	5,293,200
GO Refunding Bonds	5.00%	09/01/21	910,000	1,004,303
GO Refunding Bonds	5.25%	10/01/32 (b)(c)	1,960,000	2,165,212
GO Refunding Bonds Series 2017	5.00%	08/01/32 (c)	2,000,000	2,366,880
California Dept of Water Resources
Power Supply RB Series 2010M	4.00%	05/01/19	750,000	767,392
California Educational Facilities Auth
RB (Santa Clara Univ) Series 2017B	5.00%	04/01/32 (c)	675,000	806,105
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24 (b)	2,000,000	2,398,800
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18 (b)	680,000	687,711
California Health Facilities Financing Auth
Insured RB (Casa Milagro) Series 2011A	5.25%	02/01/20 (a)(b)	145,000	153,501
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (a)	175,000	201,583
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18 (a)(b)(e)	125,000	127,228
RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/21 (a)	195,000	214,198
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	771,960
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43 (c)	2,000,000	2,082,760
RB (Sutter Health) Series 2018A	5.00%	11/15/33 (c)	1,000,000	1,183,320
RB (Sutter Health) Series 2018A	5.00%	11/15/34 (c)	1,500,000	1,768,155
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/20 (a)	175,000	188,913
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (a)	375,000	425,291
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/23 (a)	100,000	115,972
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(c)	200,000	234,472
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(c)	800,000	913,656
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (c)	200,000	224,548
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/23	785,000	911,691
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (c)	1,635,000	1,882,506
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20 (e)	245,000	261,150
RB (Univ of Southern California) Series 2010	5.00%	12/01/19	470,000	493,890
RB (Univ of Southern California) Series 2010	3.25%	12/01/21 (c)	750,000	777,870
RB (Univ of Southern California) Series 2010	5.00%	12/01/23 (c)	670,000	722,863
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (c)	950,000	1,058,214
Refunding RB (Segerstrom Center for the Arts) Series 2017	5.00%	01/01/28	2,000,000	2,408,260
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (c)	250,000	290,848
26

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (c)	330,000	382,925
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (c)	350,000	404,821
California Municipal Finance Auth
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (c)	1,000,000	1,179,030
RB (Univ of the Pacific) Series 2016	5.00%	11/01/41 (c)	600,000	637,728
RB (Univ of the Pacific) Series 2016	5.00%	11/01/48 (c)	1,000,000	1,062,160
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	305,000	355,295
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/27	860,000	1,019,728
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/28 (c)	520,000	613,298
Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (a)	360,000	432,252
Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (a)	350,000	425,390
Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(c)	1,040,000	1,209,229
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (c)	1,450,000	1,660,264
Refunding RB (Eisenhower Medicial Center) Series 2017B	5.00%	07/01/27	600,000	697,290
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(c)	250,000	298,793
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(c)	575,000	678,966
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(c)	250,000	294,093
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(c)	250,000	292,988
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/20	250,000	263,898
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	440,939
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (c)	425,000	471,185
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (c)	1,000,000	1,080,780
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (c)(e)	1,000,000	1,120,570
Lease RB Series 2011C	5.75%	10/01/31 (c)	1,000,000	1,115,920
Lease RB Series 2011D	5.00%	12/01/22 (c)	1,000,000	1,106,750
Lease RB Series 2012A	5.00%	04/01/23 (c)	1,850,000	2,071,463
Lease RB Series 2013I	5.00%	11/01/20	1,335,000	1,439,490
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,172,190
Lease Refunding RB Series 2012C	5.00%	06/01/18	1,500,000	1,500,000
Lease Refunding RB Series 2017H	5.00%	04/01/32 (c)	1,000,000	1,179,500
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/21	280,000	294,902
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	319,485
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	214,706
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	187,018
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (c)	590,000	660,723
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	5.00%	11/01/18	350,000	354,715
RB (Cottage Health) Series 2015	4.00%	11/01/18	100,000	100,942
RB (Cottage Health) Series 2015	4.00%	11/01/19	200,000	206,090
RB (Cottage Health) Series 2015	5.00%	11/01/20	100,000	107,262
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (c)	800,000	907,608
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (c)	700,000	788,690
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (e)	870,000	872,149
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (c)(e)	875,000	957,171
RB (The Redwoods) Series 2013	4.00%	11/15/19 (a)	150,000	155,172
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	131,585
RB (Viamonte Sr Living 1 Project) Series 2018A	5.00%	07/01/29 (a)(c)	300,000	361,680
RB (Viamonte Sr Living 1 Project) Series 2018A	5.00%	07/01/30 (a)(c)	235,000	282,165
27

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (Viamonte Sr Living 1 Project) Series 2018A	5.00%	07/01/32 (a)(c)	400,000	477,168
RB (Viamonte Sr Living 1 Project) Series 2018A	4.00%	07/01/35 (a)(c)	275,000	289,451
RB (Viamonte Sr Living 1 Project) Series 2018A	4.00%	07/01/36 (a)(c)	425,000	445,851
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/29 (c)	555,000	636,341
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (c)	1,250,000	1,419,912
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	328,791
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (c)	440,000	487,032
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	599,137
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	444,904
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (c)(e)	1,300,000	1,569,204
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	465,000	521,967
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (c)	1,060,000	1,249,178
Colton Joint USD
GO Refunding Bonds Series 2016	5.00%	02/01/31 (c)	500,000	581,320
GO Refunding Bonds Series 2016	5.00%	02/01/32 (c)	635,000	734,936
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (c)	3,195,000	3,658,051
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (c)	250,000	302,615
GO Refunding Bonds Series 2016F	5.50%	06/01/29 (c)	500,000	604,025
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (c)	500,000	602,825
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (c)	750,000	903,637
Contra Costa CCD
GO Bonds Series 2014A	4.00%	08/01/26 (c)	125,000	137,890
GO Refunding Bonds Series 2011	5.00%	08/01/22 (c)	975,000	1,070,979
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (c)	1,130,000	1,258,956
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014A	5.00%	08/01/26 (c)	380,000	436,236
GO Refunding Bonds Series 2014B	5.00%	08/01/22	245,000	274,807
GO Refunding Bonds Series 2014B	5.00%	08/01/23	1,645,000	1,883,953
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23 (c)	190,000	208,827
GO Refunding Bonds Series 2011A	5.00%	08/01/24 (c)	285,000	313,149
Discovery Bay Public Financing Auth
Enterprise RB (Water & Wastewater) Series 2017	5.00%	12/01/25	225,000	269,496
Enterprise RB (Water & Wastewater) Series 2017	5.00%	12/01/26	240,000	290,964
Enterprise RB (Water & Wastewater) Series 2017	5.00%	12/01/27	250,000	307,503
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (c)	475,000	551,731
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22 (d)	505,000	463,171
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/21	450,000	492,008
Special Tax RB Series 2015	5.00%	09/01/22	450,000	502,875
Special Tax RB Series 2015	5.00%	09/01/23	775,000	883,500
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (c)(d)	1,000,000	300,570
GO Refunding Bonds Series 2014	4.00%	08/01/21	125,000	133,563
28

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Refunding Bonds Series 2014	5.00%	08/01/22	800,000	900,056
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,035,018
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	995,537
Lease Refunding RB Series 2017A	5.00%	04/01/28 (c)	1,415,000	1,668,992
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (c)(d)	1,120,000	622,944
GO Bonds Series 2016A	0.00%	08/01/34 (c)(d)	1,900,000	1,002,193
GO Bonds Series 2016A	0.00%	08/01/35 (c)(d)	1,280,000	640,218
GO Bonds Series 2016A	0.00%	08/01/36 (c)(d)	2,075,000	986,662
GO Bonds Series 2016A	0.00%	08/01/37 (c)(d)	1,580,000	713,797
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,377,200
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,995,042
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/21	240,000	264,422
Refunding COP Series 2014A	5.00%	12/01/22	375,000	421,725
Refunding COP Series 2014A	5.00%	12/01/24 (c)	1,000,000	1,142,980
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/24	860,000	942,878
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	872,452
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/26	740,000	820,179
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (c)	730,000	852,027
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	471,160
Refunding Bonds Series 2017	5.00%	04/01/26	265,000	315,127
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	210,679
Refunding Bonds Series 2017	5.00%	04/01/28 (c)	230,000	275,478
Refunding Bonds Series 2017	5.00%	04/01/29 (c)	275,000	328,171
Refunding Bonds Series 2017	5.00%	04/01/32 (c)	1,100,000	1,301,234
Refunding Bonds Series 2017	5.00%	04/01/34 (c)	1,215,000	1,425,790
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,195,258
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (c)(e)	1,000,000	1,075,340
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	754,527
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/24	785,000	917,822
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/26	645,000	775,445
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/28 (c)	730,000	879,862
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/32 (c)	2,790,000	3,309,972
Healdsburg School Facilities Financing Auth
GO RB Series 2014	5.00%	07/15/22	100,000	112,802
GO RB Series 2014	5.00%	07/15/24	150,000	176,244
Healdsburg USD
GO Bonds Series 2012C	0.00%	08/01/28 (c)(d)	275,000	199,559
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/18 (e)	425,000	431,150
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (c)	2,430,000	2,884,167
29

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,230,090
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (c)	1,250,000	1,448,600
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	591,150
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	597,940
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (c)	1,085,000	1,247,273
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	493,805
Special Tax RB Series 2014A	5.00%	09/01/20	550,000	587,856
Kern Cnty
Refunding COP Series 2011A	5.00%	11/01/18	1,235,000	1,252,253
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,453,853
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/29 (c)	1,000,000	1,178,360
Refunding RB Series 2016A	5.00%	05/01/30 (c)	1,500,000	1,761,660
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,521,391
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (c)	820,000	963,147
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/19	450,000	464,337
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,101,240
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20 (b)	4,700,000	5,000,565
Wastewater System Sub RB Series 2017A	5.00%	06/01/34 (c)	1,500,000	1,804,320
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18	150,000	150,000
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	478,364
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (c)(e)	1,545,000	1,625,417
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	4.00%	09/01/18	830,000	835,412
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,615,778
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (c)	3,880,000	4,550,968
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	837,802
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,140,000
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (c)	30,000	31,912
Los Angeles Dept of Water & Power
Power System RB Series 2011A	5.00%	07/01/18	3,380,000	3,389,565
Power System RB Series 2012A	5.00%	07/01/29 (c)	215,000	240,475
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (c)	1,450,000	1,670,864
Refunding RB Series 2011B	5.00%	08/01/24 (c)	1,000,000	1,094,570
Refunding RB Series 2015A	5.00%	08/01/26 (c)	850,000	1,007,428
30

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/30 (c)	650,000	741,793
Lease RB Series 2014A	5.00%	05/01/31 (c)	1,100,000	1,252,746
Lease RB Series 2014A	5.00%	05/01/32 (c)	2,635,000	2,994,677
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20	2,065,000	2,218,677
Los Gatos
COP 2010	5.00%	08/01/21 (c)	500,000	523,855
Lynwood USD
GO Bonds Series 2012D1	0.00%	08/01/41 (c)(d)	2,175,000	863,236
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (c)	2,205,000	2,539,609
Malibu
COP Series 2009A	4.00%	07/01/18 (e)	75,000	75,158
COP Series 2009A	5.00%	07/01/20 (c)(e)	75,000	77,837
Modesto Irrigation District
Electric System Refunding RB Series 2012A	5.00%	07/01/19	200,000	207,566
Moraga
COP 2013	4.00%	04/01/25 (c)	145,000	158,272
COP 2013	5.00%	04/01/26 (c)	310,000	350,278
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18	1,100,000	1,115,367
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	912,036
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	435,821
RB Series 2011A	5.00%	08/01/20	200,000	213,352
RB Series 2011A	5.00%	08/01/21	550,000	600,770
RB Series 2011A	5.75%	08/01/40 (c)	700,000	774,494
Mt. Diablo USD Community Facilities District #1
Special Tax Refunding Bonds Series 2016	5.00%	08/01/23	380,000	438,421
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	2,100,000	2,308,089
Norco Successor Community RDA
Refunding Bonds Series 2017A	4.00%	03/01/23	750,000	823,935
Refunding Bonds Series 2017A	4.00%	03/01/25	720,000	799,819
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (c)	1,000,000	1,127,500
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (c)	620,000	715,189
Sewer Refunding RB Series 2014A	5.00%	06/15/27 (c)	390,000	449,924
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	4.00%	09/01/18	500,000	503,260
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,172,305
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	2,031,214
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	563,175
GO Bonds Series 2015A	5.00%	08/01/23	700,000	806,498
GO Bonds Series 2015A	5.00%	08/01/24	600,000	703,410
GO Bonds Series 2015A	5.00%	08/01/25	150,000	178,877
GO Bonds Series 2016A	4.00%	08/01/36 (c)	1,000,000	1,056,270
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (c)	2,000,000	2,358,520
31

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	655,000	750,899
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	698,220
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	265,633
Orange Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	450,000	493,493
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (c)	1,250,000	1,476,287
Lease Refunding RB Series 2018	5.00%	06/01/34 (c)	1,235,000	1,450,372
Lease Refunding RB Series 2018	5.00%	06/01/35 (c)	770,000	900,654
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	1,000,000	1,139,290
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,027,917
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (c)	1,365,000	1,587,358
GO Bonds Series D	5.00%	08/01/32 (c)	1,490,000	1,722,157
GO Bonds Series D	5.00%	08/01/33 (c)	1,685,000	1,939,216
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (c)	1,030,000	1,216,657
Palm Desert Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017A	5.00%	10/01/27 (c)	600,000	719,160
Tax Allocation Refunding Bonds Series 2017A	5.00%	10/01/30 (c)	350,000	414,029
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (c)	2,500,000	2,991,675
Palomar CCD
GO Bonds Series 2006D	5.00%	08/01/29 (c)	450,000	546,903
GO Bonds Series 2006D	5.00%	08/01/30 (c)	500,000	605,840
GO Bonds Series 2006D	5.00%	08/01/31 (c)	400,000	483,208
Palomar Health
Refunding RB Series 2016	4.00%	11/01/18	530,000	532,804
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (c)	600,000	709,212
Pasadena USD
GO Refunding Bonds Series 2016B	4.00%	08/01/34 (c)	2,000,000	2,125,840
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (c)	350,000	428,043
Lease Refunding RB Series 2016	5.25%	09/01/33 (c)	800,000	960,928
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/29 (c)	735,000	884,558
Refunding GO Bonds Series 2017	5.00%	08/01/30 (c)	770,000	923,191
Refunding GO Bonds Series 2017	5.00%	08/01/31 (c)	815,000	973,469
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (e)	535,000	610,515
Reedley
Water Refunding RB Series 2017	4.00%	09/01/24	495,000	547,292
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	636,336
Water Refunding RB Series 2017	5.00%	09/01/26	570,000	679,263
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (c)(d)	735,000	493,744
32

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.00%	06/01/18	800,000	800,000
Sales Tax RB Series 2013A	5.25%	06/01/24 (c)(e)	710,000	827,178
Riverside County Public Finance Auth
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/25	1,200,000	1,435,764
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (c)	200,000	229,506
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (c)	1,000,000	1,118,590
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (c)(e)	1,000,000	1,088,150
Sacramento City USD
GO Refunding Bonds 2015	5.00%	07/01/18	75,000	75,210
Salinas City Elementary SD
GO Bonds Series 2008C	0.00%	07/01/38 (c)(d)	3,300,000	1,451,142
San Bruno Public Finance Auth
Wastewater RB Series 2017	4.00%	07/01/21	470,000	502,688
Wastewater RB Series 2017	5.00%	07/01/31 (c)	740,000	883,390
Wastewater RB Series 2017	5.00%	07/01/32 (c)	775,000	921,033
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (c)	1,675,000	1,846,419
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	811,424
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	635,519
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	409,346
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (c)	1,000,000	1,160,020
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20	900,000	938,889
Lease Refunding RB Series 2010A	5.00%	09/01/20	745,000	801,568
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25	2,000,000	2,391,640
San Diego Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016A	5.00%	09/01/29 (c)	500,000	581,950
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	334,992
Refunding RB Series 2013A	5.00%	09/01/23	550,000	627,000
Refunding RB Series 2013A	5.00%	09/01/25 (c)	545,000	618,406
San Diego USD
GO Bonds Series 2017K-2	0.00%	07/01/33 (c)(d)	1,090,000	632,440
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,540,000	1,716,546
San Francisco
COP Series 2009A	5.00%	04/01/21 (c)	3,325,000	3,417,767
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	450,000	498,046
Refunding RB Series 2012A	5.00%	05/01/26 (c)	290,000	321,970
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19	2,535,000	2,623,674
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,547,620
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	304,334
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (c)	200,000	233,462
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (c)	365,000	424,006
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/27 (c)	390,000	451,831
33

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (c)	305,000	351,836
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (c)	430,000	493,902
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (c)	1,205,000	1,405,090
GO Bonds Series 2017	5.00%	08/01/35 (c)	1,640,000	1,906,598
GO Bonds Series 2017	5.00%	08/01/36 (c)	925,000	1,071,353
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/19	140,000	142,624
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/20	300,000	311,460
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	379,194
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	387,517
San Jose
Airport RB Series 2011A2	5.00%	03/01/19	110,000	112,719
Airport Refunding RB Series 2014C	5.00%	03/01/30 (c)	440,000	500,496
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (c)	60,000	70,851
GO Bonds Series B	5.00%	08/01/31 (c)	625,000	761,881
GO Bonds Series B	5.00%	08/01/32 (c)	790,000	959,068
GO Bonds Series B	5.00%	08/01/33 (c)	300,000	362,415
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/19	1,960,000	2,020,505
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21	125,000	136,943
Lease RB Series 2014	5.00%	08/01/22	165,000	184,863
Lease RB Series 2014	3.00%	08/01/24	175,000	183,225
Lease RB Series 2014	5.00%	08/01/25 (c)	175,000	204,059
Lease RB Series 2014	5.00%	08/01/26 (c)	165,000	190,031
Lease RB Series 2014	5.00%	08/01/27 (c)	320,000	366,570
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (c)(e)	900,000	959,256
Santa Margarita Community Facilities Water District #99-1
Special Tax Refunding Bonds Series 2017A	5.00%	09/01/29 (c)	1,000,000	1,191,470
Santa Monica Public Financing Auth
Lease RB (Downtown Fire Station) Series 2018	5.00%	07/01/33 (c)(f)	500,000	591,070
Lease RB (Downtown Fire Station) Series 2018	5.00%	07/01/35 (c)(f)	575,000	674,682
Lease RB (Downtown Fire Station) Series 2018	5.00%	07/01/37 (c)(f)	530,000	619,570
Lease RB (Downtown Fire Station) Series 2018	5.00%	07/01/38 (c)(f)	175,000	204,271
Lease RB (Downtown Fire Station) Series 2018	5.00%	07/01/42 (c)(f)	1,000,000	1,163,800
Lease RB Series 2011A	5.00%	06/01/30 (c)	1,520,000	1,653,623
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/19	75,000	78,029
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (c)(f)	250,000	289,703
GO Bonds Series 2018C	5.00%	08/01/35 (c)(f)	300,000	346,485
GO Bonds Series 2018C	5.00%	08/01/36 (c)(f)	900,000	1,036,890
GO Bonds Series 2018C	5.00%	08/01/37 (c)(f)	900,000	1,034,928
GO Bonds Series 2018C	5.00%	08/01/43 (c)(f)	2,125,000	2,442,772
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23	1,160,000	1,336,819
Sonoma-Marin Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/20	500,000	528,805
34

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
South Bay USD
GO Bonds Series 2012B	0.00%	08/01/33 (c)(d)	200,000	116,798
GO Bonds Series 2012B	0.00%	08/01/34 (c)(d)	250,000	139,130
GO Bonds Series 2012B	0.00%	08/01/35 (c)(d)	250,000	132,825
GO Bonds Series 2012B	0.00%	08/01/37 (c)(d)	450,000	218,777
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21 (b)	4,505,000	4,820,305
Water Refunding RB Series 2016A	5.00%	07/01/34 (c)	390,000	456,897
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (c)	2,375,000	2,535,597
Refunding RB (Magnolia Power) Series 2017-1	2.00%	07/01/36 (c)	1,000,000	1,003,920
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	688,414
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	726,572
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	753,195
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	793,716
Tustin Community Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	09/01/35 (c)	895,000	943,822
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (c)(e)	950,000	1,074,763
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (c)	3,000,000	3,283,740
Medical Center Pooled RB Series 2013J	5.00%	05/15/19	100,000	103,433
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	915,000	928,185
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,876,520
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (c)(e)	1,875,000	2,092,894
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,331,448
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	378,803
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	538,785
GO Refunding Bonds Series 2016B	5.00%	08/01/28 (c)	515,000	608,637
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (c)	595,000	696,959
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (c)	635,000	739,762
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18	70,000	70,000
Woodland Finance Auth
Water RB Series 2011	4.15%	03/01/19	130,000	132,402
Water RB Series 2011	4.65%	03/01/21	115,000	123,471
Total Fixed-Rate Obligations
(Cost $370,279,685)				381,009,213

Variable-Rate Obligations 6.4% of net assets
CALIFORNIA 6.4%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1
(SIFMA Municipal Swap Index + 0.90%)	1.96%	04/01/45 (c)	5,000,000	5,093,850
Toll Bridge RB Series 2007A1
(SIFMA Municipal Swap Index + 0.70%)	1.76%	04/01/47 (c)	1,000,000	1,004,170
35

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	1.44%	12/01/27 (b)(c)	9,000,000	9,026,550
GO Refunding Bonds 2012B
(SIFMA Municipal Swap Index + 1.15%)	2.21%	05/01/20 (c)	1,000,000	1,011,910
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	1.43%	12/01/35 (c)	3,000,000	3,027,180
California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A	0.57%	11/01/35 (c)(g)	1,415,000	1,415,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C	0.65%	11/01/26 (a)(c)(g)	800,000	800,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004J	0.98%	04/01/36 (c)(g)	1,900,000	1,900,000
RB (Kaiser Permanente) Series 2009C1	0.98%	04/01/46 (c)(g)	2,150,000	2,150,000
Total Variable-Rate Obligations
(Cost $25,246,250)				25,428,660
(a)	Credit-enhanced or liquidity-enhanced.
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(d)	Zero coupon bond.
(e)	Refunded bond.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HSD –	High school district
RB –	Revenue bond
RDA –	Redevelopment agency
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association
UHSD –	Union high school district
USD –	Unified school district
VRDN –	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$381,009,213	$—	$381,009,213
Variable-Rate Obligations[1]	—	25,428,660	—	25,428,660
Total	$—	$406,437,873	$—	$406,437,873
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
36

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
37

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89446MAY18
38

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 19, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	July 19, 2018